AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

AMERICAN BEACON FUNDS

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Beacon Balanced Fund

July 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 59.31%
CONSUMER DISCRETIONARY - 5.52%
Auto Components - 1.12%
Delphi Automotive PLC	16,800	$902
Johnson Controls, Inc.	195,500	7,861
Magna International, Inc., Class A	18,400	1,407

		10,170

Automobiles - 1.78%
General Motors Co.A	184,900	6,633
Hertz Global Holdings, Inc.A	209,920	5,376
Time Warner Cable, Inc.	23,300	2,659

		8,533

Multiline Retail - 0.91%
Target Corp.	115,800	8,251

Specialty Retail - 0.15%
Lowe’s Cos., Inc.	31,500	1,404

Total Consumer Discretionary		50,096

CONSUMER STAPLES - 4.24%
Beverages - 0.74%
Diageo PLC, ADRB	35,100	4,399
Molson Coors Brewing Co., Class B	18,100	906
PepsiCo, Inc.	16,400	1,370

		6,675

Food & Drug Retailing - 1.84%
Kroger Co.	150,700	5,918
Sysco Corp.	96,900	3,344
Wal-Mart Stores, Inc.	95,200	7,420

		16,682

Food Products - 0.20%
Mondelez International, Inc., Class A	58,300	1,823

Tobacco - 1.46%
Altria Group, Inc.	75,700	2,654
Imperial Tobacco Group PLC, ADRB	53,900	3,619
Philip Morris International, Inc.	78,400	6,992

		13,265

Total Consumer Staples		38,445

ENERGY - 8.59%
Energy Equipment & Services - 1.24%
Cobalt International Energy, Inc.A	168,700	4,868
Halliburton Co.	97,000	4,383
Transocean Ltd.	42,920	2,024

		11,275

Oil & Gas - 7.35%
Apache Corp.	48,600	3,900
BP PLC, ADRB	293,754	12,173
Chevron Corp.	26,828	3,377
ConocoPhillips	73,490	4,767
Hess Corp.	65,300	4,862
Kosmos Energy Ltd.A	50,500	533
Marathon Oil Corp.	45,300	1,647
Marathon Petroleum Corp.	28,450	2,086
Murphy Oil Corp.	20,000	1,354
Occidental Petroleum Corp.	88,800	7,908
Phillips 66	78,195	4,809
Royal Dutch Shell PLC, Class A, ADRB	30,437	2,080
Royal Dutch Shell PLC, Class B, ADRB	78,600	5,570
Seadrill Ltd.	73,000	3,116
Spectra Energy Corp.	75,900	2,732

	Shares	Fair Value

Toyota Motor Corp., ADRB	33,700	$4,108

		16,117

Hotels, Restaurants & Leisure - 0.41%
Carnival Corp.	101,300	3,751

Household Durables - 0.21%
Stanley Black & Decker, Inc.	22,100	1,870

Media - 0.94%
Comcast Corp., Class A	52,400	2,362
Comcast Corp., Special Class A	22,600	974
Interpublic Group of Cos., Inc.	154,300	2,538
Total S.A., ADRB	107,400	5,698

		66,612

Total Energy		77,887

FINANCIALS - 15.69%
Banks - 1.43%
Bank of New York Mellon Corp.	61,700	1,940
PNC Financial Services Group, Inc.	73,125	5,561
SunTrust Banks, Inc.	156,100	5,431

		12,932

Diversified Financials - 10.16%
American Express Co.	71,900	5,304
Bank of America Corp.	1,091,980	15,943
Blackstone Group LPC	68,200	1,538
Capital One Financial Corp.	116,200	8,020
Charles Schwab Corp.	176,900	3,908
Citigroup, Inc.	249,670	13,018
JPMorgan Chase & Co.	418,434	23,320
KKR & Co. LPC	71,800	1,468
Morgan Stanley	49,300	1,341
SLM Corp.	153,300	3,788
Wells Fargo & Co.	332,898	14,481

		92,129

Insurance - 4.10%
ACE Ltd.	18,000	1,645
Allstate Corp.	75,400	3,844
American International Group, Inc.	148,200	6,745
Berkshire Hathaway, Inc., Class BA	39,458	4,572
Hartford Financial Services Group, Inc.	73,300	2,262
Lincoln National Corp.	89,400	3,725
MetLife, Inc.	177,900	8,613
Unum Group	102,300	3,237
XL Group PLC	80,400	2,521

		37,164

Total Financials		142,225

HEALTH CARE - 8.18%
Health Care Equipment & Supplies - 1.15%
Covidien PLC	27,300	1,682
Medtronic, Inc.	141,000	7,790
Zimmer Holdings, Inc.	11,300	943

		10,415

Health Care Providers & Services - 2.43%
Aetna, Inc.	15,200	975
Humana, Inc.	44,500	4,061
Quest Diagnostics, Inc.	22,900	1,335
UnitedHealth Group, Inc.	84,200	6,134
WellPoint, Inc.	111,600	9,549

		22,054

Pharmaceuticals - 4.60%
AstraZeneca PLC, ADRB	54,700	2,774
GlaxoSmithKline PLC, ADRB	50,100	2,553
Johnson & Johnson	100,600	9,406
Mallinckrodt PLCA	3,412	157
Merck & Co., Inc.	216,400	10,424

	Shares	Fair Value

Novartis AG, ADRB	50,400	$3,609
Pfizer, Inc.	366,154	10,703
Sanofi, ADRB	41,100	2,116

		41,742

Total Health Care		74,211

INDUSTRIALS - 6.17%
Aerospace & Defense - 1.75%
Boeing Co.	25,000	2,628
Exelis, Inc.	72,200	1,067
General Dynamics Corp.	33,000	2,816
Lockheed Martin Corp.	22,000	2,643
Northrop Grumman Corp.	10,900	1,003
Raytheon Co.	78,800	5,661

		15,818

Air Freight & Couriers - 0.32%
FedEx Corp.	27,500	2,915

Commercial Services & Supplies - 0.62%
Global Payments, Inc.	43,800	2,028
RR Donnelley & Sons Co.	190,100	3,610

		5,638

Electrical Equipment - 0.53%
Emerson Electric Co.	78,700	4,830

Industrial Conglomerates - 1.29%
General Electric Co.	265,400	6,467
Honeywell International, Inc.	62,600	5,195

		11,662

Machinery - 1.66%
Caterpillar, Inc.	21,300	1,766
Cummins, Inc.	42,200	5,115
Illinois Tool Works, Inc.	39,800	2,867
ITT Corp.	21,900	684
Joy Global, Inc.	27,800	1,376
PACCAR, Inc.	41,200	2,318
Xylem, Inc.	36,900	920

		15,046

Total Industrials		55,909

INFORMATION TECHNOLOGY - 5.75%
Communications Equipment - 0.63%
Cisco Systems, Inc.	37,700	963
Corning, Inc.	314,400	4,776

		5,739

Computers & Peripherals - 1.80%
Apple, Inc.	10,310	4,665
Hewlett-Packard Co.	223,000	5,727
International Business Machines Corp.	9,500	1,853
Seagate Technology PLC	49,625	2,030
Western Digital Corp.	32,300	2,079

		16,354

Electronic Equipment & Instruments - 0.15%
TE Connectivity Ltd.	27,525	1,405

	Shares	Fair Value

Semiconductor Equipment & Products - 0.50%
Intel Corp.	131,100	$3,055
Texas Instruments, Inc.	37,000	1,450

		4,505

Software - 2.67%
Activision Blizzard, Inc.	236,200	4,247
Check Point Software Technologies Ltd.A	35,300	1,988
Microsoft Corp.	414,900	13,206
Oracle Corp.	146,500	4,739

		24,180

Total Information Technology		52,183

MATERIALS - 0.57%
Dow Chemical Co.	76,800	2,691
EI du Pont de Nemours & Co.	43,700	2,521

Total Materials		5,212

TELECOMMUNICATION SERVICES - 2.01%
Diversified Telecommunication Services - 1.46%
AT&T, Inc.	238,177	8,400
Verizon Communications, Inc.	96,908	4,795

		13,195

Wireless Telecommunication Services - 0.55%
Vodafone Group PLC, ADRB	167,500	5,017

Total Telecommunication Services		18,212

UTILITIES - 2.59%
CenterPoint Energy, Inc.	158,700	3,939
Edison International	28,700	1,431
Entergy Corp.	56,600	3,821
Exelon Corp.	149,800	4,582
NRG Energy, Inc.	103,000	2,762
Public Service Enterprise Group, Inc.	205,600	6,947

Total Utilities		23,482

Total Common Stock (Cost $397,823)		537,862

PREFERRED STOCK - 0.71%
CONSUMER DISCRETIONARY - 0.23%
General Motors Co., 4.75%, Due 12/1/2013	41,800	2,087

FINANCIALS - 0.35%
Insurance - 0.18%
Allstate Corp., 5.10%, Due 1/15/2053	64,700	1,626

Real Estate Investment Trusts - 0.17%
Public Storage, Inc., 5.75%, Due 12/31/2049	65,300	1,538

Total Financials		3,164

SERVICE - 0.13%
Comcast Corp., 5.00%, Due 12/15/2061	49,800	1,202

	Shares	Fair Value
		(000’s)

Total Preferred Stock (Cost $6,429)		$6,453

	Par Amount
	(000’s)
CORPORATE OBLIGATIONS - 10.80%
Aerospace/Defense - 0.16%
Northrop Grumman Corp.,
5.05%, Due 8/1/2019	$150	169
United Technologies Corp.,
1.80%, Due 6/1/2017	740	747
6.125%, Due 7/15/2038	450	560

		1,476

Auto Manufacturing - 0.31%
American Honda Finance Corp.,
3.875%, Due 9/21/2020D	250	260
Daimler Finance North America LLC,
3.00%, Due 3/28/2016D E	160	167
2.95%, Due 1/11/2017D E	300	310
2.40%, Due 4/10/2017D E	550	557
Ford Motor Credit Co. LLC,
4.25%, Due 2/3/2017E	300	317
5.875%, Due 8/2/2021E	400	444
Toyota Motor Credit Corp.,
2.05%, Due 1/12/2017	265	269
Volkswagen International Finance N.V.,
1.625%, Due 3/22/2015D	500	506

		2,830

Banks - 4.32%
Bank of America Corp.,
6.50%, Due 8/1/2016	1,340	1,518
7.80%, Due 9/15/2016	700	810
7.625%, Due 6/1/2019	1,180	1,440
Bank of New York Mellon Corp.,
2.30%, Due 7/28/2016	460	476
Bank of Nova Scotia,
0.75%, Due 10/9/2015	230	229
Bank One Corp.,
4.90%, Due 4/30/2015	250	266
Barclays Bank PLC,
3.90%, Due 4/7/2015	330	345
6.75%, Due 5/22/2019	350	419
Bear Stearns Cos. LLC,
7.25%, Due 2/1/2018E	1,870	2,242
BNP Paribas S.A.,
3.60%, Due 2/23/2016	320	338
Canadian Imperial Bank of Commerce,
2.35%, Due 12/11/2015	350	361
Capital One Financial Corp.,
2.15%, Due 3/23/2015	495	503
Citigroup, Inc.,
1.204%, Due 4/1/2014F	6	6
6.375%, Due 8/12/2014	1,720	1,813
0.553%, Due 11/5/2014F	320	319
1.70%, Due 7/25/2016	260	260

	Par Amount	Fair Value
	(000’s)	(000’s)
8.50%, Due 5/22/2019	$1,760	$2,246
Danske Bank A/S,
1.318%, Due 4/14/2014D F	620	623
Fifth Third Bancorp,
3.625%, Due 1/25/2016	325	343
0.692%, Due 12/20/2016F	1,000	986
8.25%, Due 3/1/2038	455	596
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	725	789
6.25%, Due 9/1/2017	650	741
5.95%, Due 1/18/2018	405	457
6.00%, Due 6/15/2020	175	199
5.75%, Due 1/24/2022	400	445
ING Bank N.V.,
1.674%, Due 6/9/2014D G	1,980	1,997
5.125%, Due 5/1/2015D	450	470
3.75%, Due 3/7/2017D	400	420
JPMorgan Chase & Co.,
0.715%, Due 4/23/2015	845	844
0.602%, Due 6/13/2016F	1,000	983
5.50%, Due 10/15/2040	325	355
KeyCorp,
5.10%, Due 3/24/2021	175	194
Lloyds TSB Bank PLC,
4.375%, Due 1/12/2015D	325	339
Merrill Lynch & Co. Inc.,
6.40%, Due 8/28/2017	485	554
6.50%, Due 7/15/2018	300	346
6.11%, Due 1/29/2037	365	365
Morgan Stanley,
0.570%, Due 1/9/2014F	1,760	1,758
0.748%, Due 10/15/2015F	920	910
1.75%, Due 2/25/2016	265	265
0.716%, Due 10/18/2016F	705	687
4.75%, Due 3/22/2017	805	865
7.30%, Due 5/13/2019	350	415
5.625%, Due 9/23/2019	350	387
3.75%, Due 2/25/2023	265	255
National Australia Bank Ltd.,
4.375%, Due 12/10/2020D	325	348
Nordea Bank AB,
4.875%, Due 1/27/2020D	300	328
PNC Funding Corp.,
4.25%, Due 9/21/2015	255	273
4.375%, Due 8/11/2020	330	356
3.30%, Due 3/8/2022	290	283
Rabobank Nederland,
2.125%, Due 10/13/2015	235	241
Royal Bank of Canada,
1.15%, Due 3/13/2015	195	197
0.625%, Due 12/5/2016	810	807
Societe Generale S.A.,
2.20%, Due 9/14/2013D	300	300
1.319%, Due 4/11/2014D F	900	904
State Street Corp.,
2.875%, Due 3/7/2016	510	535

	Par Amount	Fair Value
	(000’s)	(000’s)
SunTrust Banks, Inc.,
3.50%, Due 1/20/2017	$315	$331
UBS AG,
5.875%, Due 12/20/2017	611	706
US Bancorp,
1.65%, Due 5/15/2017	280	280
Wachovia Corp.,
0.605%, Due 10/28/2015F	865	857
0.638%, Due 10/15/2016F	650	641
5.75%, Due 2/1/2018	480	556

		39,122

Beverage/Bottling - 0.19%
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, Due 4/15/2020	330	373
8.00%, Due 11/15/2039	125	182
Diageo Capital PLC,
1.50%, Due 5/11/2017	605	602
PepsiCo, Inc.,
2.50%, Due 5/10/2016	240	250
SABMiller Holdings, Inc.,
4.95%, Due 1/15/2042D	300	309

		1,716

Cable/Broadcasting/Satellite - 0.48%
CBS Corp.,
3.375%, Due 3/1/2022	500	482
Comcast Corp.,
5.875%, Due 2/15/2018	485	567
6.55%, Due 7/1/2039	450	544
DIRECTV Holdings LLC,
3.80%, Due 3/15/2022E	310	298
6.35%, Due 3/15/2040E	140	144
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	150	165
Time Warner Cable, Inc.,
5.85%, Due 5/1/2017	650	711
6.75%, Due 7/1/2018	230	257
Time Warner, Inc.,
4.875%, Due 3/15/2020	460	501
4.75%, Due 3/29/2021	325	353
Viacom, Inc.,
4.50%, Due 2/27/2042	450	395

		4,417

Chemicals - 0.06%
Dow Chemical Co.,
4.25%, Due 11/15/2020	255	270
4.125%, Due 11/15/2021	300	310

		580

Consumer Products - 0.05%
ConAgra Foods, Inc.,
3.20%, Due 1/25/2023	190	182
Kellogg Co.,
1.875%, Due 11/17/2016	150	152
Kraft Foods Group, Inc.,
1.625%, Due 6/4/2015	130	132

		466

Diversified Financial Services - 0.31%

	Par Amount	Fair Value
	(000’s)	(000’s)
American Express Co.,
4.05%, Due 12/3/2042	$270	$240
American Express Credit Corp.,
1.75%, Due 6/12/2015	395	402
1.30%, Due 7/29/2016	255	256
General Electric Capital Corp.,
5.625%, Due 5/1/2018	375	431
6.00%, Due 8/7/2019	350	408
5.50%, Due 1/8/2020	250	283
5.30%, Due 2/11/2021	140	153
3.15%, Due 9/7/2022	440	416
5.875%, Due 1/14/2038	210	230

		2,819

Electric - 0.47%
Commonwealth Edison Co.,
4.00%, Due 8/1/2020	175	187
Consolidated Edison Co. of New York, Inc.,
5.50%, Due 12/1/2039	350	399
Duke Energy Indiana, Inc.,
6.05%, Due 6/15/2016	250	283
EDF S.A.,
4.60%, Due 1/27/2020D	320	345
MidAmerican Energy Holdings Co.,
6.125%, Due 4/1/2036	500	578
National Rural Utilities Cooperative Finance Corp.,
5.45%, Due 4/10/2017	285	324
Pacific Gas & Electric Co.,
6.25%, Due 12/1/2013	175	178
Progress Energy, Inc.,
4.875%, Due 12/1/2019	350	391
Southwestern Electric Power Co.,
3.55%, Due 2/15/2022	600	583
Union Electric Co.,
6.70%, Due 2/1/2019	260	317
Westar Energy, Inc.,
6.00%, Due 7/1/2014	175	183
Xcel Energy, Inc.,
5.613%, Due 4/1/2017	434	487

		4,255

Electronics - 0.16%
Altera Corp.,
1.75%, Due 5/15/2017	150	149
Analog Devices, Inc.,
3.00%, Due 4/15/2016	225	235
Applied Materials, Inc.,
2.65%, Due 6/15/2016	235	244
Intel Corp.,
1.35%, Due 12/15/2017	300	295
3.30%, Due 10/1/2021	215	216
Koninklijke Philips Electronics N.V.,
5.75%, Due 3/11/2018	270	314

		1,453

Engineering & Construction - 0.02%
ABB Finance USA, Inc.,

	Par Amount	Fair Value
	(000’s)	(000’s)
2.875%, Due 5/8/2022	$175	$168

Gas - Pipelines - 0.27%
Energy Transfer Partners LP,
8.50%, Due 4/15/2014C	249	262
9.00%, Due 4/15/2019C	180	230
Enterprise Products Operating LLC,
6.125%, Due 10/15/2039E	310	350
ONEOK Partners LP,
6.125%, Due 2/1/2041C	215	225
Spectra Energy Capital LLC,
5.668%, Due 8/15/2014E	240	251
5.65%, Due 3/1/2020E	315	349
Spectra Energy Partners LP,
4.60%, Due 6/15/2021C	160	162
The Williams Cos., Inc.,
3.70%, Due 1/15/2023	125	115
TransCanada PipeLines Ltd.,
7.625%, Due 1/15/2039	255	347
6.10%, Due 6/1/2040	170	201

		2,492

Healthcare - Products - 0.14%
Baxter International, Inc.,
1.85%, Due 1/15/2017	155	156
3.20%, Due 6/15/2023	330	324
Becton Dickinson and Co.,
3.25%, Due 11/12/2020	265	268
Covidien International Finance S.A.,
2.80%, Due 6/15/2015	200	207
St Jude Medical, Inc.,
2.50%, Due 1/15/2016	300	308

		1,263

Healthcare - Services - 0.18%
Humana, Inc.,
3.15%, Due 12/1/2022	330	308
Quest Diagnostics, Inc.,
4.75%, Due 1/30/2020	150	162
UnitedHealth Group, Inc.,
5.375%, Due 3/15/2016	240	266
3.875%, Due 10/15/2020	325	341
3.95%, Due 10/15/2042	155	137
WellPoint, Inc.,
4.35%, Due 8/15/2020	360	382

		1,596

Information / Data Technology - 0.50%
Apple, Inc.,
2.40%, Due 5/3/2023	510	469
EMC Corp.,
1.875%, Due 6/1/2018	385	384
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	325	329
4.65%, Due 12/9/2021	235	238
4.05%, Due 9/15/2022	300	292
6.00%, Due 9/15/2041	1,885	1,872
Oracle Corp.,
1.20%, Due 10/15/2017	305	298

	Par Amount	Fair Value
	(000’s)	(000’s)
Xerox Corp.,
8.25%, Due 5/15/2014	$160	$169
1.094%, Due 5/16/2014F	232	232
2.95%, Due 3/15/2017	150	154

		4,437

Insurance - 0.69%
AEGON Funding Co. LLC,
5.75%, Due 12/15/2020E	350	393
American International Group, Inc.,
6.40%, Due 12/15/2020	625	738
4.875%, Due 6/1/2022	600	652
CNA Financial Corp.,
7.35%, Due 11/15/2019	265	325
Liberty Mutual Group, Inc.,
5.00%, Due 6/1/2021D	280	296
Liberty Mutual Insurance Co.,
7.875%, Due 10/15/2026D	1,500	1,794
Lincoln National Corp.,
4.75%, Due 2/15/2014	245	250
Loews Corp.,
5.25%, Due 3/15/2016	650	716
MetLife, Inc.,
6.375%, Due 6/15/2034	350	428
Prudential Financial, Inc.,
7.375%, Due 6/15/2019	300	372
Willis North America, Inc.,
6.20%, Due 3/28/2017	295	327

		6,291

Machinery - 0.13%
Caterpillar Financial Services Corp.,
1.10%, Due 5/29/2015	255	257
1.625%, Due 6/1/2017	330	328
John Deere Capital Corp.,
0.95%, Due 6/29/2015	120	121
1.30%, Due 3/12/2018	320	313
Precision Castparts Corp.,
0.70%, Due 12/20/2015	180	180

		1,199

Metals/Mining - 0.06%
BHP Billiton Finance USA Ltd.,
1.625%, Due 2/24/2017	215	215
Rio Tinto Finance USA Ltd.,
2.50%, Due 5/20/2016	280	289
Teck Resources Ltd.,
6.00%, Due 8/15/2040	70	65

		569

Natural Gas Distribution - 0.02%
Sempra Energy,
6.50%, Due 6/1/2016	190	217

Oil & Gas - 0.58%
Apache Corp.,
5.10%, Due 9/1/2040	170	173
BP Capital Markets PLC,
4.50%, Due 10/1/2020	295	320
2.50%, Due 11/6/2022	370	338

	Par Amount	Fair Value
	(000’s)	(000’s)
Canadian Natural Resources Ltd.,
3.45%, Due 11/15/2021	$295	$297
6.25%, Due 3/15/2038	365	418
ConocoPhillips,
6.65%, Due 7/15/2018	460	550
Devon Energy Corp.,
4.75%, Due 5/15/2042	300	281
EOG Resources, Inc.,
2.50%, Due 2/1/2016	325	338
Husky Energy, Inc.,
5.90%, Due 6/15/2014	200	209
3.95%, Due 4/15/2022	330	336
Marathon Oil Corp.,
6.00%, Due 10/1/2017	265	305
Phillips 66,
1.95%, Due 3/5/2015	200	203
4.30%, Due 4/1/2022	265	273
Pride International, Inc.,
6.875%, Due 8/15/2020	150	180
Shell International Finance BV,
0.625%, Due 12/4/2015	775	774
Valero Energy Corp.,
9.375%, Due 3/15/2019	135	177

		5,172

Oilfield Mach./Service - 0.06%
Cameron International Corp.,
6.375%, Due 7/15/2018	150	177
Halliburton Co.,
3.25%, Due 11/15/2021	365	367

		544

Other Manufacturing - 0.12%
Cooper US, Inc.,
6.10%, Due 7/1/2017	245	281
3.875%, Due 12/15/2020	245	253
Eaton Corp PLC,
5.60%, Due 5/15/2018	205	234
Tyco Electronics Group S.A.,
1.60%, Due 2/3/2015	115	116
6.55%, Due 10/1/2017	175	202

		1,086

Other Service - 0.03%
eBay, Inc.,
1.35%, Due 7/15/2017	240	238

Other Transportation - 0.01%
United Parcel Service, Inc.,
1.125%, Due 10/1/2017	125	123

Pharmaceuticals - 0.33%
AbbVie, Inc.,
1.20%, Due 11/6/2015D	255	256
2.90%, Due 11/6/2022D	350	333
Cardinal Health, Inc.,
3.20%, Due 3/15/2023	305	287
Genzyme Corp.,
5.00%, Due 6/15/2020	190	213

	Par Amount	Fair Value
	(000’s)	(000’s)
Gilead Sciences, Inc.,
2.40%, Due 12/1/2014	$245	$250
GlaxoSmithKline Capital PLC,
1.50%, Due 5/8/2017	550	550
McKesson Corp.,
3.25%, Due 3/1/2016	160	169
Novartis Capital Corp.,
2.90%, Due 4/24/2015	160	167
Sanofi,
1.25%, Due 4/10/2018	385	375
4.00%, Due 3/29/2021	245	261
Teva Pharmaceutical Finance II,
3.00%, Due 6/15/2015	150	156

		3,017

Railroads - 0.20%
Burlington Northern Santa Fe LLC,
7.95%, Due 8/15/2030E	235	309
5.75%, Due 5/1/2040E	170	194
Canadian National Railway Co.,
5.55%, Due 5/15/2018	350	405
CSX Corp.,
5.50%, Due 4/15/2041	325	347
Norfolk Southern Corp.,
5.75%, Due 4/1/2018	425	492

		1,747

Real Estate Investment Trusts - 0.21%
Boston Properties LP,
3.125%, Due 9/1/2023C	175	162
ERP Operating LP,
3.00%, Due 4/15/2023C	140	130
HCP, Inc.,
5.375%, Due 2/1/2021	290	319
Health Care REIT, Inc.,
4.125%, Due 4/1/2019H	165	174
5.25%, Due 1/15/2022H	190	207
Simon Property Group LP,
6.125%, Due 5/30/2018C	380	448
10.35%, Due 4/1/2019C	325	452

		1,892

Retail - 0.10%
CVS Caremark Corp.,
3.25%, Due 5/18/2015	170	177
Home Depot, Inc.,
2.70%, Due 4/1/2023	125	119
Walgreen Co.,
3.10%, Due 9/15/2022	125	119
Wal-Mart Stores, Inc.,
7.55%, Due 2/15/2030	350	480

		895

Telecom - 0.52%
America Movil SAB de CV,
6.375%, Due 3/1/2035	350	387
AT&T, Inc.,
0.80%, Due 12/1/2015	365	364
5.35%, Due 9/1/2040	188	190
4.35%, Due 6/15/2045	341	298

	Par Amount	Fair Value
	(000’s)	(000’s)
Cellco Partnership,
8.50%, Due 11/15/2018	$240	$312
Deutsche Telekom International Finance BV,
4.875%, Due 3/6/2042D	300	293
Oi S.A.,
5.75%, Due 2/10/2022D	385	360
Orange S.A.,
4.375%, Due 7/8/2014	150	155
2.125%, Due 9/16/2015	150	152
Rogers Communications, Inc.,
5.50%, Due 3/15/2014	225	232
Verizon Communications, Inc.,
1.95%, Due 3/28/2014	360	363
4.60%, Due 4/1/2021	380	412
3.50%, Due 11/1/2021	150	150
6.90%, Due 4/15/2038	275	334
Vodafone Group PLC,
1.625%, Due 3/20/2017	355	350
6.15%, Due 2/27/2037	365	399

		4,751

Tobacco - 0.04%
Altria Group, Inc.,
4.75%, Due 5/5/2021	310	333

Vehicle Parts - 0.08%
Johnson Controls, Inc.,
1.75%, Due 3/1/2014	385	388
5.00%, Due 3/30/2020	320	352

		740

Total Corporate Obligations (Cost $93,976)		97,904

FOREIGN GOVERNMENT OBLIGATIONS - 0.09%
Oil & Gas - 0.09%
Petrobras International Finance Co.,
3.875%, Due 1/27/2016	200	206
3.50%, Due 2/6/2017	135	136
6.875%, Due 1/20/2040	115	112
Petroleos Mexicanos,
6.00%, Due 3/5/2020	325	364

Total Foreign Government Obligations (Cost $771)		818

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.69%
Banc of America Commercial Mortgage Trust,
5.317%, Due 9/10/2047, 2006-5 A2	240	242
5.632%, Due 4/10/2049, 2007-2 A2	71	72
Bear Stearns Commercial Mortgage Securities,

	Par Amount	Fair Value
	(000’s)	(000’s)
5.201%, Due 12/11/2038, 2006-PW14 A4	$665	$736
5.54%, Due 9/11/2041, 2006-PW13 A4	420	464
4.831%, Due 7/11/2042, 2004-PWR5 A4	136	136
GS Mortgage Securities Corp II,
3.679%, Due 8/10/2043, 2010-C1 A1D	333	352
3.849%, Due 12/10/2043, 2010-C2 A1D	514	545
3.645%, Due 3/10/2044, 2011-GC3 A2D	500	527
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	106	107
3.853%, Due 6/15/2043, 2010-C1 A1D	654	683
4.388%, Due 2/15/2046, 2011-C3 A3D	550	595
4.625%, Due 3/15/2046, 2005-LDP1 A2	54	54
5.711%, Due 2/12/2049, 2007-CB19 A4	550	617
5.629%, Due 2/12/2051, 2007-CB20 A2	55	54
JPMBB Commercial Mortgage Securities Trust 2013-C12,
3.157%, Due 7/15/2045,	450	448
LB-UBS Commercial Mortgage Trust,
5.424%, Due 2/15/2040, 2007-C1 A4	500	556
Wachovia Bank Commercial Mortgage Trust,
5.743%, Due 6/15/2049, 2007-C32 A2	87	89

Total Non-Agency Mortgage-Backed Obligations (Cost $5,880)		6,277

ASSET-BACKED OBLIGATIONS - 0.40%
Capital Auto Receivables Asset Trust 2013-1,
0.92%, Due 9/20/2016,	1,500	1,501
CNH Equipment Trust,
2.04%, Due 10/17/2016, 2011-A A4	380	386
0.94%, Due 5/15/2017, 2012 A A3	422	423
Ford Credit Auto Lease Trust,
0.60%, Due 3/15/2016, 2013-A A3	240	238
Hyundai Auto Receivables Trust,
3.15%, Due 3/15/2016, 2009-A A4	99	100
Nissan Auto Lease Trust,
0.58%, Due 11/16/2015, 2012 B A3	415	414
Volkswagen Auto Loan Enhanced Trust,
0.87%, Due 7/20/2015, 2012 A A3	535	537

Total Asset-Backed Obligations (Cost $3,600)		3,599

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 5.26%
Federal Home Loan Mortgage Corporation

	Par Amount	Fair Value
	(000’s)	(000’s)
4.50%, Due 3/1/2019	$164	$173
5.00%, Due 10/1/2020	67	72
5.00%, Due 8/1/2033	356	383
5.50%, Due 2/1/2034	326	354
5.00%, Due 3/1/2034	252	270
6.00%, Due 6/1/2034	246	275
6.00%, Due 8/1/2034	193	213
5.00%, Due 8/1/2035	218	233
5.00%, Due 9/1/2035	159	170
5.50%, Due 4/1/2037	257	277
5.50%, Due 5/1/2038	130	141
0.591%, Due 12/15/2040F	676	679
4.00%, Due 1/1/2041	883	916
4.50%, Due 2/1/2041	754	796
3.50%, Due 3/1/2042	462	465
4.00%, Due 3/1/2042	332	344
3.50%, Due 6/1/2042	2,334	2,350
3.50%, Due 7/1/2042	588	592
3.00%, Due 8/1/2042	952	922

		9,625

Federal National Mortgage Association
5.50%, Due 2/1/2014	11	12
6.00%, Due 4/1/2016	44	46
5.00%, Due 12/1/2017	142	151
4.50%, Due 9/1/2018	103	110
4.00%, Due 8/1/2020	150	160
3.50%, Due 1/1/2026	199	209
4.00%, Due 5/1/2026	1,043	1,105
3.50%, Due 1/1/2028	285	299
5.00%, Due 3/1/2034	392	423
4.50%, Due 9/1/2034	163	173
5.50%, Due 12/1/2035	104	113
5.00%, Due 2/1/2036	160	173
5.50%, Due 4/1/2036	210	228
6.00%, Due 9/1/2036	161	176
5.50%, Due 2/1/2037	244	266
5.50%, Due 6/1/2038	64	69
4.50%, Due 1/1/2040	830	879
4.00%, Due 9/1/2040	633	658
4.00%, Due 1/1/2041	1,153	1,199
4.00%, Due 2/1/2041	1,249	1,304
4.00%, Due 4/1/2041	881	920
4.50%, Due 4/1/2041	1,985	2,110
4.50%, Due 5/1/2041	1,337	1,424
4.50%, Due 8/1/2041	1,199	1,273
4.00%, Due 10/1/2041	1,064	1,105
4.50%, Due 10/1/2041	746	795
3.50%, Due 2/1/2042	1,325	1,341
4.00%, Due 4/1/2042	1,127	1,173
3.50%, Due 9/1/2042	825	833
4.00%, Due 7/1/2043	1,283	1,321

		20,048

Government National Mortgage Association
7.00%, Due 12/15/2025	131	153
6.50%, Due 8/15/2027	129	146

	Par Amount	Fair Value
	(000’s)	(000’s)
6.50%, Due 11/15/2027	$137	$156
7.50%, Due 12/15/2028	119	140
5.50%, Due 7/15/2033	298	333
6.00%, Due 12/15/2033	335	379
6.00%, Due 10/15/2038	594	654
5.00%, Due 10/15/2039	2,296	2,535
5.50%, Due 2/15/2040	613	667
4.00%, Due 5/15/2040	639	672
3.50%, Due 3/15/2043	737	751
5.50%, Due 2/20/2034	432	480
4.50%, Due 10/20/2040	929	1,005
6.00%, Due 5/20/2042	408	454
1.692%, Due 11/16/2035, 2010-148 A	163	163
2.174%, Due 7/16/2038, 2011-147 A	1,925	1,959
2.989%, Due 3/16/2039, 2010-71 AC	292	298
1.624%, Due 7/16/2039, 2013-78 AB	1,991	1,987
2.543%, Due 9/16/2044, 2011-96 AC	703	721
3.20%, Due 11/16/2044, 2011-92 B	2,400	2,498

		16,151

National Credit Union Administration
0.593%, Due 3/11/2020, 2011 R3 1AF	1,894	1,899

Total U.S. Agency Mortgage-Backed Obligations (Cost $47,359)		47,723

U.S. TREASURY OBLIGATIONS - 5.10%
2.125%, Due 11/30/2014	2,650	2,718
0.375%, Due 3/15/2015	3,100	3,106
2.50%, Due 3/31/2015	3,250	3,371
0.25%, Due 12/15/2015	2,500	2,490
1.50%, Due 6/30/2016	3,000	3,079
3.125%, Due 10/31/2016	3,000	3,231
0.875%, Due 1/31/2017	6,770	6,780
1.50%, Due 8/31/2018	1,800	1,807
1.25%, Due 2/29/2020	600	575
2.00%, Due 11/15/2021	2,495	2,435
2.00%, Due 2/15/2022	5,790	5,623
6.25%, Due 8/15/2023	800	1,062
6.875%, Due 8/15/2025	580	820
5.25%, Due 11/15/2028	450	563
4.75%, Due 2/15/2037	130	157
4.50%, Due 8/15/2039	730	852
3.125%, Due 11/15/2041	2,550	2,328
3.125%, Due 2/15/2042	800	730
2.875%, Due 5/15/2043	5,245	4,514

Total U.S. Treasury Obligations (Cost $47,083)		46,241

U.S. AGENCY OBLIGATIONS - 2.59% (Cost $21,992)
Federal Home Loan Mortgage Corp.,
4.50%, Due 1/15/2015	22,140	23,502

	Par Amount	Fair Value
	(000’s)	(000’s)
MUNICIPAL OBLIGATIONS - 0.08%
Municipal Electric Authority of Georgia,
6.64%, Due 4/1/2057	$70	$75
6.66%, Due 4/1/2057	630	664

Total Municipal Obligations (Cost $698)		739

	Shares
SHORT-TERM INVESTMENTS - 14.13%
American Beacon U.S. Government Money Market Select Fund, Select ClassI	3,000,000	3,000
JPMorgan U.S. Government Money Market Fund, Capital Class	107,517,235	107,517

	Par Amount
U.S. Treasury Bill , 0.01%, Due 3/6/2014	$17,580	17,573

Total Short-Term Investments (Cost $128,087)		128,090

TOTAL INVESTMENTS - 99.16% (Cost $753,698)		899,208
OTHER ASSETS, NET OF LIABILITIES - 0.84%		7,613

TOTAL NET ASSETS - 100.00%		$906,821

A	Non-income producing security.
B	ADR - American Depositary Receipt.
C	Limited Partnership.
D	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $14,217 or 1.57% of net assets. The Fund has no right to demand registration of these securities.
E	Limited Liability Company.
F	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
G	Variable rate.
H	REIT - Real Estate Investment Trust.
I	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on July 31, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index Futures	Long	896	September, 2013	$75,286	$1,465

				$75,286	$1,465

American Beacon Large Cap Value Fund

July 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 94.95%
CONSUMER DISCRETIONARY - 9.13%
Auto Components - 1.78%
Delphi Automotive PLC	408,380	$21,938
Johnson Controls, Inc.	3,427,435	137,817
Magna International, Inc., Class A	304,800	23,305

		183,060

Automobiles - 2.59%
General Motors Co.A	3,131,473	112,325
Hertz Global Holdings, Inc.A	3,417,800	87,530
Toyota Motor Corp., ADRB	553,300	67,447

		267,302

Hotels, Restaurants & Leisure - 0.64%
Carnival Corp.	1,611,600	59,678
McDonald’s Corp.	68,128	6,682

		66,360

Household Durables - 0.40%
Stanley Black & Decker, Inc.	487,704	41,270

Leisure Equipment & Products - 0.06%
Hasbro, Inc.	129,017	5,935

Media - 1.89%
Comcast Corp., Class A	883,000	39,806
Comcast Corp., Special Class A	583,710	25,164
Interpublic Group of Cos., Inc.	2,490,300	40,965
McGraw-Hill Cos., Inc.	76,660	4,742
Omnicom Group, Inc.	182,527	11,731
Time Warner Cable, Inc.	385,800	44,008
Viacom, Inc., Class B	178,780	13,010
Walt Disney Co.	243,665	15,753

		195,179

Multiline Retail - 1.45%
Kohl’s Corp.	49,542	2,625
Target Corp.	2,058,966	146,701

		149,326

Specialty Retail - 0.32%
Advance Auto Parts, Inc.	65,486	5,402
Lowe’s Cos., Inc.	553,300	24,666
Staples, Inc.	142,537	2,426

		32,494

Total Consumer Discretionary		940,926

CONSUMER STAPLES - 7.50%
Beverages - 1.25%
Coca-Cola Enterprises, Inc.	90,600	3,401
Diageo PLC, ADRB	679,616	85,176
Dr Pepper Snapple Group, Inc.	87,980	4,112
Molson Coors Brewing Co., Class B	299,900	15,013
PepsiCo, Inc.	247,100	20,643

		128,345

Food & Drug Retailing - 2.84%
CVS Caremark Corp.	275,643	16,949

	Shares	Fair Value
		(000’s)
Kroger Co.	2,522,100	$99,043
Sysco Corp.	1,520,900	52,486
Wal-Mart Stores, Inc.	1,601,060	124,787

		293,265

Food Products - 0.73%
Danone S.A., ADRB	625,450	9,910
General Mills, Inc.	304,475	15,833
JM Smucker Co.	26,190	2,947
Kellogg Co.	52,639	3,487
Mondelez International, Inc., Class A	939,700	29,384
Nestle S.A., ADRB	205,012	13,936

		75,497

Household Products - 0.06%
Procter & Gamble Co.	72,999	5,862

Tobacco - 2.62%
Altria Group, Inc.	1,421,742	49,846
Imperial Tobacco Group PLC, ADRB	912,900	61,292
Lorillard, Inc.	249,840	10,626
Philip Morris International, Inc.	1,662,691	148,279

		270,043

Total Consumer Staples		773,012

ENERGY - 12.76%
Energy Equipment & Services - 1.78%
Cobalt International Energy, Inc.A	2,698,000	77,837
Halliburton Co.	1,591,700	71,929
Transocean Ltd.	705,420	33,268

		183,034

Oil & Gas - 10.98%
Apache Corp.	894,721	71,801
BP PLC, ADRB	4,517,480	187,203
Chevron Corp.	593,040	74,658
ConocoPhillips	1,207,340	78,308
EOG Resources, Inc.	34,884	5,075
Exxon Mobil Corp.	220,926	20,712
Hess Corp.	1,051,500	78,295
Kosmos Energy Ltd.A	837,000	8,839
Marathon Oil Corp.	798,600	29,037
Marathon Petroleum Corp.	362,550	26,586
Murphy Oil Corp.	301,500	20,418
Occidental Petroleum Corp.	1,612,378	143,582
Phillips 66	1,275,020	78,414
Royal Dutch Shell PLC, Class A, ADRB	520,207	35,556
Royal Dutch Shell PLC, Class B, ADRB	1,303,300	92,365
Seadrill Ltd.	1,018,200	43,457
Spectra Energy Corp.	1,208,500	43,494
Total S.A., ADRB	1,781,600	94,514

		1,132,314

Total Energy		1,315,348

FINANCIALS - 25.07%
Banks - 2.36%
Bank of New York Mellon Corp.	1,495,057	47,020
PNC Financial Services Group, Inc.	1,350,794	102,728

	Shares	Fair Value
		(000’s)
SunTrust Banks, Inc.	2,672,300	$92,969

		242,717

Diversified Financials - 15.95%
American Express Co.	1,212,500	89,446
Bank of America Corp.	18,013,190	262,993
BlackRock, Inc., Class A	33,245	9,374
Blackstone Group LPC	1,119,300	25,240
Capital One Financial Corp.	1,932,600	133,388
Charles Schwab Corp.	2,804,000	61,940
Citigroup, Inc.	4,114,176	214,513
Franklin Resources, Inc.	180,675	8,831
Goldman Sachs Group, Inc.	132,175	21,681
JPMorgan Chase & Co.	7,527,374	419,502
KKR & Co. LPC	1,178,400	24,098
Mastercard, Inc., Class A	6,669	4,072
Moody’s Corp.	87,550	5,933
Morgan Stanley	817,800	22,252
Nasdaq OMX Group	63,901	2,070
SLM Corp.	2,392,400	59,116
State Street Corp.	147,714	10,291
Wells Fargo & Co.	6,212,981	270,265

		1,645,005

Insurance - 6.38%
ACE Ltd.	431,396	39,421
Allstate Corp.	1,250,000	63,725
American International Group, Inc.	2,458,300	111,877
Aon PLC	139,236	9,398
Berkshire Hathaway, Inc., Class BA	612,575	70,979
Chubb Corp.	76,500	6,617
Hartford Financial Services Group, Inc.	1,335,750	41,221
Lincoln National Corp.	1,018,400	42,437
MetLife, Inc.	3,104,841	150,337
Prudential Financial, Inc.	164,808	13,015
Travelers Cos., Inc.	172,209	14,388
Unum Group	1,697,500	53,709
XL Group PLC	1,285,300	40,294

		657,418

Real Estate - 0.38%
Hatteras Financial Corp.D	889,600	17,872
Two Harbors Investment Corp.D	2,083,459	20,897

		38,769

Total Financials		2,583,909

HEALTH CARE - 12.91%
Health Care Equipment & Supplies - 1.91%
Covidien PLC	523,620	32,271
Medtronic, Inc.	2,324,029	128,379
St. Jude Medical, Inc.	172,976	9,062
Thermo Fisher Scientific, Inc.	134,120	12,220
Zimmer Holdings, Inc.	179,900	15,018

		196,950

Health Care Providers & Services - 3.42%
Aetna, Inc.	267,400	17,159
Express Scripts Holding Co.A	101,770	6,671
Humana, Inc.	759,100	69,275

	Shares	Fair Value
		(000’s)
Quest Diagnostics, Inc.	392,942	$22,912
UnitedHealth Group, Inc.	1,373,700	100,074
WellPoint, Inc.	1,587,900	135,862

		351,953

Pharmaceuticals - 7.58%
Abbott Laboratories	242,139	8,870
AbbVie, Inc.	82,229	3,740
AstraZeneca PLC, ADRB	906,700	45,988
GlaxoSmithKline PLC, ADRB	821,300	41,853
Johnson & Johnson	2,059,371	192,551
Mallinckrodt PLCA	56,562	2,596
Merck & Co., Inc.	3,741,766	180,241
Novartis AG, ADRB	793,300	56,808
Pfizer, Inc.	7,110,607	207,843
Roche Holding AG, ADRB	92,631	5,679
Sanofi, ADRB	672,600	34,625
Zoetis, Inc.	9,850	294

		781,088

Total Health Care		1,329,991

INDUSTRIALS - 10.66%
Aerospace & Defense - 3.29%
Boeing Co.	435,000	45,719
Exelis, Inc.	1,365,300	20,179
General Dynamics Corp.	532,700	45,461
Lockheed Martin Corp.	663,386	79,685
Northrop Grumman Corp.	285,487	26,282
Raytheon Co.	1,401,600	100,690
United Technologies Corp.	198,085	20,912

		338,928

Air Freight & Couriers - 0.61%
FedEx Corp.	443,400	47,001
United Parcel Service, Inc., Class B	177,100	15,372

		62,373

Commercial Services & Supplies - 0.67%
Dun & Bradstreet Corp.	19,371	2,007
Global Payments, Inc.	719,200	33,306
RR Donnelley & Sons Co.	1,786,800	33,932

		69,245

Construction & Engineering - 0.02%
Fluor Corp.	26,172	1,637

Electrical Equipment - 0.78%
Emerson Electric Co.	1,308,800	80,321

Industrial Conglomerates - 2.54%
3M Co.	164,383	19,303
General Electric Co.	4,996,700	121,770
Honeywell International, Inc.	1,335,368	110,809
Tyco International Ltd.	298,690	10,397

		262,279

Machinery - 2.71%
Caterpillar, Inc.	348,200	28,869
Cummins, Inc.	705,200	85,464
Danaher Corp.	191,387	12,888

	Shares	Fair Value
		(000’s)
Illinois Tool Works, Inc.	735,250	$52,968
ITT Corp.	438,300	13,692
Joy Global, Inc.	451,700	22,359
PACCAR, Inc.	703,600	39,592
Pentair Ltd.	66,968	4,090
Xylem, Inc.	777,621	19,386

		279,308

Road & Rail - 0.04%
Canadian National Railway Co.	43,468	4,341

Total Industrials		1,098,432

INFORMATION TECHNOLOGY - 9.20%
Communications Equipment - 0.96%
Cisco Systems, Inc.	822,700	21,020
Corning, Inc.	5,153,100	78,276

		99,296

Computers & Peripherals - 2.85%
Apple, Inc.	169,830	76,847
Hewlett-Packard Co.	3,779,269	97,051
International Business Machines Corp.	258,202	50,360
Seagate Technology PLC	834,625	34,145
Western Digital Corp.	542,600	34,933

		293,336

Electronic Equipment & Instruments - 0.32%
Eaton Corp PLC	134,154	9,250
TE Connectivity Ltd.	456,700	23,310

		32,560

IT Consulting & Services - 0.29%
Accenture PLC, Class A	246,748	18,212
Fidelity National Information Services, Inc.	35,350	1,526
Fiserv, Inc.A	53,430	5,142
Western Union Co.	280,214	5,033

		29,913

Semiconductor Equipment & Products - 0.77%
Intel Corp.	2,435,217	56,741
Texas Instruments, Inc.	583,800	22,885

		79,626

Software - 4.01%
Activision Blizzard, Inc.	3,880,100	69,764
Check Point Software Technologies Ltd.A	578,300	32,564
Microsoft Corp.	6,929,300	220,559
Oracle Corp.	2,794,184	90,392

		413,279

Total Information Technology		948,010

MATERIALS - 0.95%
Air Products & Chemicals, Inc.	85,628	9,303
Dow Chemical Co.	1,261,500	44,203
EI du Pont de Nemours & Co.	492,500	28,412
PPG Industries, Inc.	99,681	15,993

Total Materials		97,911

	Shares	Fair Value
		(000’s)
TELECOMMUNICATION SERVICES - 3.09%
Diversified Telecommunication Services - 2.16%
AT&T, Inc.	3,949,652	$139,305
Verizon Communications, Inc.	1,695,136	83,875

		223,180

Wireless Telecommunication Services - 0.93%
Vodafone Group PLC, ADRB	3,188,854	95,506

Total Telecommunication Services		318,686

UTILITIES - 3.68%
CenterPoint Energy, Inc.	2,704,700	67,131
Edison International	391,800	19,531
Entergy Corp.	921,000	62,168
Exelon Corp.	2,483,600	75,973
NRG Energy, Inc.	1,546,300	41,472
PPL Corp.	86,176	2,738
Public Service Enterprise Group, Inc.	3,260,276	110,164

Total Utilities		379,177

Total Common Stock (Cost $7,525,365)		9,785,402

PREFERRED STOCK - 0.34%
CONSUMER DISCRETIONARY - 0.33%
General Motors Co., 4.75%, Due 12/1/2013	677,125	33,816

MANUFACTURING - 0.01%
United Technologies Corp., 7.5%, Due 8/1/2015	14,770	947

Total Preferred Stock (Cost $32,382)		34,763

SHORT-TERM INVESTMENTS - 4.58%
American Beacon U.S. Government Money Market Select Fund, Select ClassE	50,000,000	50,000
JPMorgan U.S. Government Money Market Fund, Capital Class	421,992,225	421,992

Total Short-Term Investments (Cost $471,992)		471,992

TOTAL INVESTMENTS - 99.87% (Cost $8,029,739)		10,292,157
OTHER ASSETS, NET OF LIABILITIES - 0.13%		13,502

TOTAL NET ASSETS - 100.00%		$10,305,659

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	ADR - American Depositary Receipt.
C	Limited Partnership.
D	REIT - Real Estate Investment Trust.
E	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on July 31, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index Futures	Long	3,733	September, 2013	$313,665	$(411)

				$313,665	$(411)

American Beacon Mid-Cap Value Fund

July 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 90.09%
CONSUMER DISCRETIONARY - 13.39%
Auto Components - 2.26%
Dana Holding Corp.	55,025	$1,202
Delphi Automotive PLC	50,575	2,717

		3,919

Automobiles - 0.33%
Harley-Davidson, Inc.	10,107	574

Hotels, Restaurants & Leisure - 2.27%
Darden Restaurants, Inc.	12,379	607
International Game Technology	74,100	1,369
Royal Caribbean Cruises Ltd.	51,275	1,953

		3,929

Household Durables - 1.76%
Newell Rubbermaid, Inc.	24,457	661
Stanley Black & Decker, Inc.	28,216	2,387

		3,048

Leisure Equipment & Products - 0.31%
Hasbro, Inc.	11,616	534

Media - 2.57%
Interpublic Group of Cos., Inc.	159,943	2,631
Omnicom Group, Inc.	28,250	1,816

		4,447

Multiline Retail - 0.43%
Dollar General Corp.A	13,718	750

Specialty Retail - 3.46%
Hanesbrands, Inc.	27,600	1,751
L Brands, Inc.	24,100	1,344
PetSmart, Inc.	8,646	633
Rent-A-Center, Inc.	16,700	668
Staples, Inc.	92,875	1,581

		5,977

Total Consumer Discretionary		23,178

CONSUMER STAPLES - 3.85%
Beverages - 0.67%
Coca-Cola Enterprises, Inc.	13,180	495
Molson Coors Brewing Co., Class B	13,408	671

		1,166

Food & Drug Retailing - 0.84%
Kroger Co.	21,913	861
Sysco Corp.	17,105	590

		1,451

Food Products - 1.18%
Darling International, Inc.A	34,529	701
Ingredion, Inc.	10,933	735
JM Smucker Co.	5,459	614

		2,050

Tobacco - 1.16%
Lorillard, Inc.	22,500	957

	Shares	Fair Value
		(000’s)
Reynolds American, Inc.	21,200	$1,048

		2,005

Total Consumer Staples		6,672

ENERGY - 5.59%
Energy Equipment & Services - 2.01%
Baker Hughes, Inc.	33,525	1,589
McDermott International, Inc.A	49,540	429
Nabors Industries Ltd.	22,909	353
Noble Corp.	2,800	107
Superior Energy Services, Inc.A	39,075	1,001

		3,479

Oil & Gas - 3.58%
EQT Corp.	8,269	715
Murphy Oil Corp.	18,000	1,219
Newfield Exploration Co.A	24,178	595
Pioneer Natural Resources Co.	5,486	849
Range Resources Corp.	5,202	411
Seadrill Ltd.	35,700	1,524
Spectra Energy Corp.	24,703	889

		6,202

Total Energy		9,681

FINANCIALS - 25.62%
Banks - 8.34%
CIT Group, Inc.A	26,700	1,338
Comerica, Inc.	31,300	1,332
Fifth Third Bancorp	126,907	2,440
First Niagara Financial Group, Inc.	108,900	1,164
Hancock Holding Co.	18,508	606
KeyCorp	117,950	1,450
New York Community Bancorp, Inc.	90,900	1,379
People’s United Financial, Inc.	67,200	1,008
Regions Financial Corp.	89,400	895
SunTrust Banks, Inc.	25,512	888
Synovus Financial Corp.	160,000	533
TCF Financial Corp.	36,601	558
Zions Bancorporation	28,679	850

		14,441

Diversified Financials - 5.13%
Ameriprise Financial, Inc.	20,710	1,842
Capital One Financial Corp.	19,800	1,367
Discover Financial Services	28,900	1,431
Invesco Ltd.	31,000	998
Legg Mason, Inc.	32,125	1,105
SLM Corp.	56,400	1,394
Towers Watson & Co., Class AB	8,831	744

		8,881

Insurance - 9.50%
Allstate Corp.	16,612	847
Assurant, Inc.	41,700	2,258
Axis Capital Holdings Ltd.	23,150	1,008
Endurance Specialty Holdings Ltd.	12,928	680
Hartford Financial Services Group, Inc.	26,177	808
ING US, Inc.	39,875	1,241

	Shares	Fair Value
		(000’s)
PartnerRe Ltd.	7,525	$674
Primerica, Inc.	26,450	1,086
Reinsurance Group of America, Inc.	11,780	802
Renaissancere Holdings Ltd.	15,500	1,348
Torchmark Corp.	15,437	1,097
Unum Group	14,461	458
Validus Holdings Ltd.	10,943	388
Willis Group Holdings PLC	55,857	2,391
XL Group PLC	42,600	1,336

		16,422

Real Estate - 2.37%
Alexandria Real Estate Equities, Inc.C	8,440	578
Digital Realty Trust, Inc.C	9,344	517
Hospitality Properties TrustC	55,350	1,576
Host Hotels & Resorts LPC D	41,205	736
Liberty Property TrustC	18,368	702

		4,109

Residential - 0.28%
American Campus Communities, Inc.C	12,482	479

Total Financials		44,332

HEALTH CARE - 8.22%
Biotechnology - 0.34%
Charles River Laboratories International, Inc.A	12,947	590

Health Care Equipment & Supplies - 2.80%
Becton Dickinson and Co.	17,350	1,800
CareFusion Corp.A	20,388	786
Patterson Cos., Inc.	13,919	569
St. Jude Medical, Inc.	32,400	1,697

		4,852

Health Care Providers & Services - 5.08%
AmerisourceBergen Corp.	9,034	526
Cardinal Health, Inc.	30,700	1,538
Cigna Corp.	27,675	2,154
Laboratory Corp. of America HoldingsA	15,275	1,478
Mednax, Inc.A	7,470	728
Omnicare, Inc.	31,200	1,647
Quest Diagnostics, Inc.	12,183	710

		8,781

Total Health Care		14,223

INDUSTRIALS - 14.21%
Aerospace & Defense - 2.49%
Curtiss-Wright Corp.	26,225	1,066
Exelis, Inc.	52,700	779
L-3 Communications Holdings, Inc.	26,525	2,470

		4,315

Building Products - 1.14%
Masco Corp.	50,625	1,039
Owens CorningA	23,800	940

		1,979

	Shares	Fair Value
		(000’s)
Commercial Services & Supplies - 1.27%
Cintas Corp.	13,841	$658
Con-way, Inc.	37,325	1,547

		2,205

Construction & Engineering - 1.92%
AECOM Technology Corp.A	32,100	1,088
Fluor Corp.	11,595	725
URS Corp.	32,375	1,506

		3,319

Electrical Equipment - 2.12%
Brady Corp., Class A	48,250	1,605
Molex, Inc.	47,530	1,418
Regal-Beloit Corp.	9,881	639

		3,662

Machinery - 4.85%
Dover Corp.	8,984	769
Flowserve Corp.	8,670	491
ITT Corp.	25,900	809
Parker Hannifin Corp.	22,804	2,356
Pentair Ltd.	26,900	1,643
SPX Corp.	17,900	1,368
Xylem, Inc.	38,126	950

		8,386

Marine - 0.42%
Golar LNG Ltd.	20,900	722

Total Industrials		24,588

INFORMATION TECHNOLOGY - 10.09%
Communications Equipment - 1.29%
Anixter International, Inc.	17,850	1,482
Juniper Networks, Inc.A	34,464	747

		2,229

Electronic Equipment & Instruments - 4.68%
Avnet, Inc.	70,500	2,655
Diebold, Inc.	13,863	453
Eaton Corp PLC	15,300	1,055
Ingram Micro, Inc., Class AA	99,775	2,278
TE Connectivity Ltd.	32,500	1,659

		8,100

IT Consulting & Services - 1.11%
Fidelity National Information Services, Inc.	19,165	827
Total System Services, Inc.	39,600	1,086

		1,913

Semiconductor Equipment & Products - 1.05%
Microchip Technology, Inc.	45,914	1,825

Software - 1.96%
CA, Inc.	53,400	1,587
Symantec Corp.	26,490	707
Synopsys, Inc.A	29,685	1,100

		3,394

Total Information Technology		17,461

	Shares	Fair Value
		(000’s)
MATERIALS - 4.56%
Chemicals - 2.50%
Air Products & Chemicals, Inc.	6,081	$661
Albemarle Corp.	11,921	739
Rockwood Holdings, Inc.	33,751	2,286
Scotts Miracle-Gro Co., Class A	12,417	624

		4,310

Containers & Packaging - 0.98%
Greif, Inc., Class A	11,509	637
Owens-Illinois, Inc.A	18,761	558
Silgan Holdings, Inc.	10,497	506

		1,701

Metals & Mining - 1.08%
Allegheny Technologies, Inc.	25,035	690
Compass Minerals International, Inc.	8,875	671
Nucor Corp.	10,944	512

		1,873

Total Materials		7,884

UTILITIES - 4.56%
Electric - 2.72%
CenterPoint Energy, Inc.	31,300	777
Edison International	9,527	475
Entergy Corp.	18,575	1,254
Great Plains Energy, Inc.	38,336	927
Pinnacle West Capital Corp.	12,300	724
TECO Energy, Inc.	31,967	565

		4,722

Gas - 0.76%
AGL Resources, Inc.	19,283	883
ONEOK, Inc.	8,000	424

		1,307

Multi-Utilities - 1.08%
SCANA Corp.	9,866	512
Xcel Energy, Inc.	45,314	1,357

		1,869

Total Utilities		7,898

Total Common Stock (Cost $125,945)		155,917

SHORT-TERM INVESTMENTS - 9.00% (Cost $15,580)
JPMorgan U.S. Government Money Market Fund, Capital Class	15,580,271	15,580

TOTAL INVESTMENTS - 99.09% (Cost $141,525)		171,497
OTHER ASSETS, NET OF LIABILITIES - 0.91%		1,583

TOTAL NET ASSETS - 100.00%		$173,080

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $744 or 0.43% of net assets. The Fund has no right to demand registration of these securities.
C	REIT - Real Estate Investment Trust.
D	Limited Partnership.

Futures Contracts Open on July 31, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 400 Midcap E Index Future	Long	135	September, 2013	$16,598	$388

				$16,598	$388

American Beacon Small Cap Value Fund

July 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 93.89%
CONSUMER DISCRETIONARY - 13.85%
Auto Components - 1.63%
American Axle & Manufacturing Holdings, Inc.A	1,609,949	$31,314
Dana Holding Corp.	1,079,190	23,580
Goodyear Tire & Rubber Co.A	613,800	11,355
Standard Motor Products, Inc.	56,087	1,929
Superior Industries International, Inc.	68,220	1,242
Tenneco, Inc.A	152,000	7,346

		76,766

Automobiles - 0.91%
Avis Budget Group, Inc.A	995,900	31,510
Hyster-Yale Materials Handling, Inc.	51,532	3,350
Thor Industries, Inc.	146,670	7,928

		42,788

Hotels, Restaurants & Leisure - 0.84%
Brinker International, Inc.	111,025	4,458
CEC Entertainment, Inc.	32,705	1,360
International Speedway Corp., Class A	76,934	2,604
Lakes Entertainment, Inc.A	150,800	584
Orient-Express Hotels Ltd., Class AA	487,580	6,100
Ruby Tuesday, Inc.A	675,100	4,942
Speedway Motorsports, Inc.	103,500	1,912
The Cheesecake Factory, Inc.	232,890	9,883
WMS Industries, Inc.	306,700	7,897

		39,740

Household Durables - 1.82%
Cavco Industries, Inc.A	55,619	3,047
Ethan Allen Interiors, Inc.B	246,450	7,485
Furniture Brands International, Inc.A B	119,128	280
Harman International Industries, Inc.	191,600	11,597
Helen of Troy Ltd.A	159,759	6,787
InvenSense, Inc.A B	398,110	7,039
Knoll, Inc.	208,120	3,438
Lancaster Colony Corp.	49,713	4,128
M/I Homes, Inc.A	252,966	5,378
Matthews International Corp., Class A	32,410	1,254
Meritage Homes Corp.	142,750	6,461
National Presto Industries, Inc.B	1,751	130
Standard Pacific Corp.A B	659,380	5,394
Whirlpool Corp.	174,200	23,331

		85,749

Internet & Catalog Retail - 0.05%
Insight Enterprises, Inc.A	111,389	2,383

Leisure Equipment & Products - 0.72%
Brunswick Corp.	774,170	29,225
Callaway Golf Co.C	122,120	877
Smith & Wesson Holding Corp.A B	165,600	1,961
Sturm Ruger & Co., Inc.B	35,700	1,816

		33,879

	Shares	Fair Value
		(000’s)
Media - 1.48%
Banner Corp.	29,600	$1,098
DreamWorks Animation SKG, Inc., Class AA B	347,700	8,609
EW Scripps Co., Class AA	293,838	4,881
John Wiley & Sons, Inc., Class A	166,593	7,518
Meredith Corp.B	161,937	7,695
New York Times Co.A	901,860	10,985
Valassis Communications, Inc.B	1,002,400	28,698

		69,484

Multiline Retail - 0.74%
Big Lots, Inc.	333,300	12,042
Dillard’s, Inc., Class A	105,700	8,924
Fred’s, Inc., Class A	79,540	1,368
Saks, Inc.B	768,634	12,314

		34,648

Specialty Retail - 4.02%
Aaron’s, Inc.	490,960	14,071
America’s Car-Mart, Inc.A	260,528	11,276
Asbury Automotive Group, Inc.A	83,220	4,064
Cato Corp., Class A	173,500	4,884
Children’s Place Retail Stores, Inc.A	180,120	9,734
Express, Inc.	507,680	11,448
Finish Line, Inc., Class A	219,090	4,877
GameStop Corp., Class AB	248,300	12,182
Genesco, Inc.A	45,300	3,188
Men’s Wearhouse, Inc.	614,900	24,552
OfficeMax, Inc.B	869,650	9,905
Penske Automotive Group, Inc.	164,700	6,124
Pep Boys, Inc.A	755,460	9,405
Rent-A-Center, Inc.	894,618	35,775
Rush Enterprises, Inc., Class AA	485,000	12,086
Sonic Automotive, Inc., Class A	103,640	2,295
Titan Machinery, Inc.A B	410,000	7,827
Zumiez, Inc.A	207,570	5,723

		189,416

Textiles & Apparel - 1.64%
Deckers Outdoor Corp.A B	197,580	10,833
G-III Apparel Group Ltd.A	50,200	2,583
Guess?, Inc.	659,320	22,207
Jones Group, Inc.	475,390	7,806
Oxford Industries, Inc.	89,740	6,073
Quiksilver, Inc.A	1,561,300	9,867
Skechers U.S.A. Inc., Class AA	496,080	13,533
Vera Bradley, Inc.A B	166,630	4,039

		76,941

Total Consumer Discretionary		651,794

CONSUMER STAPLES - 1.16%
Food & Drug Retailing - 0.42%
Andersons, Inc.	46,640	2,767
Casey’s General Stores, Inc.	133,636	8,850
Harris Teeter Supermarkets, Inc.	150,774	7,415
Ingles Markets, Inc., Class A	23,000	655

		19,687

	Shares	Fair Value
		(000’s)
Food Products - 0.65%
Darling International, Inc.A	785,870	$15,954
Dole Food Co., Inc.A	464,740	5,995
Fresh Del Monte Produce, Inc.	150,480	4,227
Overhill Farms, Inc.A	316,300	1,575
USANA Health Sciences, Inc.A	36,800	3,040

		30,791

Personal Products - 0.01%
Steiner Leisure Ltd.A	11,700	678

Tobacco - 0.08%
Universal Corp.	58,400	3,580

Total Consumer Staples		54,736

ENERGY - 5.69%
Energy Equipment & Services - 3.45%
Atwood Oceanics, Inc.A	399,847	22,527
Bristow Group, Inc.	91,740	6,239
Exterran Holdings, Inc.A	164,200	5,213
Gulf Island Fabrication, Inc.	159,010	3,932
Hercules Offshore, Inc.A	398,670	2,751
Key Energy Services, Inc.A	1,358,150	8,611
McDermott International, Inc.A	802,000	6,937
Newpark Resources, Inc.A	1,891,950	21,644
Patterson-UTI Energy, Inc.	366,000	7,236
Precision Drilling Corp.B	2,590,000	26,418
RPC, Inc.B	548,800	7,859
SEACOR Holdings, Inc.B	58,710	5,141
Superior Energy Services, Inc.A	403,640	10,341
Tesco Corp.A	692,804	9,173
Tidewater, Inc.	141,890	8,370
Unit Corp.A	215,746	9,726

		162,118

Oil & Gas - 2.24%
Alon USA Energy, Inc.	156,600	2,139
Approach Resources, Inc.A B	367,770	9,742
Berry Petroleum Co., Class A	415,431	16,847
Cloud Peak Energy, Inc.	729,650	11,696
Delek US Holdings, Inc.	149,700	4,528
EPL Oil & Gas, Inc.A	482,850	15,529
Helix Energy Solutions Group, Inc.A	575,660	14,604
Stone Energy Corp.A	399,100	9,722
Synergy Resources Corp.A	675,800	5,237
Western Refining, Inc.B	227,200	6,846
WPX Energy, Inc.A	450,500	8,654

		105,544

Total Energy		267,662

FINANCIALS - 27.86%
Banks - 12.33%
1st Source Corp.	60,700	1,656
Associated Banc-Corp.	1,745,450	29,568
Astoria Financial Corp.	246,000	3,001
Bancorp, Inc.A	301,357	4,520

	Shares	Fair Value
		(000’s)
BancorpSouth, Inc.	478,607	$9,405
Bank of Hawaii Corp.	51,800	2,882
Bank of the Ozarks, Inc.	426,250	20,366
BankUnited, Inc.	29,520	893
BBCN Bancorp, Inc.	585,225	8,550
Berkshire Hills Bancorp, Inc.	51,898	1,355
BOK Financial Corp.	65,200	4,348
Brookline Bancorp, Inc.	730,000	7,198
Cardinal Financial Corp.	250,320	4,095
Cathay General Bancorp	198,960	4,727
Central Pacific Financial Corp.C	76,500	1,422
Chemical Financial Corp.	117,700	3,515
City Holding Co.B C	35,710	1,581
City National Corp.	549,218	38,187
CoBiz Financial, Inc.	364,357	3,658
Columbia Banking System, Inc.	106,830	2,669
Community Bank System, Inc.	26,230	880
CTBI Preferred Capital Trust III	37,900	1,510
CVB Financial Corp.	786,723	10,298
Dime Community Bancshares, Inc.	86,255	1,514
East West Bancorp, Inc.	359,405	11,080
First Commonwealth Financial Corp.	283,600	2,130
First Financial Bancorp	603,450	9,722
First Financial Holdings, Inc.	33,472	1,856
First Horizon National Corp.	3,248,413	40,054
First Interstate Bancsystem, Inc.C	330,000	7,778
First Midwest Bancorp, Inc.	774,572	11,828
First Niagara Financial Group, Inc.	1,270,477	13,581
FirstMerit Corp.	636,481	14,270
Flushing Financial Corp.	30,900	586
FNB Corp.	319,630	4,040
Fulton Financial Corp.	942,885	11,871
Glacier Bancorp, Inc.	425,854	10,365
Hancock Holding Co.	698,943	22,897
Home Federal Bancorp, Inc.	171,000	2,397
Iberiabank Corp.	359,620	21,146
Independent Bank Corp.	44,440	1,655
International Bancshares Corp.	218,837	5,298
Lakeland Financial Corp.C	30,310	956
MB Financial, Inc.	461,436	13,280
National Penn Bancshares, Inc.	384,277	4,146
NBT Bancorp, Inc.	112,763	2,545
Northwest Bancshares, Inc.	279,190	3,858
Old National Bancorp	255,840	3,687
PacWest BancorpB	219,560	7,777
Pinnacle Financial Partners, Inc.A	86,420	2,461
Popular, Inc.A	226,200	7,442
PrivateBancorp, Inc.	192,800	4,548
Prosperity Bancshares, Inc.	421,174	24,858
Provident Financial Services, Inc.	508,100	9,039
Renasant Corp.	62,900	1,723
Republic Bancorp, Inc., Class A	45,800	1,199
Sandy Spring Bancorp, Inc.	58,700	1,435
State Bank Financial Corp.	861,150	13,744
Sterling Financial Corp.	153,900	4,083
Susquehanna Bancshares, Inc.	466,320	6,202

	Shares	Fair Value
		(000’s)
Synovus Financial Corp.	6,130,920	$20,416
Taylor Capital Group, Inc.A	27,000	606
TCF Financial Corp.	135,581	2,066
Umpqua Holdings Corp.	378,375	6,372
United Community Banks, Inc.A	236,060	3,217
Valley National BancorpB	683,730	7,077
Washington Federal, Inc.	547,140	11,900
Washington Trust Bancorp, Inc.	62,680	2,027
Webster Financial Corp.	859,016	23,400
WesBanco, Inc.	120,533	3,550
Western Alliance BancorpA	495,838	8,791
Wintrust Financial Corp.	428,060	17,512

		580,269

Diversified Financials - 4.01%
Advent Software, Inc.	65,999	1,942
Capitol Federal Financial, Inc.	411,650	5,191
Cash America International, Inc.B	354,400	14,885
CBIZ, Inc.A	61,735	448
CoreLogic, Inc.A	478,070	13,338
Credit Acceptance Corp.A	69,268	7,792
E*Trade Financial Corp.A	1,922,170	28,641
Encore Capital Group, Inc.A B	431,100	16,753
EZCORP, Inc., Class AA	1,010,150	18,264
Federated Investors, Inc., Class BB	227,662	6,609
Flagstar Bancorp, Inc.A B	102,200	1,676
Global Cash Access Holdings, Inc.A	1,307,600	9,140
Green Dot Corp., Class AA B	590,650	13,750
Interactive Brokers Group, Inc., Class A	118,611	1,921
Janus Capital Group, Inc.	1,861,235	17,440
Nelnet, Inc., Class A	122,284	4,754
NewStar Financial, Inc.A	128,030	1,972
Oritani Financial Corp.	111,800	1,818
Outerwall, Inc.A B	78,600	4,343
Piper Jaffray Cos.A	247,487	8,303
Prospect Capital Corp.B	120,967	1,325
Waddell & Reed Financial, Inc., Class A	71,717	3,662
Walker & Dunlop, Inc.A	63,800	1,176
World Acceptance Corp.A B	39,580	3,296

		188,439

Insurance - 8.03%
Allied World Assurance Co. Holdings AG	132,325	12,525
American Equity Investment Life Holding Co.	180,670	3,288
American Financial Group, Inc.	204,535	10,572
Amtrust Financial Services, Inc.B	185,110	7,706
Argo Group International Holdings Ltd.	282,700	12,623
Aspen Insurance Holdings Ltd.	755,750	28,332
Assurant, Inc.	94,700	5,129
Assured Guaranty Ltd.	87,800	1,900
CNO Financial Group, Inc.	2,091,430	29,865
Employers Holdings, Inc.	111,360	2,928
Endurance Specialty Holdings Ltd.	673,430	35,442
Enstar Group Ltd.A C	138,143	19,848
FBL Financial Group, Inc., Class A	38,700	1,712
Global Indemnity PLCA	434,123	11,279

	Shares	Fair Value
		(000’s)
Hanover Insurance Group, Inc.	176,100	$9,479
HCC Insurance Holdings, Inc.	188,860	8,410
Hilltop Holdings, Inc.A	50,000	852
Horace Mann Educators Corp.	533,700	15,125
Infinity Property & Casualty Corp.	43,738	2,843
Kemper Corp.	153,190	5,354
Maiden Capital Financing TrustC	166,160	2,021
MBIA, Inc.A	89,300	1,206
Montpelier Re Holdings Ltd.	225,273	6,085
National Western Life Insurance Co., Class A	7,730	1,654
Navigators Group, Inc.A	39,693	2,301
Old Republic International Corp.	403,800	5,835
Platinum Underwriters Holdings Ltd.	127,717	7,419
Primerica, Inc.	95,400	3,915
ProAssurance Corp.	498,940	26,707
Protective Life Corp.	461,430	19,994
Renaissancere Holdings Ltd.	51,000	4,435
RLI Corp.	91,010	7,512
Safety Insurance Group, Inc.	38,030	2,045
Selective Insurance Group, Inc.	123,290	3,014
StanCorp Financial Group, Inc.	236,300	12,545
State Auto Financial Corp.	61,949	1,258
Stewart Information Services Corp.	9,800	303
Symetra Financial Corp.	1,204,835	21,663
Tower Group International Ltd.	108,439	2,372
United Fire Group, Inc.	40,700	1,059
Validus Holdings Ltd.	249,130	8,827
White Mountains Insurance Group Ltd.	17,204	10,288

		377,670

Real Estate - 3.49%
Ashford Hospitality Trust, Inc.D	132,290	1,544
Associated Estates Realty Corp.B D	112,840	1,724
Brandywine Realty TrustD	341,875	4,766
CapLease, Inc.D	1,145,658	9,715
CBL & Associates Properties, Inc.D	127,175	2,896
Chatham Lodging TrustD	400,000	6,984
Chesapeake Lodging TrustD	472,500	10,825
Colony Financial, Inc.	203,150	4,120
Corporate Office Properties TrustD	278,820	7,104
EastGroup Properties, Inc.D	120,530	7,456
First Potomac Realty TrustD	481,240	6,530
Forestar Group, Inc.A	86,800	1,876
Getty Realty Corp.	323,340	6,658
Granite Real Estate Investment TrustD	145,300	4,865
HFF, Inc., Class A	100,130	2,103
Hospitality Properties TrustD	139,733	3,981
KKR Financial Holdings LLCE	160,018	1,691
LaSalle Hotel PropertiesD	705,000	18,992
Mack-Cali Realty Corp.D	158,766	3,820
National Health Investors, Inc.D	136,710	8,557
Omega Healthcare Investors, Inc.B D	119,265	3,796
Pebblebrook Hotel TrustD	314,764	8,388
Pennsylvania Real Estate Investment TrustC	170,595	3,531
RLJ Lodging TrustD	768,150	18,605

	Shares	Fair Value
		(000’s)
Starwood Property Trust, Inc.D	368,150	$9,351
Urstadt Biddle Properties, Inc., Class AD	204,080	4,310

		164,188

Total Financials		1,310,566

HEALTH CARE - 5.50%
Biotechnology - 0.30%
Charles River Laboratories International, Inc.A	101,594	4,627
United Therapeutics Corp.A	129,200	9,669

		14,296

Health Care Equipment & Supplies - 0.60%
Computer Programs and Systems, Inc.	122,270	6,816
CONMED Corp.	59,220	1,942
Fabrinet	86,400	1,280
Hillenbrand, Inc.	65,560	1,625
Hill-Rom Holdings, Inc.	94,904	3,518
ICU Medical, Inc.A	89,500	6,416
Integra LifeSciences Holdings Corp.A	53,225	2,097
Natus Medical, Inc.A	349,280	4,467

		28,161

Health Care Providers & Services - 4.26%
Air Methods Corp.	213,050	7,156
Allscripts Healthcare Solutions, Inc.C	841,310	13,301
Almost Family, Inc.	754	14
Amsurg Corp.A	155,840	6,095
Community Health Systems, Inc.	227,300	10,469
Covance, Inc.A	182,300	15,040
Ensign Group, Inc.	160,162	6,125
Gentiva Health Services, Inc.	63,035	677
Hanger Orthopedic Group, Inc.A	302,950	11,185
Health Management Associates, Inc., Class A	405,600	5,467
HealthSouth Corp.	1,133,410	36,904
Kindred Healthcare, Inc.	257,010	3,948
LifePoint Hospitals, Inc.A	766,900	37,701
Magellan Health Services, Inc.A	76,510	4,373
MAXIMUS, Inc.	165,120	6,210
Omnicell, Inc.A	315,800	6,663
Owens & Minor, Inc.	133,660	4,806
Select Medical Holdings Corp.	143,880	1,291
Triple-S Management Corp., Class BA	56,300	1,225
WellCare Health Plans, Inc.A	352,200	21,495

		200,145

Pharmaceuticals - 0.34%
Jazz Pharmaceuticals PLCA	107,400	8,110
PharMerica Corp.A	554,210	8,113

		16,223

Total Health Care		258,825

INDUSTRIALS - 18.99%
Aerospace & Defense - 2.92%
AAR Corp.	177,546	4,304
Aerovironment, Inc.A	659,760	14,917
Aircastle Ltd.	468,056	8,228

	Shares	Fair Value
		(000’s)
Alliant Techsystems, Inc.	321,315	$29,914
Curtiss-Wright Corp.	157,242	6,390
Exelis, Inc.	426,300	6,301
Huntington Ingalls Industries, Inc.	501,500	31,184
Moog, Inc., Class AA	270,400	15,207
Triumph Group, Inc.	265,700	20,847

		137,292

Building Products - 1.33%
Apogee Enterprises, Inc.	193,207	5,170
Armstrong World Industries, Inc.	180,200	9,024
Crane Co.	277,119	16,878
Drew Industries, Inc.	99,970	4,082
Simpson Manufacturing Co., Inc.	381,325	12,591
Trex Co., Inc.A	281,800	13,340
Universal Forest Products, Inc.	40,100	1,654

		62,739

Commercial Services & Supplies - 6.04%
ABM Industries, Inc.	98,220	2,544
Aceto Corp.	644,050	9,996
Atlas Air Worldwide Holdings, Inc.A	412,350	18,407
Bridgepoint Education, Inc.A B	121,700	1,962
Brink’s Co.	148,480	3,969
Convergys Corp.	308,790	5,845
Con-way, Inc.	793,220	32,878
CSG Systems International, Inc.C	133,310	3,157
Deluxe Corp.	138,960	5,699
DeVry, Inc.	316,600	9,523
Dun & Bradstreet Corp.	101,600	10,529
Ennis, Inc.	81,580	1,512
Geo Group, Inc.D	264,772	9,193
Global Payments, Inc.	139,100	6,442
Heidrick & Struggles International, Inc.	161,500	2,484
Herman Miller, Inc.	807,700	22,703
Hudson Global, Inc.A	630,300	1,494
Interface, Inc.	471,480	8,953
Kelly Services, Inc., Class A	89,600	1,753
Koppers Holdings, Inc.	77,904	3,011
Korn/Ferry InternationalA	1,136,030	22,187
McGrath Rentcorp	206,298	7,064
Mobile Mini, Inc.A	605,400	20,892
Monotype Imaging Holdings, Inc.	318,100	7,803
Navigant Consulting, Inc.A	154,413	2,072
PHH Corp.A	807,900	18,307
PHI, Inc.A	31,100	1,095
Pitney Bowes, Inc.B	372,700	6,153
Quad Graphics, Inc.B	81,800	2,294
RR Donnelley & Sons Co.B	490,900	9,322
Steelcase, Inc., Class A	478,782	7,297
TAL International Group, Inc.B	84,580	3,404
TrueBlue, Inc.A	367,450	9,811
United Stationers Supply Co.	100,500	4,160

		283,915

Construction & Engineering - 1.73%
AECOM Technology Corp.A	231,900	7,861
Aegion Corp.A	579,600	13,226

	Shares	Fair Value
		(000’s)
Comfort Systems USA, Inc.	891,625	$13,776
Dycom Industries, Inc.A	650,550	17,227
EMCOR Group, Inc.	52,305	2,159
MYR Group, Inc.A	222,350	4,803
Tutor Perini Corp.	538,867	10,659
URS Corp.	251,360	11,688

		81,399

Diversified Manufacturing - 0.21%
Barnes Group, Inc.	293,872	9,698

Electrical Equipment - 1.34%
Brady Corp., Class A	65,269	2,171
EnerSys, Inc.	377,005	19,952
General Cable Corp.	250,614	7,899
Geospace Technologies Corp.A	82,360	6,128
Global Power Equipment Group, Inc.	56,810	1,027
GrafTech International Ltd.A B	882,650	6,638
Regal-Beloit Corp.	298,740	19,323

		63,138

Industrial Conglomerates - 0.21%
Carlisle Cos., Inc.	42,992	2,912
Chemed Corp.B	75,100	5,302
Standex International Corp.	27,700	1,635

		9,849

Machinery - 3.73%
Actuant Corp., Class A	148,200	5,233
American Railcar Industries, Inc.B	38,900	1,398
Astec Industries, Inc.	163,930	5,738
Briggs & Stratton Corp.	74,760	1,514
CIRCOR International, Inc.	211,700	11,118
Esterline Technologies Corp.A	50,889	4,144
FreightCar America, Inc.	142,030	2,586
Greenbrier Cos., Inc.A	68,000	1,555
ITT Corp.	130,650	4,082
Kennametal, Inc.	132,600	5,747
L.B. Foster Co., Class A	16,420	763
Meritor, Inc.A	1,048,000	8,520
Miller Industries, Inc.	231,100	3,834
NACCO Industries, Inc., Class A	18,400	1,128
Oshkosh Corp.A	874,200	39,183
SPX Corp.	29,814	2,278
Terex Corp.	726,000	21,402
Titan International, Inc.B	1,305,920	22,514
Trinity Industries, Inc.	331,891	13,067
Valmont Industries, Inc.	50,100	6,996
Wabash National Corp.A	171,000	1,835
WABCO Holdings, Inc.A	136,900	10,823

		175,458

Marine - 0.31%
CAI International, Inc.A	40,400	848
Gulfmark Offshore, Inc., Class A	66,700	3,285
Kirby Corp.A	106,050	8,956
Ship Finance International Ltd.	83,065	1,337

		14,426

	Shares	Fair Value
		(000’s)
Real Estate - 0.19%
Amerco, Inc.	54,290	$9,030

Road & Rail - 0.69%
Forward Air Corp.	380,009	13,896
Landstar System, Inc.	132,660	7,172
Ryder System, Inc.	186,315	11,522

		32,590

Trading Companies & Distributors - 0.29%
Air Lease Corp.	246,000	6,858
WESCO International, Inc.A B	92,600	7,018

		13,876

Total Industrials		893,410

INFORMATION TECHNOLOGY - 12.12%
Communications Equipment - 1.71%
Anixter International, Inc.	89,100	7,399
ARRIS Group, Inc.A	1,327,338	19,963
Brocade Communications Systems, Inc.A	2,800,452	18,651
Harmonic, Inc.A	209,500	1,605
InterDigital, Inc.	356,050	14,146
IxiaA	477,830	6,642
Plantronics, Inc.	102,070	4,745
Symmetricom, Inc.A	315,000	1,619
Verint Systems, Inc.A	158,770	5,681

		80,451

Computers & Peripherals - 0.31%
Lexmark International, Inc., Class A	157,500	5,905
Mercury Systems, Inc.A	580,637	5,388
Synaptics, Inc.A	33,650	1,346
Xyratex Ltd.	185,550	2,000

		14,639

Electronic Equipment & Instruments - 3.33%
Arrow Electronics, Inc.	261,600	11,942
AVX Corp.	421,500	5,391
Benchmark Electronics, Inc.A	156,100	3,453
Celestica, Inc.A	119,395	1,263
Ingram Micro, Inc., Class AA	598,351	13,660
Intersil Corp., Class A	523,000	5,340
Itron, Inc.A	119,341	5,146
Jabil Circuit, Inc.	385,000	8,851
Littelfuse, Inc.	203,300	16,262
Methode Electronics, Inc.	774,500	14,630
MTS Systems Corp.	32,885	2,073
Plexus Corp.A	624,825	21,851
Sanmina Corp.A	377,125	6,207
Scansource, Inc.A	19,773	704
Tech Data Corp.A	82,871	4,255
Tessco Technologies, Inc.	16,350	524
TTM Technologies, Inc.A	87,995	813
Vishay Intertechnology, Inc.A	2,400,150	34,539

		156,904

Internet Software & Services - 0.52%
Grand Canyon Education, Inc.A	147,000	4,972
j2 Global, Inc.	114,000	5,218

	Shares	Fair Value
		(000’s)
Netgear, Inc.A	481,850	$14,363

		24,553

IT Consulting & Services - 0.87%
Booz Allen Hamilton Holding Corp.	306,700	6,557
CACI International, Inc., Class AA B	71,600	4,754
CIBER, Inc.A	117,200	427
Mantech International Corp., Class AB	117,095	3,459
Sykes Enterprises, Inc.A	138,410	2,430
SYNNEX Corp.A	469,810	23,266

		40,893

Semiconductor Equipment & Products - 3.99%
ATMI, Inc.A	252,410	6,272
Brooks Automation, Inc.	1,442,900	14,169
Diodes, Inc.A	670,500	18,378
Entropic Communications, Inc.A	1,730,300	7,665
Fairchild Semiconductor International, Inc.A	2,071,650	26,144
FEI Co.	81,720	6,329
GT Advanced Technologies, Inc.A B	784,420	4,071
International Rectifier Corp.A	172,900	4,169
Kulicke & Soffa Industries, Inc.A	1,118,137	13,049
Micrel, Inc.	386,020	4,096
Microsemi Corp.	205,015	5,056
MKS Instruments, Inc.	248,830	6,748
Omnivision Technologies, Inc.A	1,189,350	19,339
ON Semiconductor Corp.A	1,012,600	8,344
Photronics, Inc.A	856,000	6,548
PMC - Sierra, Inc.A	628,930	4,154
QLogic Corp.A	507,400	5,586
Semtech Corp.A	176,640	5,343
Teradyne, Inc.A B	1,101,850	18,170
TriQuint Semiconductor, Inc.A	495,000	3,955

		187,585

Software - 1.39%
Cognex Corp.	143,060	7,598
Comverse, Inc.A	192,280	6,022
DST Systems, Inc.	57,660	4,038
EPIQ Systems, Inc.C	58,599	762
FARO Technologies, Inc.A	354,340	13,015
Mentor Graphics Corp.	794,290	16,307
Netscout Systems, Inc.A	112,360	2,981
Take-Two Interactive Software, Inc.	833,540	14,612

		65,335

Total Information Technology		570,360

MATERIALS - 5.81%
Chemicals - 2.40%
A. Schulman, Inc.	42,250	1,132
American Vanguard Corp.	316,900	7,824
Cabot Corp.	99,103	4,065
Cytec Industries, Inc.	113,710	8,858
Huntsman Corp.	720,772	12,988
Innospec, Inc.	58,000	2,489
Landec Corp.A	379,450	5,726
Methanex Corp.	228,450	10,927

	Shares	Fair Value
		(000’s)
Olin Corp.	766,300	$18,698
PolyOne Corp.	957,400	27,679
Scotts Miracle-Gro Co., Class A	247,900	12,457

		112,843

Containers & Packaging - 0.50%
Boise, Inc.	307,630	2,799
KapStone Paper and Packaging Corp.	238,112	10,490
Owens-Illinois, Inc.A	350,400	10,424

		23,713

Metals & Mining - 2.63%
Allegheny Technologies, Inc.	266,250	7,341
Allied Nevada Gold Corp.A	576,930	3,848
AMCOL International Corp.	232,638	8,161
AuRico Gold, Inc.B	2,010,400	9,308
Carpenter Technology Corp.	150,120	7,848
Century Aluminum Co.A	220,800	1,853
Coeur d’Alene Mines Corp.	149,869	2,010
Gibraltar Industries, Inc.A	468,139	7,209
Haynes International, Inc.	182,200	8,764
Horsehead Holding Corp.A	632,300	7,746
Kaiser Aluminum Corp.	52,170	3,404
Materion Corp.	699,050	21,068
Noranda Aluminum Holding Corp.	1,357,600	4,222
Pan American Silver Corp.	186,568	2,381
RTI International Metals, Inc.A	78,300	2,400
Steel Dynamics, Inc.	240,998	3,750
US Silica Holdings, Inc.B	532,150	12,878
Worthington Industries, Inc.	263,080	9,410

		123,601

Paper & Forest Products - 0.28%
Louisiana-Pacific Corp.A	277,630	4,514
Resolute Forest Products, Inc.A B	278,900	4,256
Schweitzer-Mauduit International, Inc.	79,400	4,299

		13,069

Total Materials		273,226

TELECOMMUNICATION SERVICES - 0.30%
Diversified Telecommunication Services - 0.13%
EchoStar Corp., Class AA	102,300	4,088
Vonage Holdings Corp.A	588,000	1,893

		5,981

Wireless Telecommunication Services - 0.17%
Iridium Communications, Inc.A	143,600	1,209
Telephone & Data Systems, Inc.	253,663	6,725

		7,934

Total Telecommunication Services		13,915

UTILITIES - 2.61%
Electric - 2.00%
El Paso Electric Co.	257,290	9,718
Great Plains Energy, Inc.	979,210	23,687
Hawaiian Electric Industries, Inc.B	317,550	8,466
IDACORP, Inc.	223,885	11,814
NorthWestern Corp.	162,350	6,851
Ormat Technologies, Inc.B	113,500	2,614

	Shares	Fair Value
		(000’s)
PNM Resources, Inc.	218,910	$5,140
Portland General Electric Co.	809,094	25,648
TECO Energy, Inc.	20,935	370

		94,308

Gas - 0.21%
Energen Corp.	64,363	3,855
WGL Holdings, Inc.	128,780	5,920

		9,775

Multi-Utilities - 0.40%
Avista Corp.	146,030	4,203
Westar Energy, Inc.	431,690	14,500

		18,703

Total Utilities		122,786

Total Common Stock (Cost $3,342,233)		4,417,280

SHORT-TERM INVESTMENTS - 5.55%
American Beacon U.S. Government Money Market Select Fund, Select ClassF	20,000,000	20,000
JPMorgan U.S. Government Money Market Fund, Capital Class	241,207,890	241,208

Total Short-Term Investments (Cost $261,208)		261,208

SECURITIES LENDING COLLATERAL - 6.10%
American Beacon U.S. Government Money Market Select Fund, Select ClassF	274,887,313	274,888
DWS Government and Agency Securities Portfolio, Institutional Class	12,135,263	12,135

Total Securities Lending Collateral (Cost $287,023)		287,023

TOTAL INVESTMENTS - 105.54% (Cost $3,890,464)		4,965,511
LIABILITIES, NET OF OTHER ASSETS - (5.54%)		(260,659)

TOTAL NET ASSETS - 100.00%		$4,704,852

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at July 31, 2013.
C	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $55,234 or 1.17% of net assets. The Fund has no right to demand registration of these securities.
D	REIT - Real Estate Investment Trust.
E	Limited Liability Company.
F	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on July 31, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Future	Long	2,263	September, 2013	$236,008	$10,184

				$236,008	$10,184

American Beacon Small Cap Value II Fund

July 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 93.76%
CONSUMER DISCRETIONARY - 10.17%
Auto Components - 1.79%
Dana Holding Corp.	1,645	$36
Fuel Systems Solutions, Inc.A	2,257	41

		77

Distributors - 0.61%
Core-Mark Holding Co., Inc.	422	26

Hotels, Restaurants & Leisure - 0.63%
CEC Entertainment, Inc.	355	14
Ruby Tuesday, Inc.A	1,730	13

		27

Household Durables - 1.07%
Helen of Troy Ltd.A	720	31
Libbey Glass, Inc.A	605	15

		46

Media - 0.42%
John Wiley & Sons, Inc., Class A	400	18

Specialty Retail - 4.42%
Buckle, Inc.	468	26
Children’s Place Retail Stores, Inc.A	442	24
Citi Trends, Inc.A	2,846	40
Genesco, Inc.A	405	29
Men’s Wearhouse, Inc.	1,237	50
West Marine, Inc.A	1,901	21

		190

Textiles & Apparel - 1.23%
Maidenform Brands, Inc.A	745	17
RG Barry Corp.	1,155	20
Rocky Brands, Inc.	928	16

		53

Total Consumer Discretionary		437

CONSUMER STAPLES - 5.47%
Beverages - 1.37%
Coca-Cola Bottling Co. Consolidated	105	7
Cott Corp.	3,277	27
National Beverage Corp.	1,390	25

		59

Food & Drug Retailing - 2.38%
Andersons, Inc.	909	53
Casey’s General Stores, Inc.	265	18
CST Brands, Inc.A	958	31

		102

Food Products - 1.72%
Cal-Maine Foods, Inc.	375	19
Darling International, Inc.A	1,602	33
Inventure Foods, Inc.A	2,519	22

		74

Total Consumer Staples		235

	Shares	Fair Value
		(000’s)
ENERGY - 8.38%
Energy Equipment & Services - 5.89%
Atwood Oceanics, Inc.A	375	$21
C&J Energy Services, Inc.A	1,080	21
Cal Dive International, Inc.A B	11,493	23
Hornbeck Offshore Services, Inc.A	714	38
Patterson-UTI Energy, Inc.	1,552	31
Superior Energy Services, Inc.A	1,456	37
Tetra Technologies, Inc.A	2,989	30
Unit Corp.A	1,176	52

		253

Oil & Gas - 2.49%
Natural Gas Services Group, Inc.A	1,137	28
Stone Energy Corp.A	1,430	34
Triangle Petroleum Corp.A	3,044	22
Vaalco Energy, Inc.	3,646	23

		107

Total Energy		360

FINANCIALS - 26.22%
Banks - 10.53%
1st Source Corp.	530	14
Bancorp, Inc.A	3,092	47
BBCN Bancorp, Inc.	830	12
Boston Private Financial Holdings, Inc.	1,715	19
Bryn Mawr Bank Corp.	825	23
C&F Financial Statutory Trust IB	615	33
Cardinal Financial Corp.	1,850	30
Center Bancorp, Inc.B	743	11
Dime Community Bancshares, Inc.	910	16
Eagle Bancorp, Inc.A	1,256	33
First Defiance Financial Corp.	677	18
First Financial Holdings, Inc.	254	14
FirstMerit Corp.	755	17
German American Bancorp, Inc.	413	11
Hanmi Financial Corp.A	798	14
Horizon Bancorp	1,433	34
Investors Bancorp, Inc.	1,005	22
Prosperity Bancshares, Inc.	589	35
United Financial Bancorp, Inc.	900	14
ViewPoint Financial Group, Inc.	719	16
Washington Federal, Inc.	901	20

		453

Diversified Financials - 4.00%
Cash America International, Inc.	320	13
CBIZ, Inc.A	2,675	19
ConnectOne Bancorp, Inc.A	657	21
Gain Capital Holdings, Inc.	3,926	21
GFI Group, Inc.	3,921	16
Nicholas Financial, Inc.	1,200	19
Pacific Continental Corp.	1,536	19
Piper Jaffray Cos.A	823	28
Texas Capital Bancshares, Inc.A	351	16

		172

	Shares	Fair Value
		(000’s)
Insurance - 5.38%
American Equity Investment Life Holding Co.	1,710	$31
Enstar Group Ltd.A B	105	15
Horace Mann Educators Corp.	529	15
Investors Title Co.	175	13
Primerica, Inc.	720	30
ProAssurance Corp.	454	24
Protective Life Corp.	1,555	68
Tower Group International Ltd.	1,621	35

		231

Real Estate - 6.31%
Alexander & Baldwin, Inc.A	690	31
BioMed Realty Trust, Inc.C	1,207	25
Chatham Lodging TrustC	1,250	22
DiamondRock Hospitality Co.C	2,938	28
DuPont Fabros Technology LPD	927	21
Forestar Group, Inc.A	806	17
Franklin Street Properties Corp.C	1,630	22
KKR Financial Holdings LLCE	2,605	28
LaSalle Hotel PropertiesC	859	23
Pebblebrook Hotel TrustC	500	13
PS Business Parks, Inc.C	261	19
Summit Hotel Properties, Inc.C	2,125	22

		271

Total Financials		1,127

HEALTH CARE - 3.84%
Biotechnology - 0.51%
RTI Biologics, Inc.A	5,709	22

Health Care Equipment & Supplies - 0.98%
CONMED Corp.	858	28
Hillenbrand, Inc.	545	14

		42

Health Care Providers & Services - 2.35%
Ensign Group, Inc.	735	28
Health Net, Inc.A	415	13
Magellan Health Services, Inc.A	525	30
Select Medical Holdings Corp.	1,645	15
US Physical Therapy, Inc.	530	15

		101

Total Health Care		165

INDUSTRIALS - 18.29%
Aerospace & Defense - 0.91%
Sparton Corp.	1,450	26
Triumph Group, Inc.	165	13

		39

Building Products - 1.51%
Crane Co.	840	52
Universal Forest Products, Inc.	327	13

		65

Commercial Services & Supplies - 3.35%
Brink’s Co.	638	17

	Shares	Fair Value
		(000’s)
Iconix Brand Group, Inc.A	1,168	$38
Koppers Holdings, Inc.	780	30
Layne Christensen Co.A	1,096	21
United Stationers Supply Co.	740	31
Weight Watchers International, Inc.	145	7

		144

Construction & Engineering - 3.38%
EMCOR Group, Inc.	1,150	47
Granite Construction, Inc.	840	25
MasTec, Inc.A	1,423	47
URS Corp.	560	26

		145

Diversified Manufacturing - 1.14%
Barnes Group, Inc.	1,470	49

Electrical Equipment - 2.07%
AZZ, Inc.	1,070	40
GrafTech International Ltd.A	3,544	27
Powell Industries, Inc.A	450	22

		89

Industrial Conglomerates - 1.14%
Teleflex, Inc.	384	30
US Ecology, Inc.	610	19

		49

Machinery - 2.44%
Astec Industries, Inc.	589	21
CIRCOR International, Inc.	526	28
EnPro Industries, Inc.A	483	27
John Bean Technologies Corp.	670	16
Titan International, Inc.	778	13

		105

Marine - 0.37%
CAI International, Inc.A	750	16

Road & Rail - 1.98%
Marten Transport Ltd.	1,471	25
Old Dominion Freight Line, Inc.A	1,050	46
Ryder System, Inc.	220	14

		85

Total Industrials		786

INFORMATION TECHNOLOGY - 12.59%
Communications Equipment - 1.75%
Anixter International, Inc.	260	22
ARRIS Group, Inc.A	955	14
NICE Systems Ltd., ADRF	358	14
Polycom, Inc.A	2,588	25

		75

Computers & Peripherals - 0.77%
Mercury Systems, Inc.A	3,583	33

Electronic Equipment & Instruments - 4.68%
Diebold, Inc.	200	7
Electro Scientific Industries, Inc.	3,051	35
Itron, Inc.A	605	26

	Shares	Fair Value
		(000’s)
MTS Systems Corp.	470	$30
Tech Data Corp.A	530	27
Tronox Ltd., Class A	975	21
Vishay Intertechnology, Inc.A	3,864	55

		201

Internet Software & Services - 0.49%
Keynote Systems, Inc.	1,045	21

Semiconductor Equipment & Products - 4.90%
Entegris, Inc.A	2,935	28
Kulicke & Soffa Industries, Inc.A	3,129	37
Omnivision Technologies, Inc.A	1,525	25
Photronics, Inc.A	10,944	83
Rubicon Technology, Inc.A	4,624	38

		211

Total Information Technology		541

MATERIALS - 7.03%
Chemicals - 5.24%
Cabot Corp.	1,141	47
Innophos Holdings, Inc.	725	36
KMG Chemicals, Inc.	735	17
Olin Corp.	510	12
OM Group, Inc.A	1,400	43
RPM International, Inc.	773	27
Sensient Technologies Corp.	405	18
Stepan Co.	410	25

		225

Metals & Mining - 0.95%
RTI International Metals, Inc.A	868	27
Stillwater Mining Co.A	1,162	14

		41

Paper & Forest Products - 0.84%
Schweitzer-Mauduit International, Inc.	670	36

Total Materials		302

TELECOMMUNICATION SERVICES - 0.33%
NII Holdings, Inc.A	1,995	14

UTILITIES - 1.44%
Electric - 0.95%
El Paso Electric Co.	665	25
Portland General Electric Co.	500	16

		41

Gas - 0.49%
Laclede Group, Inc.	455	21

Total Utilities		62

Total Common Stock (Cost $3,352)		4,029

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 6.45% (Cost $277)
JPMorgan U.S. Government Money Market Fund, Capital Class	276,613	$277

TOTAL INVESTMENTS - 100.21% (Cost $3,629)		4,306
LIABILITIES, NET OF OTHER ASSETS - (0.21%)		(9)

TOTAL NET ASSETS - 100.00%		$4,297

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $82 or 1.91% of net assets. The Fund has no right to demand registration of these securities.
C	REIT - Real Estate Investment Trust.
D	Limited Partnership.
E	Limited Liability Company.
F	ADR - American Depositary Receipt.

Futures Contracts Open on July 31, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Future	Long	2	September, 2013	$209	$5

				$209	$5

American Beacon International Equity Fund

July 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)

Australia - 0.75%
Common Stocks - (Cost $13,244)
Ansell Ltd.A	343,829	$5,730
James Hardie Industries PLC, CDI	1,014,222	8,423

Total Australia		14,153

Belgium - 0.96%
Common Stocks - (Cost $10,120)
Anheuser-Busch InBev N.V.	172,371	16,598
KBC Groep N.V.A	40,863	1,639

Total Belgium		18,237

Canada - 2.05%
Common Stocks - (Cost $39,308)
Imperial Oil Ltd.A	201,800	8,660
MDA Corp.A C	110,200	8,241
Potash Corp of Saskatchewan, Inc.	69,740	2,022
Rogers Communications, Inc., Class B	201,000	8,031
Suncor Energy, Inc.	170,600	5,392
Talisman Energy, Inc.	578,700	6,558

Total Canada		38,904

Denmark - 0.35%
Common Stocks - (Cost $7,064)
Carlsberg AS Class BA	66,178	6,560

Finland - 0.66%
Common Stocks - (Cost $7,859)
Sampo OYJ Class A	287,623	12,612

France - 11.15%
Common Stocks - (Cost $165,802)
Alstom S.A.	204,220	6,906
AXA S.A.	698,972	15,413
BNP Paribas	649,203	42,004
Cie Generale des Etablissements Michelin	90,840	9,122
Compagnie de Saint-Gobain	157,400	7,297
European Aeronautic Defence and Space Co., N.V.	161,397	9,637
France Telecom S.A.	438,720	4,313
GDF Suez	298,964	6,272
Legrand S.A.	251,286	13,021
Sanofi	434,053	46,294
Technip S.A.	70,114	7,737
Total S.A.	410,728	21,911
Valeo S.A.C	152,581	12,102
Vivendi S.A.	442,753	9,460

Total France		211,489

	Shares	Fair Value
		(000’s)
Germany - 10.76%
Common Stocks - (Cost $147,405)
Bayer AG Reg	331,394	$38,509
Bayerische Motoren Werke AG	96,446	9,442
Daimler AG	249,594	17,340
Deutsche Boerse AGA	138,288	9,784
Deutsche Post AG Reg	230,310	6,456
E.ON AG	159,760	2,711
HeidelbergCement AG	133,810	10,279
Infineon Technologies AG	1,022,540	9,024
Linde AG	54,116	10,425
Merck KGaA	148,827	24,610
METRO AG	219,410	7,564
Muenchener Rueckversicherungs AG Reg	68,556	13,608
SAP AG	235,787	17,343
Siemens AG Reg	247,620	27,115

Total Germany		204,210

Hong Kong/China - 2.95%
Common Stocks - (Cost $50,254)
AIA Group Ltd.	1,662,800	7,879
Cheung Kong Holdings Ltd.	346,500	4,865
China Merchants Holdings Intl.A	1,040,000	3,252
CNOOC Ltd.	5,595,000	10,085
HSBC Holdings PLC	2,054,796	23,104
Hutchison Whampoa Ltd.	238,000	2,688
Yue Yuen Industrial Holdings Ltd.	1,508,667	4,143

Total Hong Kong/China		56,016

Ireland - 0.96%
Common Stocks - (Cost $16,594)
CRH PLC	608,660	12,787
Smurfit Kappa Group PLCA	271,106	5,479

Total Ireland		18,266

Italy - 2.37%
Common Stocks - (Cost $43,214)
Atlantia SpA	443,506	8,414
ENI SpA	832,595	18,398
Intesa Sanpaolo SpA	2,847,656	5,402
Snam Rete Gas SpA	2,063,353	9,739
UniCredit SpA	563,187	3,066

Total Italy		45,019

Japan - 12.54%
Common Stocks - (Cost $187,364)
AEON Financial Service Co. Ltd.	284,200	8,293
Asics Corp.	567,080	9,551
Bank of Yokohama Ltd.	383,000	2,105
Daikin Industries Ltd.	141,000	5,876
Daiwa House Industry Co. Ltd.	411,000	7,569
Don Quijote Co. Ltd.	242,500	12,706
Hitachi Ltd.	651,000	4,375
ITOCHU Corp.	523,400	6,233

	Shares	Fair Value
		(000’s)
Japan Tobacco, Inc.	284,900	$9,966
JGC Corp.	440,000	15,549
KDDI Corp.	336,600	18,599
Komatsu Ltd.	350,200	7,826
Konica Minolta, Inc.	1,253,500	10,280
LIXIL Group Corp.	432,000	10,157
Nissan Motor Co. Ltd.	1,060,100	11,120
Seven & I Holdings Co. Ltd.	282,700	10,683
Shin-Etsu Chemical Co. Ltd.	176,200	11,014
Sumitomo Mitsui Financial Group, Inc.	471,600	21,602
Tokyo Electron Ltd.	133,700	6,097
Toyota Motor Corp.	494,100	30,126
Trend Micro, Inc.A	284,900	9,486
Yahoo Japan Corp.	16,052	8,558

Total Japan		237,771

Luxembourg - 0.47%
Common Stocks - (Cost $7,365)
RTL Group S.A.	99,047	8,855

Netherlands - 5.83%
Common Stocks - (Cost $97,822)
Akzo Nobel	480,936	29,275
ING Groep N.V. CVAA	1,120,680	11,450
Koninklijke KPN N.V.A	1,531,706	4,037
Koninklijke Philips Electronics N.V.	309,647	9,911
PostNL N.V.	1,768,987	6,373
Randstad Holding N.V.	97,990	4,728
Reed Elsevier N.V.	1,232,569	23,612
SBM Offshore N.V.A D	692,530	13,405
TNT Express N.V.	1,003,090	7,885

Total Netherlands		110,676

New Zealand - 0.19%
Common Stocks - (Cost $3,062)
Telecom Corp. of New Zealand Ltd.	1,962,402	3,527

Norway - 1.25%
Common Stocks - (Cost $18,523)
Petroleum Geo-Services ASAA	431,717	5,813
Statoil ASA	340,020	7,374
Telenor ASA	472,140	10,456

Total Norway		23,643

Portugal - 0.63%
Common Stocks - (Cost $14,657)
Energias de Portugal, S.A.	941,340	3,344
Galp Energia SGPS S.A.A	358,780	5,727
Portugal Telecom SGPS S.A. RegE	771,300	2,946

Total Portugal		12,017

	Shares	Fair Value
		(000’s)
Singapore - 2.59%
Common Stocks - (Cost $36,117)
DBS Group Holdings Ltd.	1,156,342	$15,196
Flextronics International Ltd.A	1,277,170	11,060
Sembcorp Industries Ltd.	1,160,000	4,637
SembCorp Marine Ltd.	2,068,000	7,404
Singapore Telecommunications Ltd.	3,526,000	10,906

Total Singapore		49,203

South Korea - 2.81%
Common Stocks - (Cost $53,374)
Hyundai Mobis	42,421	10,347
KB Financial Group, Inc., ADRF	182,978	5,786
KT&G Corp.	133,562	9,000
LG Electronics, Inc.	119,709	7,768
POSCO	34,148	9,833
Samsung Electronics Co. Ltd.	1,321	1,505
Samsung Electronics Co. Ltd., GDRG	8,409	4,818
SK Telecom Co. Ltd.	21,291	4,179

Total South Korea		53,236

Spain - 2.08%
Common Stocks - (Cost $31,205)
Mediaset Espana Comunicacion S.A.	715,895	7,440
Red Electrica Corporation S.A.A	190,136	10,613
Repsol S.A.	312,385	7,476
Tecnicas Reunidas S.A.	141,301	6,443
Telefonica S.A.A	527,606	7,521

Total Spain		39,493

Sweden - 3.61%
Common Stocks - (Cost $52,448)
Assa Abloy AB, Class B	298,814	13,230
Autoliv, Inc.	86,409	7,112
Electrolux ABA	98,747	2,877
Ericsson LM, Class B	788,560	9,321
Getinge AB, Class BA	376,163	13,908
Skandinaviska Enskilda Banken AB, Class A	741,355	8,183
Swedbank AB, Class A	391,596	9,445
Volvo AB, B sharesA	304,865	4,495

Total Sweden		68,571

Switzerland - 7.76%
Common Stocks - (Cost $112,605)
ABB Ltd.A	275,570	6,086
Credit Suisse Group AG Reg	251,836	7,399
GAM Holding AG	416,511	6,661
Givaudan S.A. Reg	8,217	11,445
Novartis AG Reg	612,851	44,104
Roche Holding AG Genusschein	90,825	22,376
Swatch Groug AGA	15,285	9,084
Swiss Re AG	104,450	8,318
UBS AG Reg	1,152,160	22,696

	Shares	Fair Value
		(000’s)
Zurich Insurance Group AG	33,975	$9,145

Total Switzerland		147,314

United Kingdom - 21.08%
Common Stocks - (Cost $341,322)
Aviva PLC	3,338,669	18,869
BAE Systems PLC	1,564,304	10,611
Balfour Beatty PLC	1,686,083	6,333
Barclays PLC	2,310,593	10,120
BG Group PLC	970,785	17,522
BP PLC	1,197,900	8,283
British American Tobacco PLC	530,783	28,309
Carnival PLCA	88,681	3,431
Direct Line Insurance Group	2,519,422	8,692
GlaxoSmithKline PLC	450,970	11,553
Glencore Xstrata PLCA	1,480,286	6,249
HSBC Holdings PLC	181,810	2,068
Informa PLC	1,719,233	13,730
Kingfisher PLC	1,692,500	10,234
Ladbrokes PLCA	943,115	3,056
Lloyds Banking Group PLCA	30,961,292	32,248
Marks & Spencer Group PLC	1,472,810	10,788
Michael Page International PLC	776,247	5,273
Petrofac Ltd.	353,702	7,065
Prudential PLC	847,037	15,037
Reed Elsevier PLC	687,526	8,880
Rexam PLCA	2,897,884	21,681
Rio Tinto PLC	225,363	10,131
Rolls-Royce Holdings PLC	469,356	8,390
Royal Dutch Shell PLC, Class B	256,246	9,042
Royal Dutch Shell PLC, Class A	890,875	30,330
Standard Chartered PLC	670,227	15,544
Taylor Wimpey PLC	3,458,543	5,603
Tesco PLC	4,408,717	24,634
Unilever PLC	288,236	11,703
Vodafone Group PLC	8,139,006	24,453

Total United Kingdom		399,862

SHORT-TERM INVESTMENTS - 4.89%
American Beacon U.S. Government Money Market Select Fund, Select ClassH	10,000,000	10,000
JPMorgan U.S. Government Money Market Fund, Capital Class	82,863,111	82,863

Total Short-Term Investments (Cost $92,863)		92,863

SECURITIES LENDING COLLATERAL - 0.62% (Cost $11,848)
American Beacon U.S. Government Money Market Select Fund, Select ClassH	6,852,569	6,853
DWS Government and Agency Securities Portfolio, Institutional Class	4,995,848	4,996

	Shares	Fair Value
		(000’s)
Total Securities Lending Collateral		$11,848

TOTAL INVESTMENTS - 99.31% (Cost $1,561,439)		1,884,345
OTHER ASSETS, NET OF LIABILITIES - 0.69%		13,022

TOTAL NET ASSETS - 100.00%		$1,897,367

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Royalty Trust.
C	REIT - Real Estate Investment Trust.
D	Private Placement
E	All or a portion of this security is on loan at July 31, 2013.
F	ADR - American Depositary Receipt.
G	GDR - Global Depositary Receipt.
H	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on July 31, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Canada S&P TSX 60 Index Futures	Long	79	September, 2013	$10,960	$155
Australia ASX 200 Index Futures	Long	74	September, 2013	8,318	268
Germany DAX 30 Index Futures	Long	33	September, 2013	9,037	(2)
Netherlands AEX Index Future	Long	28	August, 2013	2,739	31
Sweden OMX 530 Double Long Index Futures	Long	178	August, 2013	3,361	41
Italy FTSE MIB Index Futures	Long	19	September, 2013	2,082	44
France CAC 40 Index Futures	Long	187	September, 2013	9,909	290
Hong Kong Hang Seng Index Futures	Long	22	August, 2013	3,101	3
Tokyo TOPIX Index Futures	Long	199	September, 2013	22,772	(52)
Japan IBEX 35 Index Future	Long	27	August, 2013	3,013	182
UK FTSE 100 Index Futures	Long	224	September, 2013	22,289	656

				$97,581	$1,616

Forward Foreign Currency Exchange Contracts on July 31, 2013 (000’s):

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
BUY	AUD	951,000	9/6/2013	CBK	—	(28,110)	(28,110)
BUY	AUD	1,138,000	9/6/2013	SOG	—	(1,307)	(1,307)
BUY	AUD	12,304,000	9/6/2013	RBS	—	(789,406)	(789,406)
SELL	AUD	1,222,997	9/6/2013	BOA	24,093	—	24,093
SELL	AUD	3,818,960	9/6/2013	RBS	108,368	—	108,368
SELL	AUD	1,712,470	9/6/2013	JPM	45,483	—	45,483
BUY	CAD	1,354,000	9/6/2013	BOA	—	(1,161)	(1,161)
BUY	CAD	1,153,000	9/6/2013	CBK	2,433	—	2,433
BUY	CAD	15,566,000	9/6/2013	GLM	74,242	—	74,242
SELL	CAD	1,559,987	9/6/2013	BOA	—	(40,231)	(40,231)
SELL	CAD	4,874,727	9/6/2013	RBS	—	(104,917)	(104,917)
SELL	CAD	2,209,897	9/6/2013	JPM	—	(54,728)	(54,728)
BUY	CHF	13,634,000	9/6/2013	CBK	425,629	—	425,629
BUY	CHF	981,000	9/6/2013	BOA	—	(2,368)	(2,368)
BUY	CHF	1,020,000	9/6/2013	CBK	11,658	—	11,658
SELL	CHF	732,311	9/6/2013	BOA	—	(37,243)	(37,243)
SELL	CHF	5,056,041	9/6/2013	GLM	—	(39,008)	(39,008)
SELL	CHF	2,171,452	9/6/2013	JPM	—	(28,044)	(28,044)
BUY	EUR	2,571,000	9/6/2013	CBK	—	(7,393)	(7,393)
BUY	EUR	3,285,000	9/6/2013	CBK	27,739	—	27,739
BUY	EUR	26,411,000	9/6/2013	CBK	651,937	—	651,937
SELL	EUR	3,837,307	9/6/2013	BOA	—	(155,537)	(155,537)
SELL	EUR	12,952,281	9/6/2013	BOA	—	(173,143)	(173,143)
SELL	EUR	5,460,261	9/6/2013	JPM	—	(87,942)	(87,942)
BUY	GBP	2,260,000	9/6/2013	CBK	—	(38,254)	(38,254)
BUY	GBP	1,862,000	9/6/2013	CBK	—	(3,773)	(3,773)
BUY	GBP	19,840,000	9/6/2013	BRC	7,171	—	7,171
SELL	GBP	3,365,815	9/6/2013	BOA	—	(78,963)	(78,963)
SELL	GBP	10,526,188	9/6/2013	DUB	152,310	—	152,310
SELL	GBP	4,626,618	9/6/2013	JPM	62,476	—	62,476
BUY	JPY	290,479,000	9/6/2013	SOG	—	(4,262)	(4,262)
BUY	JPY	493,132,000	9/6/2013	CBK	82,584	—	82,584
BUY	JPY	2,647,798,000	9/6/2013	UAG	806,238	—	806,238
SELL	JPY	3,557,184	9/6/2013	BOA	—	(111,691)	(111,691)
SELL	JPY	10,564,698	9/6/2013	CBK	22,870	—	22,870
SELL	JPY	4,425,902	9/6/2013	JPM	7,072	—	7,072
BUY	SEK	28,152,000	9/6/2013	CBK	30,777	—	30,777
BUY	SEK	2,725,000	9/6/2013	BOA	—	(1,396)	(1,396)
BUY	SEK	2,385,000	9/6/2013	CBK	—	(3,647)	(3,647)
SELL	SEK	487,727	9/6/2013	BOA	—	(20,763)	(20,763)
SELL	SEK	1,465,220	9/6/2013	BOA	—	(53,814)	(53,814)
SELL	SEK	662,086	9/6/2013	JPM	—	(21,167)	(21,167)

					$2,543,080	$(1,888,268)	$654,812

Glossary:

Counterparty Abbreviations:
BNY	Mellon Bank, N.A.	CBK	Citibank, N.A.	SOG	Societe Generale Bank
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank	SSB	State Street Bank and Trust Company
BOA	Bank of America, N.A.	SCB	Standard Chartered Bank	UAG	UBS AG

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	SEK	Swedish Krona
CAD	Canadian Dollar	GBP	British Pound
CHF	Swiss Franc	JPY	Japanese Yen

American Beacon Emerging Markets Fund

July 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)

Argentina - 0.16%
Preferred Stocks - (Cost $365)
Nortel Inversora S.A., Class B, ADRA	12,460	$178

Austria - 1.28%
Common Stocks - (Cost $1,633)
Erste Group Bank AG	39,101	1,188
Vienna Insurance Group AG	4,934	255

Total Austria		1,443

Brazil - 13.39%
Common Stocks - (Cost $18,385)
Banco Bradesco S.A.	19,250	261
Banco do Brasil S.A.	76,790	763
Banco Santander Brasil S.A., ADRA	287,150	1,728
Brasil Insurance Participacoes e Administracao S.A.	25,100	242
BRF - Brasil Foods S.A.	34,910	744
CCR S.A.	32,200	253
Companhia Energetica de Minas Gerais, CEMIG S.A., ADRA	22,834	211
Diagnosticos da America S.A.	29,300	153
EDP - Energias do Brasil S.A.	59,800	310
Embraer S.A., ADRA	22,890	778
Gerdau S.A., ADRA	37,140	235
Itau Unibanco Holding S.A., ADRA	51,938	662
JBS S.A.	114,900	321
Magnesita Refratarios S.A.	54,300	161
Marfrig Alimentos S.A.	127,300	402
PDG Realty S.A. Empreendimentos e Participacoes	68,000	55
Petroleo Brasileiro S.A.B	15,596	105
Petroleo Brasileiro S.A., A Shares, ADRA B	78,999	1,133
Petroleo Brasileiro S.A., ADRA B	116,790	1,594
Porto Seguro S.A.	12,860	145
Raia Drogasil S.A.B	14,600	124
Sul America S.A.	34,443	206
Telefonica Brasil S.A., ADRA	48,665	1,045
TIM Participacoes S.A.	403,900	1,501
Ultrapar Participacoes S.A.	9,800	233
Vale S.A., ADRA	25,480	350
Viver Incorporadora e Construtora S.A.B	431,588	58

Total Common Stocks		13,773

Preferred Stocks - (Cost $1,402)
Banco Bradesco S.A.	30,650	371
Companhia de Bebidas, ADRA	12,380	468
Gerdau S.A.	23,600	151
Itau Unibanco Holding S.A.	12,210	156

	Shares	Fair Value
		(000’s)
Petroleo Brasileiro S.A.B	26,000	$186

Total Preferred Stocks		1,332

Total Brazil		15,105

Cayman Islands - 0.32%
Common Stocks - (Cost $302)
Ginko International Co. Ltd.	11,000	200
Sino Biopharmaceutical	220,000	160

Total Cayman Islands		360

Chile - 0.60%
Common Stocks - (Cost $834)
SACI Falabella	52,128	532
Sociedad Quimica y Minera de Chile S.A., ADRA	5,133	149

Total Chile		681

China - 0.03%
Common Stocks - (Cost $41)
Chongqing Changan Automobile Co. Ltd.	31,600	36

Czech Republic - 0.95%
Common Stocks - (Cost $1,197)
Komercni Banka A.S.	1,140	222
Telefonica Czech Republic A.S.	56,930	852

Total Czech Republic		1,074

Egypt - 0.32%
Common Stocks - (Cost $392)
Eastern TobaccoB	26,280	361

Hong Kong/China - 17.44%
Common Stocks - (Cost $21,672)
Anhui Conch Cement Co. Ltd. H	140,500	415
Asia Cement China Holdings Corp.	91,500	40
AsiaInfo-Linkage, Inc.B	69,810	814
Bank of China Ltd. H	1,457,000	609
Beijing Capital International Airport Co. Ltd. H	474,000	294
Beijing Enterprises Holdings Ltd.	18,000	120
Belle International Holdings Ltd.	48,000	69
Bosideng International Holdings Ltd.	3,352,000	691
Chaoda Modern Agriculture Holdings Ltd.	2,200,000	187
China Coal Energy Co. Ltd. H	546,000	291
China Communications Services Corp. Ltd. H	284,000	186
China Construction Bank H	1,310,325	979
China Life Insurance Co. Ltd. H	85,000	204
China Mengniu Dairy Co. Ltd.	62,000	249
China Mobile Ltd.	226,000	2,400
China Oilfield Services Ltd.	98,000	222

	Shares	Fair Value
		(000’s)
China Overseas Grand Oceans Group Ltd.	53,000	$63
China Overseas Land & Investment Ltd.	62,000	178
China Pacific Insurance Group Co. Ltd. H	112,200	375
China Petroleum & Chemical Corp.	202,800	151
China Power International Development Ltd.	272,800	115
China Railway Group Ltd. H	367,000	197
China Resources Power Holdings Co Ltd.	70,000	163
China Shenhua Energy Co. Ltd.	29,000	84
China Yuchai International Ltd.	17,000	286
CNOOC Ltd.	241,000	434
Cosco International Holdings Ltd.	1,036,000	401
COSCO Pacific Ltd.	319,055	448
Dickson Concepts International Ltd.	280,445	156
Dongfang Electric Corp. Ltd.	128,600	179
Dongfeng Motor Group Co. Ltd. H	144,000	193
First Pacific Co. Ltd.	847,874	958
Global Bio-Chem Technology Group Co. Ltd.B	1,690,520	144
Guangzhou Automobile Group Co. Ltd. H	463,370	449
Industrial & Commercial Bank of China Ltd.	1,054,555	693
Lianhua Supermarket Holdings Co. Ltd.	480,000	225
NWS Holdings Ltd.	217,303	331
Parkson Retail Group Ltd.B	632,000	250
People’s Food Holdings Ltd.	911	1
PICC Property and Casualty Co. Ltd.	397,380	443
Qihoo 360 Technology Co. Ltd.B	4,078	265
Samsonite International S.A.	145,500	399
Shanghai Industrial Holdings Ltd.	151,000	469
Shanghai Pharmaceuticals Holding Co. Ltd.	26,900	56
Sihuan Pharmaceutical Holdings Group Ltd.	100,000	72
Sinotrans Ltd. H	6,043,058	1,138
Sinotrans Shipping Ltd.	2,868,000	684
Tencent Holdings Ltd.	13,500	612
Tsingtao Brewery Co. Ltd. H	26,000	199
Uni-President China Holdings Ltd.	142,000	129
Weiqiao Textile Co. Ltd. H	898,600	539
Xinhua Winshare Publishing and Media Co. Ltd.	341,000	171
Zhejiang Expressway Co. Ltd. H	312,000	263

Total Hong Kong/China		19,683

Hungary - 0.90%
Common Stocks - (Cost $1,329)
Magyar Telekom Telecommunications PLC	284,733	391
Richter Gedeon NyrtB	40,240	619

Total Hungary		1,010

	Shares	Fair Value
		(000’s)

India - 8.35%
Common Stocks - (Cost $11,844)
ACC Ltd.	8,997	$174
Asian Paints Ltd.B	27,300	227
Bharat Heavy Electricals Ltd.	112,270	294
Glenmark Pharmaceuticals Ltd.	27,261	260
Grasim Industries Ltd.	230	10
HCL Technologies Ltd.	12,407	192
HDFC Bank Ltd.	38,287	382
Hindustan Petroleum Corp. Ltd.	71,850	249
ICICI Bank Ltd., ADRA	2,830	93
ICICI Bank Ltd.	4,800	72
Idea Cellular Ltd.B	78,956	222
India Cements Ltd.	260,060	223
Indian Oil Corp Ltd.	191,780	646
IndusInd Bank Ltd.	33,857	213
ING Bank Ltd.B	15,352	130
ITC Ltd.	65,738	370
Jubilant Life Sciences Ltd.	64,530	97
Larsen & Toubro Ltd.	9,969	139
Maruti Suzuki India Ltd.	4,380	95
NMDC Ltd.	196,310	315
Oriental Bank of Commerce	64,230	165
Power Grid Co. of Bangladesh Ltd.	58,140	95
Punjab National Bank Ltd.	17,520	166
Reliance Industries Ltd.	64,086	923
Reliance Infrastructure Ltd.	155,620	871
Rolta India Ltd.	126,160	117
State Bank of India, GDRC	2,380	134
State Bank of India	10,620	297
Steel Authority of India Ltd.	279,710	192
Sterlite Industries India Ltd., ADRA	7,220	36
Sterlite Industries India Ltd.	126,690	159
Sun PharmaceuticalB	28,898	268
Tata Chemicals Ltd.B	119,080	505
Tata Consultancy Services Ltd.	11,847	353
United Phosphorus Ltd.B	247,447	517
Zee Entertainment Enterprises Ltd.	53,868	220

Total India		9,421

Indonesia - 1.77%
Common Stocks - (Cost $2,251)
Adaro Energy Tbk PT	502,000	34
Aneka Tambang Persero Tbk PT	407,500	46
Astra Agro Lestari Tbk PT	21,500	33
Bank Negara Indonesia Persero Tbk PT	470,000	195
Bank Rakyat Indonesia Persero Tbk PT	211,500	170
Bank Tabungan Negara Persero Tbk PT	1,458,010	148
Gudang Garam Tbk	47,000	194
Harum Energy TbkB	215,500	55
Indosat Tbk PT	499,000	243
Kalbe Farma Tbk PT	1,588,000	221
Lippo Karawaci Tbk PT	1,690,000	210
Matahari Department Store Tbk PT	180,000	218
Medco Energi Internasional Tbk PT	382,500	66

	Shares	Fair Value
		(000’s)
Semen Indonesia PerseroB	110,500	$163

Total Indonesia		1,996

Japan - 0.30%
Common Stocks - (Cost $376)
Nexon Co. Ltd.	26,300	333

Malaysia - 1.34%
Common Stocks - (Cost $1,430)
Astro Malaysia Holdings BhdB	215,600	199
CIMB Group Holdings Bhd	177,100	430
Gamuda Bhd	168,900	248
Genting Bhd	63,900	194
IHH Healthcare Bhd	144,600	178
IJM Corp. Bhd	146,900	262

Total Malaysia		1,511

Mexico - 4.72%
Common Stocks - (Cost $6,100)
ALFA SAB	134,105	342
America Movil SAB de CV, Series L, ADRA	40,398	848
Cemex SAB de CV, Series L, ADRA	136,529	1,571
Consorcio ARA SAB de CV	191,100	72
Desarrolladora Homex SAB de CVB	456,630	135
Desarrolladora Homex SAB de CV, ADRA B	7,740	13
Fomento Economico Mexicano SAB de CV, Series B, ADRA	3,700	368
Grupo Financiero Banorte SAB de CV	70,782	447
Grupo Financiero Santander Mexico SAB de CV, ADRA B	24,500	353
Grupo Televisa S.A., ADRA	14,550	394
Mexichem SAB de CV	47,349	220
Urbi Desarrollos Urbanos, SAB de CVB	1,452,850	171
Wal-Mart de Mexico SAB de CV	143,300	392

Total Mexico		5,326

Netherlands - 0.27%
Common Stocks - (Cost $218)
Yandex N.V.B	9,300	302

Peru - 0.57%
Common Stocks - (Cost $683)
Credicorp Ltd.	5,410	643

Philippines - 1.43%
Common Stocks - (Cost $1,284)
BDO Unibank, Inc.B	177,810	331
Bloomberry Resorts Corp.B	468,400	128
DMCI Holdings, Inc.B	201,520	247
International Container Terminal Services, Inc.B	108,770	230

	Shares	Fair Value
		(000’s)
Lt Group, Inc.B	227,200	$109
Metro Pacific Investments Corp.	2,426,800	302
SM Investments Corp.	11,930	261

Total Philippines		1,608

Poland - 1.75%
Common Stocks - (Cost $1,903)
Asseco Poland S.A.	10,701	152
Bank Pekao S.A.	10,713	550
Bank Zachodni WBK S.A.	6,164	627
PGNiG Group	214,583	416
Telekomunikacja Polska S.A.	98,722	235

Total Poland		1,980

Russia - 5.19%
Common Stocks - (Cost $6,343)
Federal Hydro Generating, ADRA	242,140	407
Gazprom OAO, ADRA	286,718	2,227
Lukoil OAO, ADRA	29,308	1,742
Mail.ru Group Ltd.B	7,950	254
MegafonB	6,937	220
Mobile TeleSystems OJSC, ADRA	6,350	124
Rosneft Oil Co., GDRC	69,310	491
SberbankB	23,570	272
VimpelCom Ltd., ADRA	11,790	118

Total Russia		5,855

Singapore - 1.22%
Common Stocks - (Cost $1,178)
Flextronics International Ltd.B	110,910	960
Haw Par Corp. Ltd.	72,957	416

Total Singapore		1,376

South Africa - 2.97%
Common Stocks - (Cost $3,731)
ABSA Group Ltd.	23,790	345
Adcock Ingram Holdings, Ltd.B	11,960	82
AngloGold Ashanti Ltd.	7,781	101
AngloGold Ashanti Ltd., ADRA	1,150	15
JD Group Ltd.	73,390	226
Life Healthcare Group Holdings Ltd.	37,200	136
MTN Group Ltd.	36,785	691
Murray & Roberts Holdings Ltd.B	101,090	244
Naspers Ltd., N Shares	5,102	427
Pick n Pay Stores Ltd.	32,471	124
Sasol Ltd.	5,700	263
Standard Bank Group Ltd.	48,561	544
Telkom S.A. Ltd.B	80,130	157

Total South Africa		3,355

South Korea - 17.27%
Common Stocks - (Cost $16,857)
Cheil Industries, Inc.	1,620	128
Cheil Worldwide, Inc.	3,590	82
Cosmax, Inc.B	1,542	66

	Shares	Fair Value
		(000’s)
Coway Co. Ltd.	4,312	$230
GS Retail Co. Ltd.B	3,600	108
Hite Jinro Ltd.	12,797	313
Hotel Shilla Co. Ltd.B	2,529	150
Hyundai Development Co. - Engineering & Construction	11,540	205
Hyundai Engineering & Construction Co. Ltd.	5,394	284
Hyundai Glovis Co. Ltd	1,074	185
Hyundai Mobis	1,590	388
Hyundai Motor Co.	5,158	1,067
KB Financial Group, Inc.	55,244	1,750
Kia Motors Corp.	7,970	452
Korea Electric Power Corp., ADRA	11,050	140
Korea Electric Power Corp.B	27,725	707
KT Corp.	2,250	73
KT Corp., ADRA	10,300	165
LG Display Co. Ltd.B	5,240	130
LG Electronics, Inc.	6,708	436
LG Household & Health Care Ltd.	319	168
LG Telecom Ltd.	15,200	185
Lotte Chilsung Beverage Co. Ltd.	259	340
Lotte Confectionery Co. Ltd.	428	604
Mando Corp.	1,925	202
Mirae Asset Securities Co. Ltd.	6,870	253
NCSoft Corp.	1,139	173
NongShim Co. Ltd.	646	150
Orion Corp.	118	107
Paradise Co. Ltd.B	3,084	62
POSCO	5,874	1,691
Samsung Electronics Co. Ltd.	3,006	3,424
Samsung Fire & Marine Insurance Co. Ltd.	1,736	371
Shinhan Financial Group Co. Ltd.	43,992	1,606
Shinsegae Co Ltd.	2,033	395
SK C&C Co. Ltd.	640	58
SK Telecom Co. Ltd., ADRA	15,720	340
SK Telecom Co. Ltd.	668	131
Tong Yang Life Insurance	14,990	152

Total Common Stocks		17,471

Preferred Stocks - (Cost $1,269)
Hyundai Motor Co.	19,462	1,742
Samsung Electronics Co. Ltd.	385	280

Total Preferred Stocks		2,022

Total South Korea		19,493

Switzerland - 0.28%
Common Stocks - (Cost $301)
Coca-Cola HBC AGB	12,279	320

Taiwan - 6.04%
Common Stocks - (Cost $6,815)
Advanced Semiconductor Engineering, Inc.	207,000	170
Asustek Computer, Inc.	8,648	76

	Shares	Fair Value
		(000’s)
Chailease Holding Co. Ltd.	87,500	$210
China Life Insurance Co. Ltd.B	101,419	104
Chinatrust Financial Holding Co. Ltd.	542,164	358
Cleanaway Co. Ltd.	16,000	106
Compal Electronics, Inc.	1,167,000	809
Eclat Textile Co. Ltd.	14,000	108
First Financial Holding Co. Ltd.	700,000	434
Fubon Financial Holding Co. Ltd.B	14,200	199
Gourmet Master Co.B	5,000	29
Hon Hai Precision Industry Co. Ltd.	304,059	788
Lung Yen Life Service Corp.	17,000	52
MediaTek, Inc.	21,000	252
Nan Ya Printed Circuit Board Corp.	243,099	304
Powertech Technology, Inc.	79,400	152
Siliconware Precision Industries Co.	198,000	230
Siliconware Precision Industries Co., ADRA	15,000	86
Simplo Technology Co. Ltd.B	46,000	202
SYNNEX Corp.B	26,000	33
Taiwan Cement Corp.	89,000	109
Taiwan Semiconductor Manufacturing Co. Ltd.	296,385	1,013
TPK Holding Co Ltd.	9,000	106
Transcend Information, Inc.	50,520	147
Uni-President Enterprises Corp.	142,141	290
United Microelectronics Corp.	737,226	328
Young Fast Optoelectronics Co. Ltd.	83,541	121

Total Taiwan		6,816

Thailand - 1.87%
Common Stocks - (Cost $1,949)
Bangkok Bank PCL	118,390	783
Bank of AyudhyaB	362,900	432
Banpu PCL	11,100	82
Kasikornbank PCL	11,800	70
Land and Houses PCL, NVDRD	621,400	201
Minor International PCLB	149,700	110
Robinson Dept Store Co. PLCB	80,500	145
Supalai Public Co. Ltd.B	271,500	134
Total Access Communication PCL, NVDRD	40,400	152

Total Thailand		2,109

Turkey - 2.26%
Common Stocks - (Cost $2,526)
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	31,793	438
Asya Katilim Bankasi A.S.	124,810	126
Haci Omer Sabanci Holding A.S.	36,132	180
Tupras Turkiye Petrol Rafinerileri A.S.	6,945	149
Turkiye Garanti Bankasi A.S.	279,911	1,096
Turkiye Sise ve Cam Fabrikalari A.S.	10,988	16
Turkiye Vakiflar Bankasi Tao	249,547	545

Total Turkey		2,550

	Shares	Fair Value
		(000’s)
United Kingdom - 0.59%
Common Stocks - (Cost $673)
Eurasia Drilling Co. Ltd., GDRC	986	$39
JKX Oil & Gas PLCB	76,470	74
Mondi PLC	19,747	293
SABMiller PLC	5,433	265

Total United Kingdom		671

United States - 0.12%
Common Stocks - (Cost $98)
Eurasia Drilling Co. Ltd., GDRC	3,279	130

SHORT-TERM INVESTMENTS - 5.47% (Cost $6,169)
JPMorgan U.S. Government Money Market Fund, Capital Class	6,168,919	6,169

TOTAL INVESTMENTS - 99.17% (Cost $121,550)		111,895
OTHER ASSETS, NET OF LIABILITIES - 0.83%		934

TOTAL NET ASSETS - 100.00%		$112,829

Percentages are stated as a percent of net assets.

A	ADR - American Depositary Receipt.

B	Non-income producing security.

C	GDR - Global Depositary Receipt.

D	NVDR - Non Voting Depositary Receipt.

Futures Contracts Open on July 31, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index	Long	134	September, 2013	$6,290	$25

				$6,290	$25

Foreign Currency Contracts Open at July 31, 2013 (000’s):

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
BUY	JPY	3,706,985	8/8/2013	BOA	$23	$—	$23
BUY	JPY	3,706,985	8/8/2013	SSB	23	—	23
SELL	JPY	13,752,270	8/8/2013	BOA	—	(4,419)	(4,419)
SELL	JPY	13,965,530	8/8/2013	BOA	—	(304)	(304)
SELL	JPY	13,752,270	8/8/2013	SSB	—	(4,396)	(4,396)
SELL	JPY	1,396,530	8/8/2013	SSB	—	(298)	(298)

					$46	$(9,417)	$(9,371)

Glossary:

Counterparty Abbreviations:
BOA	Bank of America
SSB	State Street Bank and Trust Company

Currency Abbreviations:
JPY	Japanese Yen

American Beacon High Yield Bond Fund

July 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 0.17%
CONSUMER DISCRETIONARY - 0.13%
Automobiles - 0.13%
General Motors Co.B	6,381	$229

INDUSTRIALS - 0.01%
Paper & Forest Products - 0.01%
Catalyst Paper Corp.B	8,426	10

SERVICE - 0.02%
Other Service - 0.02%
Dex Media, Inc.B	2,606	39

TRANSPORTATION - 0.01%
Other Transportation - 0.01%
CEVA Holdings LLCA B	22	20

Total Common Stock (Cost $1,597)		298

RIGHTS - 0.17%
TELECOMMUNICATIONS - 0.06%
Telecom - 0.06%
Charter Communications, Inc., Expires 11/30/2014B C	1,400	111

TRANSPORTATION - 0.11%
Other Transportation - 0.11%
Horizon Lines, Inc. Expires 9/27/2036B C	3,581,642	191

Total Rights (Cost $545)		302

PREFERRED STOCK - 0.60% (Cost $1,269)
AGENCY - 0.03%
Federal Home Loan Mortgage Corporation - 0.03%
Federal Home Loan Mortgage Corp., 1.00%, Due 12/31/2049B D	10,000	50

FINANCE - 0.57%
Banks - 0.57%
Ally Financial, Inc., 7.00%, Due 12/31/2049E	165	163
GMAC Capital Trust I, 1.00%, Due 2/15/2040D	11,600	308
Zions Bancorporation, 9.50%, Due 12/31/2049	21,900	560

Total Finance		1031

Total Preferred Stock (Cost $1,269)		1,081

CONVERTIBLE PREFERRED STOCK - 0.02% (Cost $68)
TRANSPORTATION - 0.02%
Other Transportation - 0.02%
CEVA Holding LLC, Series A-2A B	49	44

	Par Amount
	(000’s)
CONVERTIBLE OBLIGATIONS - 0.38%
Consumer - 0.03%
CEDC Finance Corp International, Inc., 10.00%, Due 4/30/2018	$75	59

	Par Amount	Fair Value
	(000’s)	(000’s)

Finance - 0.19%
E*Trade Financial Corp., 0.01%, Due 8/31/2019	$240	$346

Manufacturing - 0.16%
Alpha Appalachia Holdings, Inc., 3.25%, Due 8/1/2015	305	284

Total Convertible Obligations (Cost $546)		689

CORPORATE OBLIGATIONS - 94.57%
Consumer - 4.35%
American Rock Salt Co. LLC, 8.25%, Due 5/1/2018E F	335	325
ARAMARK Corp., 5.75%, Due 3/15/2020E	280	291
CEDC Finance Corp International, Inc., 8.00%, Due 4/30/2018L	173	153
Del Monte Corp., 7.625%, Due 2/15/2019	870	909
FAGE Dairy Industry S.A., 9.875%, Due 2/1/2020E	275	301
First Quality Finance Co. Inc., 4.625%, Due 5/15/2021E	350	333
Innovation Ventures LLC, 9.50%, Due 8/15/2019E F	300	244
JBS USA LLC, 8.25%, Due 2/1/2020E F	400	424
Marfrig Overseas Ltd., 9.50%, Due 5/4/2020E	400	396
Motors Liquidation Co., 8.375%, Due 7/15/2049D	1,570	—
Post Holdings, Inc., 7.375%, Due 2/15/2022E	200	215
Prestige Brands, Inc.,
8.25%, Due 4/1/2018	300	322
8.125%, Due 2/1/2020	205	226
Revlon Consumer Products Corp., 5.75%, Due 2/15/2021E	200	202
Reynolds Group Issuer Inc.,
8.50%, Due 5/15/2018	400	416
9.00%, Due 4/15/2019	685	712
9.875%, Due 8/15/2019	100	108
5.75%, Due 10/15/2020	605	616
8.25%, Due 2/15/2021	300	305
Simmons Foods, Inc., 10.50%, Due 11/1/2017E	350	373
Smithfield Foods, Inc., 7.75%, Due 7/1/2017	155	175
Spectrum Brands Escrow Corp., 6.625%, Due 11/15/2022E	245	262
Spectrum Brands, Inc., 9.50%, Due 6/15/2018	205	226
Sun Merger Sub, Inc., 5.875%, Due 8/1/2021E	100	100
Viskase Cos., Inc., 9.875%, Due 1/15/2018E	150	159

		7,793

Energy - 18.30%
Antero Resources Finance Corp., 6.00%, Due 12/1/2020	300	302
Basic Energy Services, Inc.,
7.75%, Due 2/15/2019	120	121
7.75%, Due 10/15/2022	290	288
Bonanza Creek Energy, Inc., 6.75%, Due 4/15/2021	180	185
Calumet Specialty Products Partners LP,
9.375%, Due 5/1/2019G	300	328
9.625%, Due 8/1/2020G	100	111
Carrizo Oil & Gas, Inc.,
8.625%, Due 10/15/2018	300	328
7.50%, Due 9/15/2020	100	105
Chaparral Energy, Inc.,
9.875%, Due 10/1/2020	475	530
8.25%, Due 9/1/2021	100	106
7.625%, Due 11/15/2022	780	797
Chesapeake Energy Corp.,
6.625%, Due 8/15/2020	740	802

	Par Amount	Fair Value
	(000’s)	(000’s)
6.875%, Due 11/15/2020	$485	$531
6.125%, Due 2/15/2021	365	387
5.75%, Due 3/15/2023	400	403
Chesapeake Midstream Partners LP, 6.125%, Due 7/15/2022G	225	236
Cie Generale de Geophysique - Veritas, 6.50%, Due 6/1/2021	600	614
Clayton Williams Energy, Inc., 7.75%, Due 4/1/2019	500	511
Comstock Resources, Inc., 7.75%, Due 4/1/2019	310	319
Concho Resources, Inc., 6.50%, Due 1/15/2022	200	214
Continental Resources, Inc., 5.00%, Due 9/15/2022	280	281
Drill Rigs Holdings, Inc., 6.50%, Due 10/1/2017E	740	752
Eagle Rock Energy Partners LP, 8.375%, Due 6/1/2019G	400	412
Energy Transfer Equity LP, 7.50%, Due 10/15/2020G	700	788
EPL Oil & Gas, Inc., 8.25%, Due 2/15/2018	1,225	1,291
EV Energy Partner LP, 8.00%, Due 4/15/2019G	250	253
EXCO Resources, Inc., 7.50%, Due 9/15/2018	430	421
Expro Finance Luxembourg SCA, 8.50%, Due 12/15/2016E	500	528
Forbes Energy Services Ltd., 9.00%, Due 6/15/2019	335	337
Genesis Energy LP,
7.875%, Due 12/15/2018G	80	85
5.75%, Due 2/15/2021G	215	212
Goodrich Petroleum Corp., 8.875%, Due 3/15/2019	500	513
Halcon Resources Corp.,
9.75%, Due 7/15/2020	100	104
8.875%, Due 5/15/2021	400	404
Hercules Offshore, Inc.,
10.50%, Due 10/15/2017E F	220	234
10.25%, Due 4/1/2019E	910	1,005
8.75%, Due 7/15/2021E	200	210
Hilcorp Energy I LP, 7.625%, Due 4/15/2021E G	525	570
Holly Energy Partners LP, 6.50%, Due 3/1/2020G	225	235
Key Energy Services, Inc., 6.75%, Due 3/1/2021	450	441
Kinder Morgan Finance Co. LLC, 6.00%, Due 1/15/2018E F	500	543
Linn Energy LLC,
6.50%, Due 5/15/2019F	155	151
6.25%, Due 11/1/2019E F	305	287
8.625%, Due 4/15/2020F	700	728
7.75%, Due 2/1/2021F H	825	832
Magnum Hunter Resources Corp., 9.75%, Due 5/15/2020E	630	649
MarkWest Energy Partners LP, 4.50%, Due 7/15/2023G	110	103
Memorial Production Partners LP, 7.625%, Due 5/1/2021G	310	301
Midstates Petroleum Co., Inc., 9.25%, Due 6/1/2021E	200	197
Offshore Group Investments Ltd.,
7.50%, Due 11/1/2019	380	399
7.125%, Due 4/1/2023E	385	386
Pacific Drilling S.A., 5.375%, Due 6/1/2020E	350	343
Pacific Drilling V Ltd., 7.25%, Due 12/1/2017E	300	318
PBF Holding Co. LLC, 8.25%, Due 2/15/2020F	300	308
Penn Virginia Corp.,
8.50%, Due 5/1/2020E	515	516
PetroQuest Energy LLC,
10.00%, Due 9/1/2017E F	415	428
Pioneer Energy Services Corp., 9.875%, Due 3/15/2018	220	238
Plains Exploration & Production Co.,
6.125%, Due 6/15/2019	300	321
6.75%, Due 2/1/2022	100	107
6.875%, Due 2/15/2023	100	108

	Par Amount	Fair Value
	(000’s)	(000’s)
QEP Resources, Inc.,
5.375%, Due 10/1/2022	$300	$298
5.25%, Due 5/1/2023	100	99
QR Energy LP, 9.25%, Due 8/1/2020G	570	586
Quicksilver Resources, Inc.,
7.00%, Due 6/21/2019E	100	94
9.125%, Due 8/15/2019	300	261
Range Resources Corp., 5.00%, Due 3/15/2023	270	270
Regency Energy Partners LP, 6.50%, Due 7/15/2021G	225	242
Resolute Energy Corp., 8.50%, Due 5/1/2020	750	770
Rex Energy Corp., 8.875%, Due 12/1/2020E	305	316
Rockies Express Pipeline LLC,
6.85%, Due 7/15/2018E F	135	132
6.00%, Due 1/15/2019E F	170	158
Rosetta Resources, Inc., 5.625%, Due 5/1/2021	160	160
Sabine Pass Liquefaction LLC,
5.625%, Due 2/1/2021E F	1,240	1,223
5.625%, Due 4/15/2023E F	330	322
Samson Investment Co., 10.00%, Due 2/15/2020E	1,015	1,075
Sanchez Energy Corp., 7.75%, Due 6/15/2021E	645	642
SandRidge Energy, Inc.,
7.50%, Due 3/15/2021	315	312
8.125%, Due 10/15/2022	100	102
Talos Production LLC, 9.75%, Due 2/15/2018E F	490	478
Targa Resources Partners LP, 5.25%, Due 5/1/2023E G	460	453
W&T Offshore, Inc., 8.50%, Due 6/15/2019	595	629
WPX Energy, Inc., 6.00%, Due 1/15/2022	575	585

		32,764

Finance - 9.49%
Aircastle Ltd., 6.25%, Due 12/1/2019	545	574
Ally Financial, Inc.,
5.50%, Due 2/15/2017	120	127
8.00%, Due 12/31/2018	200	231
7.50%, Due 9/15/2020	700	812
A-S Co-Issuer Subsidiary, Inc., 7.875%, Due 12/15/2020E	325	332
Bank of America Corp., 8.125%, Due 12/31/2049D	700	777
Bank One Capital III, 8.75%, Due 9/1/2030	275	362
CIT Group, Inc.,
5.50%, Due 2/15/2019E	100	105
5.375%, Due 5/15/2020	200	209
5.00%, Due 8/15/2022	700	694
CNL Lifestyle Properties, Inc., 7.25%, Due 4/15/2019	250	254
E*Trade Financial Corp.,
6.75%, Due 6/1/2016	105	111
6.00%, Due 11/15/2017	360	374
6.375%, Due 11/15/2019	1,470	1,562
Fidelity & Guaranty Life Holdings, Inc., 6.375%, Due 4/1/2021E	200	203
General Electric Capital Corp., 7.125%, Due 12/31/2049D	200	225
Genworth Financial, Inc., 6.15%, Due 11/15/2066D	325	287
Geo Group, Inc., 6.625%, Due 2/15/2021	275	293
Hub International Ltd., 8.125%, Due 10/15/2018E	1,110	1,178
Icahn Enterprises LP, 6.00%, Due 8/1/2020E G	225	225
iStar Financial, Inc., 9.00%, Due 6/1/2017	255	288
JPMorgan Chase & Co., 6.00%, Due 12/31/2049	400	394
MetLife, Inc., 10.75%, Due 8/1/2069	150	228
Nationwide Mutual Insurance Co., 9.375%, Due 8/15/2039E	225	312

	Par Amount	Fair Value
	(000’s)	(000’s)
Nuveen Investments, Inc.,
5.50%, Due 9/15/2015	$380	$375
9.125%, Due 10/15/2017E	590	597
9.50%, Due 10/15/2020E	730	739
Oppenheimer Holdings, Inc., 8.75%, Due 4/15/2018	400	429
Provident Funding Associates LP,
10.125%, Due 2/15/2019E G	255	284
6.75%, Due 6/15/2021E G	700	709
Realogy Corp., 7.875%, Due 2/15/2019E F	55	60
Realogy Group LLC, 9.00%, Due 1/15/2020E F	270	309
ROC Finance LLC, 12.125%, Due 9/1/2018E F	575	656
Royal Bank of Scotland Group PLC, 6.125%, Due 12/15/2022	800	773
SLM Corp., 8.45%, Due 6/15/2018	200	230
Synovus Financial Corp.,
5.125%, Due 6/15/2017	525	533
7.875%, Due 2/15/2019	540	618
TMX Finance LLC, 8.50%, Due 9/15/2018E	225	232
Western Alliance Bancorp, 10.00%, Due 9/1/2015	270	291

		16,992

Manufacturing - 19.19%
Abengoa Finance SAU, 8.875%, Due 11/1/2017E	400	374
Advanced Micro Devices, Inc., 7.50%, Due 8/15/2022	650	631
Ainsworth Lumber Co. Ltd, 7.50%, Due 12/15/2017E	293	311
Aleris International, Inc., 7.875%, Due 11/1/2020	360	376
Algeco Scotsman Global Finance PLC, 8.50%, Due 10/15/2018E	500	515
Allison Transmission, Inc., 7.125%, Due 5/15/2019E	380	406
ArcelorMittal,
4.25%, Due 8/5/2015	170	175
5.75%, Due 8/5/2020	180	180
6.00%, Due 3/1/2021D	800	806
6.75%, Due 2/25/2022D	435	450
Arch Coal, Inc.,
8.75%, Due 8/1/2016	205	203
7.00%, Due 6/15/2019	255	208
9.875%, Due 6/15/2019E	250	231
ARD Finance S.A., 11.125%, Due 6/1/2018E I	422	456
Ardagh Packaging Finance PLC,
9.125%, Due 10/15/2020E	200	217
7.00%, Due 11/15/2020E	400	394
ArvinMeritor, Inc., 10.625%, Due 3/15/2018	300	327
Ashland, Inc., 4.75%, Due 8/15/2022E	505	499
Barminco Finance Property Ltd., 9.00%, Due 6/1/2018E	300	275
Boart Longyear Management Property Ltd., 7.00%, Due 4/1/2021E	230	208
Catalyst Paper Corp., 11.00%, Due 10/30/2017I	146	87
CDW LLC, 8.50%, Due 4/1/2019F	550	604
Cemex Finance LLC, 9.375%, Due 10/12/2022E F	200	224
Cemex SAB de CV,
9.00%, Due 1/11/2018E	500	543
5.875%, Due 3/25/2019E	200	200
Chrysler Group LLC, 8.00%, Due 6/15/2019F	580	632
Consol Energy, Inc.,
8.00%, Due 4/1/2017	100	107
8.25%, Due 4/1/2020	700	754
Consolidated Container Co. LLC, 10.125%, Due 7/15/2020E F	400	418
Dematic S.A., 7.75%, Due 12/15/2020E	240	253
Eagle Spinco, Inc., 4.625%, Due 2/15/2021E	535	514

	Par Amount	Fair Value
	(000’s)	(000’s)
Eldorado Gold Corp., 6.125%, Due 12/15/2020E	$530	$509
Euramax International, Inc., 9.50%, Due 4/1/2016	100	94
Exopack Holding Corp., 10.00%, Due 6/1/2018	300	314
FMG Resources August 2006 Property Ltd.,
7.00%, Due 11/1/2015E	210	215
6.00%, Due 4/1/2017E	260	260
6.875%, Due 2/1/2018E	500	510
8.25%, Due 11/1/2019E	200	211
FQM Akubra, Inc., 7.50%, Due 6/1/2021E	260	260
Freescale Semiconductor, Inc.,
10.125%, Due 3/15/2018E	47	51
9.25%, Due 4/15/2018E	100	108
8.05%, Due 2/1/2020	400	427
10.75%, Due 8/1/2020	200	224
General Motors Financial Co. Inc., 3.25%, Due 5/15/2018E	200	196
Goodyear Tire & Rubber Co., 6.50%, Due 3/1/2021	400	418
Horsehead Holding Corp.,
10.50%, Due 6/1/2017E	665	712
Ineos Finance PLC, 8.375%, Due 2/15/2019E	200	220
INEOS Group Holdings S.A., 6.125%, Due 8/15/2018E	400	390
Inmet Mining Corp., 8.75%, Due 6/1/2020E	500	525
K Hovnanian Enterprises, Inc., 7.25%, Due 10/15/2020E	230	248
KB Home, 7.50%, Due 9/15/2022	300	322
Liberty Tire Recycling LLC, 11.00%, Due 10/1/2016E F	325	328
Louisiana-Pacific Corp., 7.50%, Due 6/1/2020	425	468
M/I Homes, Inc., 8.625%, Due 11/15/2018	200	218
Manitowoc Co., Inc., 8.50%, Due 11/1/2020	150	169
Mcron Finance Sub LLC, 8.375%, Due 5/15/2019E F	135	147
MedAssets, Inc., 8.00%, Due 11/15/2018	375	402
Meritor, Inc., 6.75%, Due 6/15/2021	100	100
Midwest Vanadium Property Ltd., 11.50%, Due 2/15/2018E	200	147
Milacron LLC, 7.75%, Due 2/15/2021E F	140	143
Mueller Water Products, Inc., 7.375%, Due 6/1/2017	290	297
Murray Energy Corp., 8.625%, Due 6/15/2021E	100	102
NewPage Corp., 11.375%, Due 12/31/2014H	300	108
Nokia OYJ, 6.625%, Due 5/15/2039	665	585
Norske Skogindustrier ASA, 6.125%, Due 10/15/2015E	575	403
Novelis, Inc., 8.75%, Due 12/15/2020	500	551
Nufarm Australia Ltd., 6.375%, Due 10/15/2019E	290	291
Olin Corp., 5.50%, Due 8/15/2022	300	307
Orion Engineered Carbons Bondco GmbH, 9.625%, Due 6/15/2018E	200	222
Orion Engineered Carbons Finance & Co. SCA, 9.25%, Due 8/1/2019E	200	204
Peabody Energy Corp.,
7.375%, Due 11/1/2016	600	669
6.00%, Due 11/15/2018	155	158
6.25%, Due 11/15/2021	785	769
Penn Virginia Resource Partners LP,
8.375%, Due 6/1/2020G	200	213
6.50%, Due 5/15/2021E G	200	194
Perstorp Holding AB, 8.75%, Due 5/15/2017E	500	514
Pittsburgh Glass Works LLC, 8.50%, Due 4/15/2016E F	300	312
Rain CII Carbon LLC, 8.25%, Due 1/15/2021E F	100	101
Reliance Intermediate Holdings LP, 9.50%, Due 12/15/2019E G	450	488
Rentech Nitrogen Partners LP, 6.50%, Due 4/15/2021E G	950	947
Rockwood Specialties Group, Inc., 4.625%, Due 10/15/2020	310	315
Sanmina Corp., 7.00%, Due 5/15/2019E	210	222

	Par Amount	Fair Value
	(000’s)	(000’s)
Schaeffler Finance BV, 8.50%, Due 2/15/2019E	$200	$224
Shea Homes LP, 8.625%, Due 5/15/2019G	200	220
Silver II Borrower, 7.75%, Due 12/15/2020E	150	157
SIWF Merger Sub, Inc., 6.25%, Due 6/1/2021E	160	160
Smurfit Kappa Treasury Funding Ltd., 7.50%, Due 11/20/2025	425	465
Sophia LP, 9.75%, Due 1/15/2019E G	250	271
SRA International, Inc., 11.00%, Due 10/1/2019	100	104
Taylor Morrison Communities, Inc.,
7.75%, Due 4/15/2020E	754	825
5.25%, Due 4/15/2021E	345	332
Terex Corp., 6.00%, Due 5/15/2021	230	236
Texas Industries, Inc., 9.25%, Due 8/15/2020	340	370
Titan International, Inc., 7.875%, Due 10/1/2017	240	255
TPC Group, Inc., 8.75%, Due 12/15/2020E	365	383
TransDigm, Inc.,
7.75%, Due 12/15/2018	145	155
7.50%, Due 7/15/2021E	235	249
Tronox Finance LLC, 6.375%, Due 8/15/2020E F	305	292
UCI International, Inc., 8.625%, Due 2/15/2019	365	374
US Coatings Acquisition, Inc., 7.375%, Due 5/1/2021E	450	466
Viasystems, Inc., 7.875%, Due 5/1/2019E	460	492
Wolverine World Wide, Inc., 6.125%, Due 10/15/2020E	210	219
Xerium Technologies, Inc., 8.875%, Due 6/15/2018	95	95
Zachry Holdings, Inc., 7.50%, Due 2/1/2020E	120	124

		34,354

Service - 26.59%
Acadia Healthcare Co., Inc., 12.875%, Due 11/1/2018	231	278
ACE Cash Express, Inc., 11.00%, Due 2/1/2019E	220	215
Ahern Rentals, Inc., 9.50%, Due 6/15/2018E	560	572
Alere, Inc.,
7.25%, Due 7/1/2018E	400	434
6.50%, Due 6/15/2020E	625	639
AMC Entertainment, Inc., 9.75%, Due 12/1/2020	410	467
Avis Budget Car Rental LLC, 5.50%, Due 4/1/2023E F	125	123
Aviv Healthcare Properties LP, 7.75%, Due 2/15/2019G	200	215
Biomet, Inc.,
6.50%, Due 8/1/2020	350	368
6.50%, Due 10/1/2020	300	308
Bon-Ton Department Stores, Inc., 8.00%, Due 6/15/2021E	330	339
Boyd Gaming Corp., 9.125%, Due 12/1/2018	380	405
Burlington Coat Factory Warehouse Corp., 10.00%, Due 2/15/2019	355	396
Burlington Holdings LLC, 9.00%, Due 2/15/2018E F I	200	207
Cablevision Systems Corp., 8.00%, Due 4/15/2020	500	565
Caesars Entertainment Operating Co., Inc.,
11.25%, Due 6/1/2017	750	779
12.75%, Due 4/15/2018	625	389
8.50%, Due 2/15/2020	100	93
9.00%, Due 2/15/2020E	425	397
Caesars Operating Escrow LLC,
9.00%, Due 2/15/2020E F	275	259
9.00%, Due 12/2/2020E F	100	94
Carmike Cinemas, Inc., 7.375%, Due 5/15/2019	200	218
Carrols Restaurant Group, Inc., 11.25%, Due 5/15/2018	300	338
CCO Holdings LLC, 5.75%, Due 9/1/2023E F	450	423
Cengage Learning Acquisitions, Inc.,
12.00%, Due 6/30/2019E	400	46

	Par Amount	Fair Value
	(000’s)	(000’s)
11.50%, Due 4/15/2020E	$75	$56
Cenveo Corp., 8.875%, Due 2/1/2018	660	644
Chester Downs & Marina LLC, 9.25%, Due 2/1/2020E F	125	124
CHS/Community Health Systems, Inc.,
5.125%, Due 8/15/2018	100	102
8.00%, Due 11/15/2019	675	712
7.125%, Due 7/15/2020	300	307
Clean Harbors, Inc., 5.125%, Due 6/1/2021	250	255
Clear Channel Communications, Inc., 9.00%, Due 3/1/2021	1,920	1,890
Clear Channel Worldwide Holdings, Inc.,
7.625%, Due 3/15/2020	1,040	1,093
6.50%, Due 11/15/2022	350	364
ClubCorp Club Operations, Inc., 10.00%, Due 12/1/2018	300	333
Columbus International, Inc., 11.50%, Due 11/20/2014E	330	356
Crown Media Holdings, Inc., 10.50%, Due 7/15/2019	520	581
CSC Holdings LLC, 6.75%, Due 11/15/2021F	600	657
CST Brands, Inc., 5.00%, Due 5/1/2023E	325	321
Cumulus Media Holdings, Inc., 7.75%, Due 5/1/2019	635	646
CyrusOne LP, 6.375%, Due 11/15/2022G	235	247
Dave & Buster’s, Inc., 11.00%, Due 6/1/2018	500	554
DaVita, Inc., 5.75%, Due 8/15/2022	200	203
DISH DBS Corp.,
7.125%, Due 2/1/2016	500	548
4.25%, Due 4/1/2018E	285	280
7.875%, Due 9/1/2019	230	262
5.125%, Due 5/1/2020E	230	226
6.75%, Due 6/1/2021	560	594
5.875%, Due 7/15/2022	200	200
5.00%, Due 3/15/2023	200	188
DJO Finance LLC,
8.75%, Due 3/15/2018F	100	109
7.75%, Due 4/15/2018F	200	199
DynCorp International, Inc., 10.375%, Due 7/1/2017	430	443
EnergySolutions Inc., 10.75%, Due 8/15/2018	450	488
Entercom Radio LLC, 10.50%, Due 12/1/2019F	370	421
Envision Healthcare Corp., 8.125%, Due 6/1/2019	300	326
Equinix, Inc., 5.375%, Due 4/1/2023	800	793
Felcor Lodging LP, 5.625%, Due 3/1/2023	235	229
First Data Corp.,
8.25%, Due 1/15/2021E	800	835
11.25%, Due 1/15/2021E	100	104
12.625%, Due 1/15/2021	675	740
Fontainebleau Las Vegas Holdings LLC, 10.25%, Due 6/15/2015D E F H	800	1
Gannett Co. Inc., 5.125%, Due 7/15/2020E	100	100
Gray Television, Inc., 7.50%, Due 10/1/2020	375	395
GWR Operating Partnership LLP, 10.875%, Due 4/1/2017J	400	448
Hanger Orthopedic Group, Inc., 7.125%, Due 11/15/2018	170	183
Harron Communications LP/Harron Finance Corp., 9.125%, Due 4/1/2020E G	175	193
HCA Holdings, Inc., 6.25%, Due 2/15/2021	100	104
HCA, Inc.,
7.19%, Due 11/15/2015	475	517
7.50%, Due 2/15/2022	400	451
5.875%, Due 3/15/2022	200	212
4.75%, Due 5/1/2023	800	771
5.875%, Due 5/1/2023	500	505
Hertz Corp.,

	Par Amount	Fair Value
	(000’s)	(000’s)
6.75%, Due 4/15/2019	$400	$431
6.25%, Due 10/15/2022	100	106
Hologic, Inc., 6.25%, Due 8/1/2020	325	344
Igloo Holdings Corp., 8.25%, Due 12/15/2017E	100	103
inVentiv Health, Inc.,
9.00%, Due 1/15/2018E	100	104
11.00%, Due 8/15/2018E	100	83
iPayment Holdings, Inc., 7.50%, Due 11/15/2018	210	138
iPayment, Inc., 10.25%, Due 5/15/2018	375	301
Isle of Capri Casinos, Inc.,
7.75%, Due 3/15/2019	150	157
8.875%, Due 6/15/2020	245	257
Jaguar Holding Co. I, 9.375%, Due 10/15/2017E	300	322
Jaguar Holding Co. II, 9.50%, Due 12/1/2019E	100	114
Jo-Ann Stores Holdings, Inc., 9.75%, Due 10/15/2019E	190	198
Landry’s, Inc., 9.375%, Due 5/1/2020E	300	325
LIN Television Corp., 8.375%, Due 4/15/2018	170	183
Marina District Finance Co., Inc., 9.50%, Due 10/15/2015	747	780
Mediacom LLC, 7.25%, Due 2/15/2022F	220	234
MGM Resorts International,
6.625%, Due 7/15/2015	200	216
11.375%, Due 3/1/2018	300	380
8.625%, Due 2/1/2019	105	122
6.75%, Due 10/1/2020	335	356
6.625%, Due 12/15/2021	515	543
Michaels Finco Holdings, Inc., 7.50%, Due 8/1/2018E	225	227
Midcontinent Communications & Finance Corp., 6.25%, Due 8/1/2021E	225	226
Monitronics Escrow Corp., 9.125%, Due 4/1/2020E	135	140
Monitronics International, Inc., 9.125%, Due 4/1/2020	295	306
Nara Cable Funding Ltd., 8.875%, Due 12/1/2018E	375	394
National CineMedia LLC, 7.875%, Due 7/15/2021F	100	109
NBTY, Inc., 9.00%, Due 10/1/2018	360	399
NCL Corp Ltd., 5.00%, Due 2/15/2018E	195	195
New Look Bondco I PLC, 8.375%, Due 5/14/2018E	200	196
Nexstar Broadcasting, Inc.,
8.875%, Due 4/15/2017	95	103
6.875%, Due 11/15/2020E	225	233
Nord Anglia Education UK Holdings PLC, 10.25%, Due 4/1/2017E	200	221
Nord Anglia Education, Inc., 8.50%, Due 2/15/2018E	200	196
NPC International, Inc., 10.50%, Due 1/15/2020	350	401
OnCure Holdings, Inc., 11.75%, Due 5/15/2017	325	156
Petco Holdings, Inc., 8.50%, Due 10/15/2017E	220	226
Pinnacle Entertainment, Inc., 8.625%, Due 8/1/2017	125	130
PNK Finance Corp., 6.375%, Due 8/1/2021E	300	302
Radio One, Inc., 6.00%, Due 5/24/2016I	250	251
Radio Systems Corp., 8.375%, Due 11/1/2019E	200	217
Regal Cinemas Corp., 8.625%, Due 7/15/2019	400	434
Renaissance Acquisition Corp., 6.875%, Due 8/15/2021E	215	214
Safway Group Holding LLC, 7.00%, Due 5/15/2018E F	300	302
Serta Simmons Holdings LLC, 8.125%, Due 10/1/2020E F	260	276
Service Corp International, 7.50%, Due 4/1/2027	350	382
Sirius XM Radio, Inc., 5.75%, Due 8/1/2021E	175	175
Sitel LLC, 11.00%, Due 8/1/2017E F	100	107
Sky Growth Acquisition Corp., 7.375%, Due 10/15/2020E	300	312
Starz LLC, 5.00%, Due 9/15/2019F	465	468
SunGard Data Systems, Inc., 6.625%, Due 11/1/2019	295	306

	Par Amount	Fair Value
	(000’s)	(000’s)
Tenet Healthcare Corp., 6.875%, Due 11/15/2031	$250	$218
TransUnion LLC, 11.375%, Due 6/15/2018F	100	112
United Rentals North America, Inc.,
7.375%, Due 5/15/2020	125	138
7.625%, Due 4/15/2022	320	357
Universal Hospital Services, Inc., 7.625%, Due 8/15/2020	65	69
Univision Communications, Inc.,
7.875%, Due 11/1/2020E	750	823
5.125%, Due 5/15/2023E	100	98
Valeant Pharmaceuticals International, 6.75%, Due 8/15/2021E	550	568
Visant Corp., 10.00%, Due 10/1/2017	590	558
VPI Escrow Corp., 6.375%, Due 10/15/2020E	680	702
VPII Escrow Corp., 7.50%, Due 7/15/2021E	200	215
Warner Chilcott Co. LLC, 7.75%, Due 9/15/2018F	145	159
WideOpenWest Finance LLC, 10.25%, Due 7/15/2019F	225	248
WMG Acquisition Corp.,
11.50%, Due 10/1/2018	285	330
6.00%, Due 1/15/2021E	250	261
Wok Acquisition Corp., 10.25%, Due 6/30/2020E	145	162
Yonkers Racing Corp., 11.375%, Due 7/15/2016E	300	318

		47,614

Telecommunications - 11.05%
Avaya, Inc.,
9.00%, Due 4/1/2019E	450	431
10.50%, Due 3/1/2021E	250	192
Brightstar Corp., 9.50%, Due 12/1/2016E	250	263
CenturyLink, Inc., 5.80%, Due 3/15/2022	300	299
Cincinnati Bell, Inc., 8.75%, Due 3/15/2018	865	899
Clearwire Communications LLC, 12.00%, Due 12/1/2017E F	320	374
CommScope Holding Co. Inc., 6.625%, Due 6/1/2020E	100	100
CommScope, Inc., 8.25%, Due 1/15/2019E	400	439
Consolidated Communications Finance Co., 10.875%, Due 6/1/2020	195	224
Cricket Communications, Inc., 7.75%, Due 10/15/2020	700	795
Crown Castle International Corp., 5.25%, Due 1/15/2023	385	371
Digicel Group Ltd., 8.25%, Due 9/30/2020E	500	538
Digicel Ltd., 6.00%, Due 4/15/2021E	200	196
eAccess Ltd., 8.25%, Due 4/1/2018E	300	329
Earthlink, Inc., 8.875%, Due 5/15/2019	345	340
EarthLink, Inc., 7.375%, Due 6/1/2020E	330	326
Frontier Communications Corp.,
8.50%, Due 4/15/2020	400	444
8.75%, Due 4/15/2022	200	221
7.625%, Due 4/15/2024	100	101
Hughes Satellite Systems Corp., 7.625%, Due 6/15/2021	375	406
Intelsat Jackson Holdings S.A.,
7.25%, Due 4/1/2019	275	297
7.25%, Due 10/15/2020	550	595
7.50%, Due 4/1/2021	300	327
6.625%, Due 12/15/2022E	610	623
Intelsat Luxembourg S.A.,
6.75%, Due 6/1/2018E	65	68
7.75%, Due 6/1/2021E	410	432
8.125%, Due 6/1/2023E	715	768
Level 3 Financing, Inc.,
10.00%, Due 2/1/2018	70	76
8.125%, Due 7/1/2019	285	309

	Par Amount	Fair Value
	(000’s)	(000’s)
8.625%, Due 7/15/2020	$380	$418
Lynx II Corp., 6.375%, Due 4/15/2023E	255	262
NII Capital Corp., 7.625%, Due 4/1/2021	405	325
Softbank Corp., 4.50%, Due 4/15/2020E	275	266
Sprint Capital Corp., 8.75%, Due 3/15/2032	395	417
Sprint Nextel Corp.,
8.375%, Due 8/15/2017	200	226
9.00%, Due 11/15/2018E	500	593
7.00%, Due 3/1/2020E	100	109
7.00%, Due 8/15/2020	515	543
11.50%, Due 11/15/2021	980	1,302
6.00%, Due 11/15/2022	500	481
Syniverse Holdings, Inc., 9.125%, Due 1/15/2019	290	313
UPCB Finance VI Ltd., 6.875%, Due 1/15/2022E	500	530
VimpelCom Holdings BV, 7.504%, Due 3/1/2022E	200	208
Virgin Media Secured Finance PLC, 5.25%, Due 1/15/2021	675	687
WaveDivision Escrow LLC, 8.125%, Due 9/1/2020E F	235	247
West Corp., 7.875%, Due 1/15/2019	400	429
Wind Acquisition Finance S.A.,
11.75%, Due 7/15/2017E	650	686
7.25%, Due 2/15/2018E	325	335
Wind Acquisition Holdings Finance S.A., 12.25%, Due 7/15/2017E I	306	315
Windstream Corp.,
7.50%, Due 6/1/2022	225	232
6.375%, Due 8/1/2023	75	71

		19,778

Transportation - 2.42%
Bristow Group, Inc., 6.25%, Due 10/15/2022	300	312
CEVA Group PLC, 4.00%, Due 5/1/2018E	100	83
CHC Helicopter S.A.,
9.25%, Due 10/15/2020	500	522
9.375%, Due 6/1/2021	100	99
Florida East Coast Holdings Corp., 10.50%, Due 8/1/2017	290	305
Florida East Coast Railway Corp., 8.125%, Due 2/1/2017	300	318
HD Supply, Inc.,
7.50%, Due 7/15/2020E	390	413
11.50%, Due 7/15/2020	185	219
Horizon Lines LLC,
11.00%, Due 10/15/2016F	184	182
13.00%, Due 10/15/2016F I	215	200
Martin Midstream Partners LP,
8.875%, Due 4/1/2018G	437	466
7.25%, Due 2/15/2021E G K	335	340
Quality Distribution LLC, 9.875%, Due 11/1/2018F	225	245
Swift Services Holdings, Inc., 10.00%, Due 11/15/2018	325	363
Watco Cos. LLC, 6.375%, Due 4/1/2023E F	270	269

		4,336

Utilities - 3.18%
AES Corp., 9.75%, Due 4/15/2016	210	246
Calpine Corp.,
7.875%, Due 7/31/2020E	90	98
7.50%, Due 2/15/2021E	650	695
Elwood Energy LLC, 8.159%, Due 7/5/2026F	257	272
Energy Future Intermediate Holding Co. LLC, 10.00%, Due 12/1/2020F	575	621
InterGen N.V., 7.00%, Due 6/30/2023E	400	399
LBC Tank Terminals Holding Netherlands BV, 6.875%, Due 5/15/2023E	200	206

	Par Amount	Fair Value
	(000’s)	(000’s)
NRG Energy, Inc.,
7.625%, Due 1/15/2018	$450	$502
7.875%, Due 5/15/2021	535	589
Sabine Pass LNG LP,
7.50%, Due 11/30/2016G	1,045	1,148
6.50%, Due 11/1/2020E G	380	395
Texas Competitive Electric Holdings Co. LLC, 11.50%, Due 10/1/2020E F	700	525

		5,696

Total Corporate Obligations (Cost $167,263)		169,327

FOREIGN GOVERNMENT OBLIGATIONS - 0.08% (Cost $158)
Energy - 0.08%
Petrobras Global Finance BV, 4.375%, Due 5/20/2023	160	144

	Shares
SHORT-TERM INVESTMENTS - 5.69% (Cost $10,189)
JPMorgan U.S. Government Money Market Fund, Capital Class	10,188,667	10,189

TOTAL INVESTMENTS - 101.68% (Cost $181,635)		182,074
LIABILITIES, NET OF OTHER ASSETS - (1.68%)		(3,017)

TOTAL NET ASSETS - 100.00%		$179,057

Percentages are stated as a percent of net assets.

A	Valued at fair value pursuant to procedures approved by the Board of Trustees.
B	Non-income producing security.
C	Call.
D	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
E	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $67,178 or 37.52% of net assets. The Fund has no right to demand registration of these securities.
F	Limited Liability Company.
G	Limited Partnership.
H	Non-voting participating shares.
I	Is Payment in Kind.
J	Limited Liability Partnership.
K	Put.
L	Step Up/Down.

American Beacon Retirement Income and Appreciation Fund

July 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 3.63%
CONSUMER DISCRETIONARY - 0.26%
Lennar Corp., Class A	11,460	$388

CONSUMER STAPLES - 0.52%
Food & Drug Retailing - 0.26%
Costco Wholesale Corp.	3,300	387

Tobacco - 0.26%
Philip Morris International, Inc.	4,260	380

Total Consumer Staples		767

ENERGY - 0.35%
EOG Resources, Inc.,	3,500	509

FINANCIALS - 1.23%
Banks - 0.00%
Fifth Third Bancorp	1	0

Diversified Financials - 1.23%
Citigroup, Inc.	8,250	430
Franklin Resources, Inc.	8,550	418
JPMorgan Chase & Co.	8,300	463
T Rowe Price Group, Inc.	6,700	503

		1,814

Total Financials		1,814

HEALTH CARE - 0.32%
Mylan, Inc.,A	14,000	470

INFORMATION TECHNOLOGY - 0.95%
Electronic Equipment & Instruments - 0.34%
Eaton Corp PLC	7,300	503

Internet Software & Services - 0.35%
eBay, Inc.A	10,000	518

Semiconductor Equipment & Products - 0.26%
QUALCOMM, Inc.	6,000	387

Total Information Technology		1,408

Total Common Stock (Cost $4,554)		5,356

PREFERRED STOCK - 3.89%
CONSUMER DISCRETIONARY - 0.58%
Auto Manufacturing - 0.58%
General Motors Co., 4.75%, Due 12/1/2013	17,250	861

ENERGY - 0.64%
Oil & Gas - 0.64%
Chesapeake Energy Corp., Due 12/31/2049B F	864	939

FINANCE - 1.06%
Insurance - 0.31%
Metlife, Inc., 5.00%, 3/26/2014	8,000	456

	Shares	Fair Value
		(000’s)
Other Finance - 0.75%
AMG Capital Trust I, 5.1%, Due 4/15/2036	17,000	$1,101

Total Finance		1,557

MANUFACTURING - 0.99%
Aerospace & Defense - 0.67%
United Technologies Corp., 7.5%, Due 8/1/2015	15,450	990

Machinery - 0.32%
Stanley Black & Decker, Inc., 4.75%, Due 11/17/2015	3,500	474

Total Manufacturing		1,464

TRANSPORTATION - 0.28%
Other Transportation - 0.28%

Genesee & Wyoming, Inc., 5%, Due 10/01/2015	3,360	418

UTILITIES - 0.34%
Electricity - 0.34%

NextEra Energy, Inc., 5.599%, Due 6/1/2015	8,500	501

Total Preferred Stock (Cost $4,943)		5,740

CONVERTIBLE PREFERRED STOCK - 0.51% (Cost $830)
FINANCE - 0.51%
Banks - 0.51%

Wells Fargo & Co., 7.5%, Due 12/31/2049	650	756

	Par Amount
	(000’s)
CONVERTIBLE OBLIGATIONS - 16.99%
Aerospace/Defense - 0.31%
Alliant Techsystems, Inc.,
3.00%, Due 8/15/2024	$365	459

Auto Manufacturing - 0.21%
Tesla Motors, Inc.,
1.50%, Due 6/1/2018	235	306

Communications - 0.32%
Liberty Interactive LLC,
0.75%, Due 3/30/2043B C	425	477

Consumer Products - 0.30%
Jarden Corp.,
1.875%, Due 9/15/2018C	202	238
1.50%, Due 6/15/2019C	205	210

		448

Electronics - 1.15%
EnerSys, Inc.,
3.375%, Due 6/1/2038	285	394
General Cable Corp.,
4.50%, Due 11/15/2029	355	398
Lam Research Corp.,
0.50%, Due 5/15/2016	410	462
Linear Technology Corp.,
3.00%, Due 5/1/2027	400	434

		1,688

	Par Amount	Fair Value
	(000’s)	(000’s)
Gaming, Lodging & Leisure - 0.30%
MGM Resorts International,
4.25%, Due 4/15/2015	$380	$443

Health Care Supply - 0.55%
Hologic, Inc.,
2.00%, Due 12/15/2037D	690	812

Healthcare - Services - 1.00%
Healthways, Inc.,
1.50%, Due 7/1/2018C	95	99
Molina Healthcare, Inc.,
1.125%, Due 1/15/2020C	435	477
WellPoint, Inc.,
2.75%, Due 10/15/2042C	695	905

		1,481

Home Builders - 0.39%
KB Home,
1.375%, Due 2/1/2019	200	203
Standard Pacific Corp.,
1.25%, Due 8/1/2032	300	376

		579

Information / Data Technology - 3.49%
Concur Technologies, Inc.,
0.50%, Due 6/15/2018C	210	219
Cornerstone OnDemand, Inc.,
1.50%, Due 7/1/2018C	110	116
Electronic Arts, Inc.,
0.75%, Due 7/15/2016	410	449
EMC Corp.,
1.75%, Due 12/1/2013	425	694
NetSuite, Inc.,
0.25%, Due 6/1/2018C	210	219
Nuance Communications, Inc.,
2.75%, Due 8/15/2027	220	254
Salesforce.com, Inc.,
0.25%, Due 4/1/2018C	855	851
SanDisk Corp.,
1.50%, Due 8/15/2017	1,005	1,273
Shutterfly, Inc.,
0.25%, Due 5/15/2018C	402	434
Take-Two Interactive Software, Inc.,
1.75%, Due 12/1/2016	200	235
1.00%, Due 7/1/2018	160	168
Workday, Inc.,
0.75%, Due 7/15/2018C	210	221

		5,133

Investment Companies - 0.57%
Ares Capital Corp.,
5.75%, Due 2/1/2016	400	436
4.75%, Due 1/15/2018C	400	412

		848

Machinery - 0.28%
RTI International Metals, Inc.,
3.00%, Due 12/1/2015	370	416

	Par Amount	Fair Value
	(000’s)	(000’s)
Oilfield Machinery/Service - 1.11%
Exterran Holdings, Inc.,
4.25%, Due 6/15/2014	$330	$470
Hornbeck Offshore Services, Inc.,
1.625%, Due 11/15/2026	390	445
Newpark Resources, Inc.,
4.00%, Due 10/1/2017	360	466
SEACOR Holdings, Inc.,
2.50%, Due 12/15/2027C	220	261

		1,642

Other Finance - 0.47%
Leucadia National Corp.,
3.75%, Due 4/15/2014	250	319
Walter Investment Management Corp.,
4.50%, Due 11/1/2019	350	374

		693

Other Manufacturing - 0.91%
Danaher Corp.,
0.01%, Due 1/22/2021	245	480
Trinity Industries, Inc.,
3.875%, Due 6/1/2036	750	867

		1,347

Other Service - 1.47%
Chemed Corp.,
1.875%, Due 5/15/2014	490	510
Omnicom Group, Inc.,
0.01%, Due 7/31/2032	640	771
priceline.com, Inc.,
1.00%, Due 3/15/2018	745	889

		2,170

Other Utilities - 0.26%
Dealertrack Technologies, Inc.,
1.50%, Due 3/15/2017	325	385

Pharmaceuticals - 2.36%
Gilead Sciences, Inc.,
1.625%, Due 5/1/2016	515	1,394
Illumina, Inc.,
0.25%, Due 3/15/2016C	775	875
Merrimack Pharmaceuticals, Inc.,
4.50%, Due 7/15/2020	100	104
Salix Pharmaceuticals Ltd.,
1.50%, Due 3/15/2019	760	971
Vivus, Inc.,
4.50%, Due 5/1/2020C	105	122

		3,466

Telecom - 0.91%
Arris Group, Inc.,
2.00%, Due 11/15/2026	910	943
Ixia,
3.00%, Due 12/15/2015	360	394

		1,337

Textile/Apparel/Shoe - 0.63%
Iconix Brand Group, Inc.,
1.50%, Due 3/15/2018C	780	935

	Par Amount	Fair Value
	(000’s)	(000’s)

Total Convertible Obligations (Cost $22,267)		25,065

CORPORATE OBLIGATIONS - 31.93%
Aerospace/Defense - 0.49%
Northrop Grumman Corp.,
5.05%, Due 8/1/2019	$150	$169
United Technologies Corp.,
6.125%, Due 7/15/2038	450	560

		729

Auto Manufacturing - 2.41%
American Honda Finance Corp.,
2.125%, Due 2/28/2017C	500	507
3.875%, Due 9/21/2020C	250	260
Daimler Finance North America LLC,
3.00%, Due 3/28/2016B C	150	156
1.00%, Due 8/1/2016B C	500	500
2.95%, Due 1/11/2017B C	300	310
2.40%, Due 4/10/2017B C	450	456
Ford Motor Credit Co. LLC,
4.25%, Due 2/3/2017B	300	317
5.875%, Due 8/2/2021B	350	388
Volkswagen International Finance N.V.,
1.625%, Due 3/22/2015C	650	659

		3,553

Banks - 12.97%
Bank of America Corp.,
7.80%, Due 9/15/2016	600	694
7.625%, Due 6/1/2019	1,250	1,526
Bank One Corp.,
4.90%, Due 4/30/2015	250	266
Barclays Bank PLC,
3.90%, Due 4/7/2015	290	304
6.75%, Due 5/22/2019	650	778
Bear Stearns Cos. LLC,
7.25%, Due 2/1/2018B	925	1,109
BNP Paribas S.A.,
3.60%, Due 2/23/2016	280	296
Citigroup, Inc.,
1.204%, Due 4/1/2014D	6	6
0.553%, Due 11/5/2014D	300	299
8.50%, Due 5/22/2019	1,250	1,595
Danske Bank A/S,
1.318%, Due 4/14/2014C D	600	603
Deutsche Bank AG,
3.875%, Due 8/18/2014	275	284
Fifth Third Bancorp,
3.625%, Due 1/25/2016	275	290
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	475	517
6.25%, Due 9/1/2017	550	627
6.00%, Due 6/15/2020	835	950
ING Bank N.V.,
5.125%, Due 5/1/2015C	300	313
3.75%, Due 3/7/2017C	1,100	1,154
JPMorgan Chase & Co.,
0.602%, Due 6/13/2016D	375	369

	Par Amount	Fair Value
	(000’s)	(000’s)
5.50%, Due 10/15/2040	$350	$382
Lloyds TSB Bank PLC,
4.375%, Due 1/12/2015C	300	313
Merrill Lynch & Co. Inc.,
6.11%, Due 1/29/2037	275	275
Morgan Stanley,
0.748%, Due 10/15/2015D	900	890
7.30%, Due 5/13/2019	530	628
5.625%, Due 9/23/2019	450	498
National Australia Bank Ltd.,
4.375%, Due 12/10/2020C	250	268
Nordea Bank AB,
4.875%, Due 1/27/2020C	250	273
PNC Funding Corp.,
4.375%, Due 8/11/2020	260	280
Societe Generale S.A.,
2.20%, Due 9/14/2013C	250	250
1.319%, Due 4/11/2014C D	1,200	1,205
Svenska Handelsbanken AB,
2.875%, Due 4/4/2017	650	673
UBS AG,
5.875%, Due 12/20/2017	552	638
Wachovia Corp.,
0.638%, Due 10/15/2016D	600	592

		19,145

Beverage/Bottling - 0.53%
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, Due 4/15/2020	290	328
8.00%, Due 11/15/2039	100	145
SABMiller Holdings, Inc.,
4.95%, Due 1/15/2042C	300	309

		782

Cable/Broadcasting/Satellite - 2.13%
CBS Corp.,
3.375%, Due 3/1/2022	500	482
Comcast Corp.,
6.55%, Due 7/1/2039	400	484
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	125	137
Time Warner Cable, Inc.,
5.85%, Due 5/1/2017	650	710
Time Warner, Inc.,
4.875%, Due 3/15/2020	450	491
4.75%, Due 3/29/2021	325	353
Viacom, Inc.,
4.50%, Due 2/27/2042	550	483

		3,140

Chemicals - 0.21%
Dow Chemical Co.,
4.125%, Due 11/15/2021	300	310

Consumer Products - 0.10%
Kellogg Co.,
1.875%, Due 11/17/2016	150	152

Diversified Financial Services - 2.80%

	Par Amount	Fair Value
	(000’s)	(000’s)
General Electric Capital Corp.,
0.471%, Due 1/8/2016D	$1,145	$1,139
5.625%, Due 5/1/2018	250	287
6.00%, Due 8/7/2019	300	350
5.50%, Due 1/8/2020	650	737
HSBC Finance Corp.,
0.518%, Due 1/15/2014D	1,200	1,200
Jefferies Group, LLC,
3.875%, Due 11/1/2029B	401	424

		4,137

Electric - 1.94%
Commonwealth Edison Co.,
4.00%, Due 8/1/2020	135	144
Consolidated Edison Co. of New York, Inc.,
5.50%, Due 12/1/2039	300	342
EDF S.A.,
4.60%, Due 1/27/2020C	300	323
MidAmerican Energy Holdings Co.,
6.125%, Due 4/1/2036	500	578
Pacific Gas & Electric Co.,
6.25%, Due 12/1/2013	175	178
Progress Energy, Inc.,
4.875%, Due 12/1/2019	350	391
Southern Co.,
1.95%, Due 9/1/2016	310	316
Southwestern Electric Power Co.,
3.55%, Due 2/15/2022	600	584

		2,856

Gas - Pipelines - 0.11%
TransCanada PipeLines Ltd.,
6.10%, Due 6/1/2040	140	165

Healthcare - Services - 0.27%
Quest Diagnostics, Inc.,
4.75%, Due 1/30/2020	125	135
UnitedHealth Group, Inc.,
3.875%, Due 10/15/2020	250	262

		397

Information / Data Technology - 0.63%
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	250	253
4.05%, Due 9/15/2022	350	341
Xerox Corp.,
8.25%, Due 5/15/2014	150	159
2.95%, Due 3/15/2017	175	180

		933

Insurance - 1.72%
AEGON Funding Co. LLC,
5.75%, Due 12/15/2020B	250	281
American International Group, Inc.,
6.40%, Due 12/15/2020	775	915
4.875%, Due 6/1/2022	400	435
Lincoln National Corp.,
4.75%, Due 2/15/2014	105	107
MetLife, Inc.,
6.375%, Due 6/15/2034	400	489

	Par Amount	Fair Value
	(000’s)	(000’s)
Prudential Financial, Inc.,
7.375%, Due 6/15/2019	$250	$310

		2,537

Machinery - 0.20%
Caterpillar Financial Services Corp.,
2.75%, Due 6/24/2015	280	290

Oil & Gas - 0.87%
Apache Corp.,
5.10%, Due 9/1/2040	130	132
BP Capital Markets PLC,
3.20%, Due 3/11/2016	280	296
Canadian Natural Resources Ltd.,
6.25%, Due 3/15/2038	275	314
Devon Energy Corp.,
4.75%, Due 5/15/2042	300	281
EOG Resources, Inc.,
2.50%, Due 2/1/2016	250	260

		1,283

Pharmaceuticals - 0.29%
AbbVie, Inc.,
2.90%, Due 11/6/2022C	300	285
McKesson Corp.,
3.25%, Due 3/1/2016	140	148

		433

Railroads - 1.00%
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018B	325	377
5.75%, Due 5/1/2040B	140	160
Canadian National Railway Co.,
5.55%, Due 5/15/2018	250	289
CSX Corp.,
5.50%, Due 4/15/2041	250	267
Norfolk Southern Corp.,
5.75%, Due 4/1/2018	325	376

		1,469

Real Estate Investment Trusts - 0.28%
Simon Property Group LP,
10.35%, Due 4/1/2019E	300	417

Retail - 0.42%
CVS Caremark Corp.,
3.25%, Due 5/18/2015	140	146
Wal-Mart Stores, Inc.,
7.55%, Due 2/15/2030	350	479

		625

Telecom - 2.12%
America Movil SAB de CV,
6.375%, Due 3/1/2035	275	304
AT&T, Inc.,
4.35%, Due 6/15/2045	473	413
Deutsche Telekom International Finance BV,
4.875%, Due 3/6/2042C	850	830
Orange S.A.,
2.125%, Due 9/16/2015	125	127
Verizon Communications, Inc.,

	Par Amount	Fair Value
	(000’s)	(000’s)
5.50%, Due 4/1/2017	$250	$282
4.60%, Due 4/1/2021	340	368
6.90%, Due 4/15/2038	325	395
Vodafone Group PLC,
6.15%, Due 2/27/2037	375	410

		3,129

Tobacco - 0.22%
Altria Group, Inc.,
4.75%, Due 5/5/2021	300	323

Vehicle Parts - 0.22%
Johnson Controls, Inc.,
5.00%, Due 3/30/2020	300	330

Total Corporate Obligations (Cost $44,377)		47,135

FOREIGN GOVERNMENT OBLIGATIONS - 0.37%
Oil & Gas - 0.37%
Petrobras International Finance Co.,
3.875%, Due 1/27/2016	200	206
Petroleos Mexicanos,
6.00%, Due 3/5/2020	300	336

Total Foreign Government Obligations (Cost $497)		542

ASSET-BACKED OBLIGATIONS - 1.97%
Ally Master Owner Trust,
1.21%, Due 6/15/2017, 2012 3 A2	1,800	1,807
Nissan Master Owner Trust Receivables,
0.661%, Due 5/15/2017, 2012 A AD	1,100	1,098

Total Asset-Backed Obligations (Cost $2,900)		2,905

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.76%
Banc of America Commercial Mortgage Trust,
5.317%, Due 9/10/2047, 2006-5 A2	185	187
5.632%, Due 4/10/2049, 2007-2 A2	66	67
GS Mortgage Securities Corp II,
3.849%, Due 12/10/2043, 2010-C2 A1C	607	644
3.645%, Due 3/10/2044, 2011-GC3 A2C	750	791
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	82	82
3.853%, Due 6/15/2043, 2010-C1 A1C	514	537
4.388%, Due 2/15/2046, 2011-C3 A3C	650	703
5.711%, Due 2/12/2049, 2007-CB19 A4	400	448
5.629%, Due 2/12/2051, 2007-CB20 A2	43	43
LB-UBS Commercial Mortgage Trust,
5.424%, Due 2/15/2040, 2007-C1 A4	450	500
Wachovia Bank Commercial Mortgage Trust,
5.743%, Due 6/15/2049, 2007-C32 A2	68	70

Total Non-Agency Mortgage-Backed Obligations (Cost $3,849)		4,072

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 19.31%
Federal Home Loan Mortgage Corporation - 4.51%
5.00%, Due 2/1/2021	179	193

	Par Amount	Fair Value
	(000’s)	(000’s)
4.50%, Due 4/1/2021	$182	$193
5.00%, Due 9/1/2035	476	511
5.50%, Due 4/1/2037	128	139
5.00%, Due 3/1/2038	217	232
5.50%, Due 5/1/2038	186	201
0.591%, Due 12/15/2040D	676	679
4.00%, Due 1/1/2041	1,059	1,099
4.50%, Due 2/1/2041	1,006	1,062
3.50%, Due 6/1/2042	2,334	2,350

		6,659

Federal National Mortgage Association - 3.34%
3.50%, Due 1/1/2026	249	261
6.50%, Due 7/1/2032	114	126
5.50%, Due 6/1/2033	184	202
4.50%, Due 9/1/2034	98	104
5.50%, Due 12/1/2035	193	211
5.00%, Due 2/1/2036	160	173
5.50%, Due 4/1/2036	279	304
5.50%, Due 2/1/2037	183	199
6.00%, Due 9/1/2037	114	125
6.00%, Due 1/1/2038	167	183
4.50%, Due 1/1/2040	679	719
4.00%, Due 9/1/2040	506	526
4.00%, Due 1/1/2041	1,730	1,798

		4,931

Government National Mortgage Association - 9.10%
6.00%, Due 2/15/2033	330	373
5.50%, Due 4/15/2033	395	434
5.00%, Due 5/15/2033	260	284
1.692%, Due 11/16/2035, 2010-148 A	145	146
2.21%, Due 12/16/2035, 2011-31 A	1,861	1,884
2.989%, Due 3/16/2039, 2010-71 AC	223	227
2.17%, Due 4/16/2041, 2012 44 A	2,925	2,976
2.70%, Due 4/16/2043, 2011-109 AB	2,239	2,306
2.543%, Due 9/16/2044, 2011-96 AC	1,726	1,771
3.20%, Due 11/16/2044, 2011-92 B	2,900	3,016

		13,417

National Credit Union Administration - 2.36%
0.593%, Due 3/11/2020, 2011 R3 1AD	1,698	1,703
0.645%, Due 10/7/2020, 2010 R1 1AD	1,781	1,780

		3,483

Total U.S. Agency Mortgage-Backed Obligations (Cost $27,924)		28,490

U.S. TREASURY OBLIGATIONS - 17.16%
2.50%, Due 3/31/2015	1,500	1,556
0.25%, Due 12/15/2015	4,000	3,984
1.50%, Due 6/30/2016	2,000	2,052
3.125%, Due 10/31/2016	2,000	2,154
0.875%, Due 1/31/2017	3,200	3,205
1.50%, Due 8/31/2018	4,000	4,017
1.25%, Due 2/29/2020	3,000	2,877
2.00%, Due 2/15/2022	1,200	1,165
6.25%, Due 8/15/2023	800	1,062
6.875%, Due 8/15/2025	250	353
5.25%, Due 11/15/2028	550	688
4.75%, Due 2/15/2037	420	507

	Par Amount	Fair Value
	(000’s)	(000’s)
4.50%, Due 8/15/2039	$910	$1,062
3.125%, Due 2/15/2042	700	638

Total U.S. Treasury Obligations (Cost $25,104)		25,320

	Shares
SHORT-TERM INVESTMENTS - 1.44% (Cost $2,131)
JPMorgan U.S. Government Money Market Fund, Capital Class	2,130,866	2,131

TOTAL INVESTMENTS - 99.96% (Cost $139,376)		147,512
OTHER ASSETS, NET OF LIABILITIES - 0.04%		56

TOTAL NET ASSETS - 100.00%		$147,568

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Limited Liability Company.
C	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $19,659 or 13.32% of net assets. The Fund has no right to demand registration of these securities.
D	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
E	Limited Partnership.
F	Non-voting participating shares.

American Beacon Intermediate Bond Fund

July 31, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 46.85%
Consumer - 1.88%
Altria Group, Inc., 4.75%, Due 5/5/2021	$390	$419
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, Due 4/15/2020	380	430
8.00%, Due 11/15/2039	175	254
ConAgra Foods, Inc., 3.20%, Due 1/25/2023	420	402
Diageo Capital PLC, 1.50%, Due 5/11/2017	1,075	1,070
Kellogg Co., 1.875%, Due 11/17/2016	200	203
Kraft Foods Group, Inc., 1.625%, Due 6/4/2015	275	280
PepsiCo, Inc., 2.50%, Due 5/10/2016	435	453
SABMiller Holdings, Inc.,
3.75%, Due 1/15/2022A	2,000	2,038
4.95%, Due 1/15/2042A	400	411

		5,960

Energy - 4.33%
Apache Corp., 5.10%, Due 9/1/2040	200	203
BP Capital Markets PLC,
3.20%, Due 3/11/2016	400	422
4.50%, Due 10/1/2020	480	521
2.50%, Due 11/6/2022	665	607
Cameron International Corp., 6.375%, Due 7/15/2018	370	436
Canadian Natural Resources Ltd.,
3.45%, Due 11/15/2021	550	554
6.25%, Due 3/15/2038	360	412
ConocoPhillips, 6.65%, Due 7/15/2018	825	988
Devon Energy Corp., 4.75%, Due 5/15/2042	400	374
Energy Transfer Partners LP,
8.50%, Due 4/15/2014B	485	510
9.00%, Due 4/15/2019B	410	523
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039C	390	442
EOG Resources, Inc., 2.50%, Due 2/1/2016	425	441
Halliburton Co., 3.25%, Due 11/15/2021	670	675
Husky Energy, Inc.,
5.90%, Due 6/15/2014	500	522
3.95%, Due 4/15/2022	690	703
Marathon Oil Corp., 6.00%, Due 10/1/2017	475	546
ONEOK Partners LP, 6.125%, Due 2/1/2041B	385	402
Phillips 66,
1.95%, Due 3/5/2015	355	361
4.30%, Due 4/1/2022	435	448
Pride International, Inc., 6.875%, Due 8/15/2020	295	353
Shell International Finance BV, 0.625%, Due 12/4/2015	730	730
Spectra Energy Capital LLC,
5.668%, Due 8/15/2014C	320	334
5.65%, Due 3/1/2020C	595	660
Spectra Energy Partners LP, 4.60%, Due 6/15/2021B	235	238
The Williams Cos., Inc., 3.70%, Due 1/15/2023	225	207
TransCanada PipeLines Ltd.,
7.625%, Due 1/15/2039	395	538
6.10%, Due 6/1/2040	290	342
Valero Energy Corp., 9.375%, Due 3/15/2019	170	223

		13,715

Finance - 20.21%
AEGON Funding Co. LLC, 5.75%, Due 12/15/2020C	400	450

	Par Amount	Fair Value
	(000’s)	(000’s)
American Express Co., 4.05%, Due 12/3/2042	$438	$389
American Express Credit Corp.,
1.75%, Due 6/12/2015	640	651
1.30%, Due 7/29/2016	455	456
American International Group, Inc.,
6.40%, Due 12/15/2020	800	944
4.875%, Due 6/1/2022	1,000	1,087
Bank of America Corp.,
7.80%, Due 9/15/2016	700	810
7.625%, Due 6/1/2019	1,695	2,069
5.70%, Due 1/24/2022	2,000	2,246
Bank of New York Mellon Corp., 2.30%, Due 7/28/2016	800	827
Bank of Nova Scotia, 0.75%, Due 10/9/2015	540	538
Bank One Corp., 4.90%, Due 4/30/2015	500	532
Barclays Bank PLC,
3.90%, Due 4/7/2015	380	398
6.75%, Due 5/22/2019	650	778
Bear Stearns Cos. LLC, 7.25%, Due 2/1/2018C	2,845	3,409
BNP Paribas S.A., 3.60%, Due 2/23/2016	400	422
Boston Properties LP, 3.125%, Due 9/1/2023B	410	381
Canadian Imperial Bank of Commerce, 2.35%, Due 12/11/2015	850	878
Capital One Financial Corp., 2.15%, Due 3/23/2015	635	646
Citigroup, Inc.,
1.204%, Due 4/1/2014D	8	8
0.553%, Due 11/5/2014D	380	379
1.70%, Due 7/25/2016	465	465
4.45%, Due 1/10/2017	1,000	1,079
8.50%, Due 5/22/2019	2,475	3,158
5.875%, Due 1/30/2042	500	558
CNA Financial Corp., 7.35%, Due 11/15/2019	480	589
Danske Bank A/S, 1.318%, Due 4/14/2014A D	780	783
Deutsche Bank AG, 3.875%, Due 8/18/2014	400	413
ERP Operating LP, 3.00%, Due 4/15/2023B	290	269
Fifth Third Bancorp, 3.625%, Due 1/25/2016	400	422
General Electric Capital Corp.,
0.471%, Due 1/8/2016D	1,300	1,293
5.625%, Due 5/1/2018	375	431
6.00%, Due 8/7/2019	350	408
5.50%, Due 1/8/2020	800	907
5.30%, Due 2/11/2021	250	274
3.15%, Due 9/7/2022	755	713
5.875%, Due 1/14/2038	365	400
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	800	871
6.25%, Due 9/1/2017	800	912
5.95%, Due 1/18/2018	665	751
6.00%, Due 6/15/2020	990	1,126
5.75%, Due 1/24/2022	500	557
HCP, Inc., 5.375%, Due 2/1/2021	500	550
Health Care REIT, Inc.,
4.125%, Due 4/1/2019E	350	370
5.25%, Due 1/15/2022E	340	370
HSBC Finance Corp., 0.518%, Due 1/15/2014D	1,200	1,200
ING Bank N.V.,
5.125%, Due 5/1/2015A	250	261
3.75%, Due 3/7/2017A	1,500	1,574

	Par Amount	Fair Value
	(000’s)	(000’s)
JPMorgan Chase & Co.,
0.602%, Due 6/13/2016D	$480	$472
3.15%, Due 7/5/2016	1,000	1,049
5.50%, Due 10/15/2040	425	464
KeyCorp, 5.10%, Due 3/24/2021	385	427
Liberty Mutual Group, Inc., 5.00%, Due 6/1/2021A	390	412
Lincoln National Corp., 4.75%, Due 2/15/2014	50	51
Lloyds TSB Bank PLC, 4.375%, Due 1/12/2015A	375	392
Loews Corp., 5.25%, Due 3/15/2016	1,145	1,261
Merrill Lynch & Co. Inc.,
6.40%, Due 8/28/2017	870	994
6.50%, Due 7/15/2018	520	600
6.11%, Due 1/29/2037	360	360
MetLife, Inc., 6.375%, Due 6/15/2034	500	612
Morgan Stanley,
1.865%, Due 1/24/2014D	1,000	1,005
0.748%, Due 10/15/2015D	1,180	1,167
1.75%, Due 2/25/2016	480	479
7.30%, Due 5/13/2019	1,120	1,328
5.625%, Due 9/23/2019	600	664
3.75%, Due 2/25/2023	480	462
National Australia Bank Ltd., 4.375%, Due 12/10/2020A	425	456
Nordea Bank AB, 4.875%, Due 1/27/2020A	450	492
PNC Funding Corp.,
4.25%, Due 9/21/2015	525	562
4.375%, Due 8/11/2020	410	442
3.30%, Due 3/8/2022	515	502
Prudential Financial, Inc., 7.375%, Due 6/15/2019	450	558
Rabobank Nederland, 2.125%, Due 10/13/2015	225	231
Royal Bank of Canada,
1.15%, Due 3/13/2015	295	297
0.625%, Due 12/5/2016	515	513
Simon Property Group LP,
6.125%, Due 5/30/2018B	665	784
10.35%, Due 4/1/2019B	375	521
Societe Generale S.A.,
2.20%, Due 9/14/2013A	450	451
1.319%, Due 4/11/2014A D	900	904
State Street Corp., 2.875%, Due 3/7/2016	770	807
SunTrust Banks, Inc., 3.50%, Due 1/20/2017	525	551
Svenska Handelsbanken AB, 2.875%, Due 4/4/2017	800	828
UBS AG, 5.875%, Due 12/20/2017	1,163	1,344
US Bancorp, 1.65%, Due 5/15/2017	595	595
Wachovia Corp.,
0.638%, Due 10/15/2016D	750	740
5.75%, Due 2/1/2018	640	741
Willis North America, Inc., 6.20%, Due 3/28/2017	455	505

		64,025

Manufacturing - 7.21%
ABB Finance USA, Inc., 2.875%, Due 5/8/2022	320	308
Altera Corp., 1.75%, Due 5/15/2017	260	258
American Honda Finance Corp.,
2.125%, Due 2/28/2017A	1,000	1,014
3.875%, Due 9/21/2020A	500	519
Analog Devices, Inc., 3.00%, Due 4/15/2016	425	444
Apple, Inc., 2.40%, Due 5/3/2023	915	839

	Par Amount	Fair Value
	(000’s)	(000’s)
Applied Materials, Inc., 2.65%, Due 6/15/2016	$545	$565
BHP Billiton Finance USA Ltd., 1.625%, Due 2/24/2017	435	436
Caterpillar Financial Services Corp.,
1.10%, Due 5/29/2015	495	499
2.75%, Due 6/24/2015	380	394
1.625%, Due 6/1/2017	570	569
Cooper US, Inc.,
6.10%, Due 7/1/2017	480	550
3.875%, Due 12/15/2020	505	522
Daimler Finance North America LLC,
3.00%, Due 3/28/2016A C	190	198
2.95%, Due 1/11/2017A C	2,400	2,480
Dow Chemical Co.,
4.25%, Due 11/15/2020	255	270
4.125%, Due 11/15/2021	400	413
Eaton Corp PLC, 5.60%, Due 5/15/2018	380	433
EMC Corp., 1.875%, Due 6/1/2018	750	747
Ford Motor Credit Co. LLC,
4.25%, Due 2/3/2017C	700	739
5.875%, Due 8/2/2021C	600	665
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	425	431
4.05%, Due 9/15/2022	350	341
Intel Corp.,
1.35%, Due 12/15/2017	455	447
3.30%, Due 10/1/2021	340	342
John Deere Capital Corp.,
0.95%, Due 6/29/2015	205	206
1.30%, Due 3/12/2018	550	538
Johnson Controls, Inc.,
1.75%, Due 3/1/2014	480	483
5.00%, Due 3/30/2020	480	528
Koninklijke Philips Electronics N.V., 5.75%, Due 3/11/2018	535	624
Northrop Grumman Corp., 5.05%, Due 8/1/2019	200	225
Oracle Corp., 1.20%, Due 10/15/2017	550	538
Precision Castparts Corp., 0.70%, Due 12/20/2015	340	339
Rio Tinto Finance USA Ltd., 2.50%, Due 5/20/2016	505	520
Teck Resources Ltd., 6.00%, Due 8/15/2040	160	149
Toyota Motor Credit Corp., 2.05%, Due 1/12/2017	480	488
Tyco Electronics Group S.A.,
1.60%, Due 2/3/2015	320	323
6.55%, Due 10/1/2017	365	422
United Technologies Corp.,
1.80%, Due 6/1/2017	1,030	1,040
6.125%, Due 7/15/2038	600	747
Volkswagen International Finance N.V., 1.625%, Due 3/22/2015A	850	860
Xerox Corp.,
8.25%, Due 5/15/2014	190	201
2.95%, Due 3/15/2017	175	180

		22,834

Service - 6.41%
AbbVie, Inc.,
1.20%, Due 11/6/2015A	455	457
2.90%, Due 11/6/2022A	815	775
Baxter International, Inc.,
1.85%, Due 1/15/2017	375	378

	Par Amount	Fair Value
	(000’s)	(000’s)
3.20%, Due 6/15/2023	$595	$583
Becton Dickinson and Co., 3.25%, Due 11/12/2020	480	486
Cardinal Health, Inc., 3.20%, Due 3/15/2023	590	556
CBS Corp., 3.375%, Due 3/1/2022	1,000	965
Comcast Corp.,
5.875%, Due 2/15/2018	740	866
6.55%, Due 7/1/2039	800	968
Covidien International Finance S.A., 2.80%, Due 6/15/2015	340	352
CVS Caremark Corp., 3.25%, Due 5/18/2015	190	198
DIRECTV Holdings LLC,
3.80%, Due 3/15/2022C	550	529
6.35%, Due 3/15/2040C	225	231
eBay, Inc., 1.35%, Due 7/15/2017	435	431
Genzyme Corp., 5.00%, Due 6/15/2020	235	263
Gilead Sciences, Inc., 2.40%, Due 12/1/2014	475	485
GlaxoSmithKline Capital PLC, 1.50%, Due 5/8/2017	710	709
Home Depot, Inc., 2.70%, Due 4/1/2023	225	214
Humana, Inc., 3.15%, Due 12/1/2022	595	554
McKesson Corp., 3.25%, Due 3/1/2016	200	211
Novartis Capital Corp., 2.90%, Due 4/24/2015	340	354
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	225	243
Sanofi,
1.25%, Due 4/10/2018	730	712
4.00%, Due 3/29/2021	320	341
St Jude Medical, Inc., 2.50%, Due 1/15/2016	595	611
Teva Pharmaceutical Finance II, 3.00%, Due 6/15/2015	550	572
Thomson Reuters Corp., 4.70%, Due 10/15/2019	225	247
Time Warner Cable, Inc.,
5.85%, Due 5/1/2017	1,300	1,419
6.75%, Due 7/1/2018	440	492
4.50%, Due 9/15/2042	500	386
Time Warner, Inc.,
4.875%, Due 3/15/2020	1,090	1,188
4.75%, Due 3/29/2021	350	380
UnitedHealth Group, Inc.,
5.375%, Due 3/15/2016	395	438
3.875%, Due 10/15/2020	425	445
3.95%, Due 10/15/2042	290	256
Viacom, Inc., 4.50%, Due 2/27/2042	500	439
Walgreen Co., 3.10%, Due 9/15/2022	300	286
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	400	548
WellPoint, Inc., 4.35%, Due 8/15/2020	710	756

		20,324

Telecommunications - 3.06%
America Movil SAB de CV, 6.375%, Due 3/1/2035	375	414
AT&T, Inc.,
0.80%, Due 12/1/2015	640	639
5.35%, Due 9/1/2040	338	342
5.55%, Due 8/15/2041	1,000	1,040
4.35%, Due 6/15/2045	448	391
Cellco Partnership, 8.50%, Due 11/15/2018	435	565
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042A	850	829
Orange S.A.,
4.375%, Due 7/8/2014	385	397
2.125%, Due 9/16/2015	225	229
Rogers Communications, Inc., 5.50%, Due 3/15/2014	385	396

	Par Amount	Fair Value
	(000’s)	(000’s)
Verizon Communications, Inc.,
1.95%, Due 3/28/2014	$615	$621
5.50%, Due 4/1/2017	500	565
4.60%, Due 4/1/2021	780	845
3.50%, Due 11/1/2021	350	350
6.90%, Due 4/15/2038	500	607
Vodafone Group PLC,
1.625%, Due 3/20/2017	640	631
6.15%, Due 2/27/2037	760	831

		9,692

Transportation - 0.90%
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018C	600	696
7.95%, Due 8/15/2030C	320	421
5.75%, Due 5/1/2040C	190	217
Canadian National Railway Co., 5.55%, Due 5/15/2018	400	463
CSX Corp., 5.50%, Due 4/15/2041	425	454
Norfolk Southern Corp., 5.75%, Due 4/1/2018	300	347
United Parcel Service, Inc., 1.125%, Due 10/1/2017	265	261

		2,859

Utilities - 2.85%
Commonwealth Edison Co., 4.00%, Due 8/1/2020	190	203
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	350	399
Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016	450	509
EDF S.A., 4.60%, Due 1/27/2020A	580	625
MidAmerican Energy Holdings Co., 6.125%, Due 4/1/2036	1,000	1,155
National Rural Utilities Cooperative Finance Corp., 5.45%, Due 4/10/2017	505	574
Pacific Gas & Electric Co., 6.25%, Due 12/1/2013	150	153
Progress Energy, Inc.,
4.875%, Due 12/1/2019	450	503
4.40%, Due 1/15/2021	1,000	1,059
Sempra Energy, 6.50%, Due 6/1/2016	340	389
Southern Co., 1.95%, Due 9/1/2016	380	387
Southwestern Electric Power Co., 3.55%, Due 2/15/2022	800	778
Union Electric Co., 6.70%, Due 2/1/2019	510	621
Westar Energy, Inc., 6.00%, Due 7/1/2014	200	210
Xcel Energy, Inc., 5.613%, Due 4/1/2017	1,321	1,481

		9,046

Total Corporate Obligations (Cost $143,799)		148,455

FOREIGN GOVERNMENT OBLIGATIONS - 0.57%
Energy - 0.57%
Petrobras International Finance Co.,
3.875%, Due 1/27/2016	300	310
3.50%, Due 2/6/2017	340	343
5.375%, Due 1/27/2021	500	498
6.875%, Due 1/20/2040	245	239
Petroleos Mexicanos, 6.00%, Due 3/5/2020	375	419

Total Foreign Government Obligations (Cost $1,807)		1,809

ASSET-BACKED OBLIGATIONS - 2.94%
Ally Master Owner Trust, 1.21%, Due 6/15/2017, 2012 3 A2	3,500	3,512
CNH Equipment Trust,
1.17%, Due 5/15/2015, 2010-C A3	66	66
2.04%, Due 10/17/2016, 2011-A A4	470	477
0.94%, Due 5/15/2017, 2012 A A3	797	799

	Par Amount	Fair Value
	(000’s)	(000’s)
Ford Credit Auto Lease Trust, 0.60%, Due 3/15/2016, 2013-A A3	$550	$546
Hyundai Auto Receivables Trust, 3.15%, Due 3/15/2016, 2009-A A4	81	81
Nissan Auto Lease Trust, 0.58%, Due 11/16/2015, 2012 B A3	1,155	1,152
Nissan Master Owner Trust Receivables, 0.661%, Due 5/15/2017, 2012 A AD	1,700	1,698
Volkswagen Auto Loan Enhanced Trust, 0.87%, Due 7/20/2015, 2012 A A3	985	988

Total Asset-Backed Obligations (Cost $9,311)		9,319

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.86%
Banc of America Commercial Mortgage Trust,
5.317%, Due 9/10/2047, 2006-5 A2	260	263
5.632%, Due 4/10/2049, 2007-2 A2	87	88
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PW14 A4	790	873
5.54%, Due 9/11/2041, 2006-PW13 A4	1,285	1,419
4.831%, Due 7/11/2042, 2004-PWR5 A4	223	223
GS Mortgage Securities Corp II,
3.679%, Due 8/10/2043, 2010-C1 A1A	499	529
3.849%, Due 12/10/2043, 2010-C2 A1A	747	792
3.645%, Due 3/10/2044, 2011-GC3 A2A	750	791
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	115	116
3.853%, Due 6/15/2043, 2010-C1 A1A	700	732
4.388%, Due 2/15/2046, 2011-C3 A3A	800	865
4.625%, Due 3/15/2046, 2005-LDP1 A2	41	41
5.711%, Due 2/12/2049, 2007-CB19 A4	550	617
5.629%, Due 2/12/2051, 2007-CB20 A2	58	58
JPMBB Commercial Mortgage Securities Trust 2013-C12, 3.157%, Due 7/15/2045,	935	930
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	550	612
Wachovia Bank Commercial Mortgage Trust, 5.743%, Due 6/15/2049, 2007-C32 A2	108	111

Total Non-Agency Mortgage-Backed Obligations (Cost $8,403)		9,060

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 29.48%
Federal Home Loan Mortgage Corporation - 4.84%
4.50%, Due 3/1/2019	109	115
5.00%, Due 10/1/2020	267	288
5.00%, Due 8/1/2033	162	174
5.50%, Due 2/1/2034	217	236
6.00%, Due 8/1/2034	113	125
5.00%, Due 8/1/2035	93	100
5.00%, Due 9/1/2035	238	255
5.50%, Due 4/1/2037	128	139
5.00%, Due 3/1/2038	159	171
5.50%, Due 5/1/2038	233	251
5.50%, Due 6/1/2038	150	162
4.00%, Due 10/1/2039	3,300	3,425
5.00%, Due 4/1/2040	2,204	2,381
0.591%, Due 12/15/2040D	901	905
4.00%, Due 1/1/2041	1,001	1,038
4.50%, Due 2/1/2041	754	796
3.50%, Due 3/1/2042	845	851
3.50%, Due 6/1/2042	3,889	3,916

		15,328

Federal National Mortgage Association - 15.00%
6.50%, Due 2/1/2017	43	46

	Par Amount	Fair Value
	(000’s)	(000’s)
5.00%, Due 12/1/2017	$142	$151
4.50%, Due 9/1/2018	309	329
4.00%, Due 8/1/2020	64	68
3.50%, Due 1/1/2026	299	314
4.00%, Due 5/1/2026	212	225
3.00%, Due 8/1/2027	739	761
3.00%, Due 11/1/2027	1,449	1,493
3.50%, Due 1/1/2028	3,048	3,197
5.00%, Due 3/1/2034	216	233
5.50%, Due 6/1/2034	135	147
4.50%, Due 9/1/2034	65	69
5.50%, Due 2/1/2035	244	267
5.00%, Due 5/1/2035	3,096	3,333
5.00%, Due 11/1/2035	205	221
5.50%, Due 12/1/2035	149	162
5.00%, Due 2/1/2036	160	173
5.50%, Due 4/1/2036	349	380
6.00%, Due 9/1/2036	69	75
6.50%, Due 12/1/2036	160	179
5.50%, Due 2/1/2037	183	199
6.00%, Due 9/1/2037	171	187
6.00%, Due 1/1/2038	268	293
5.50%, Due 3/1/2038	386	420
5.00%, Due 4/1/2038	160	173
5.50%, Due 6/1/2038	122	132
4.50%, Due 1/1/2040	1,509	1,599
5.00%, Due 5/1/2040	2,077	2,256
4.00%, Due 9/1/2040	970	1,008
4.00%, Due 12/1/2040	4,265	4,433
4.00%, Due 1/1/2041	1,153	1,199
4.00%, Due 2/1/2041	3,227	3,361
4.50%, Due 4/1/2041	5,042	5,361
4.50%, Due 5/1/2041	1,364	1,454
4.50%, Due 8/1/2041	1,489	1,581
4.00%, Due 9/1/2041	2,598	2,700
4.00%, Due 10/1/2041	2,635	2,738
4.50%, Due 10/1/2041	1,112	1,185
4.00%, Due 11/1/2041	826	859
3.50%, Due 2/1/2042	2,429	2,457
4.00%, Due 4/1/2042	721	751
3.50%, Due 9/1/2042	1,008	1,019
4.00%, Due 11/1/2042	362	376

		47,564

Government National Mortgage Association - 8.20%
6.50%, Due 3/15/2028	146	165
6.00%, Due 4/15/2031	168	186
6.00%, Due 10/15/2038	739	813
5.50%, Due 2/15/2040	559	609
3.50%, Due 3/15/2043	1,700	1,734
5.50%, Due 2/20/2034	185	206
4.50%, Due 10/20/2040	1,144	1,238
2.012%, Due 7/16/2035 2011-144 AB	1,584	1,602
1.692%, Due 11/16/2035 2010-148 A	209	210
2.174%, Due 7/16/2038 2011-147 A	2,887	2,939
2.989%, Due 3/16/2039 2010-71 AC	320	326
2.17%, Due 4/16/2041 2012 44 A	5,851	5,952

	Par Amount	Fair Value
	(000’s)	(000’s)
1.732%, Due 5/16/2042 2012 70 A	$3,416	$3,431
2.70%, Due 4/16/2043 2011-109 AB	2,239	2,306
2.543%, Due 9/16/2044 2011-96 AC	1,406	1,443
3.20%, Due 11/16/2044 2011-92 B	2,700	2,809

		25,969

National Credit Union Administration - 1.44%
0.593%, Due 3/11/2020 2011 R3 1AD	2,654	2,661
0.645%, Due 10/7/2020 2010 R1 1AD	1,900	1,900

		4,561

Total U.S. Agency Mortgage-Backed Obligations (Cost $93,433)		93,422

U.S. TREASURY OBLIGATIONS - 13.70%
0.375%, Due 3/15/2015	3,105	3,111
2.50%, Due 3/31/2015	1,500	1,556
0.25%, Due 12/15/2015	2,000	1,992
2.00%, Due 4/30/2016	3,690	3,838
1.50%, Due 6/30/2016	1,000	1,026
0.875%, Due 1/31/2017	6,645	6,655
1.50%, Due 8/31/2018	1,000	1,004
1.25%, Due 2/29/2020	600	575
2.00%, Due 11/15/2021	3,945	3,850
2.00%, Due 2/15/2022	7,865	7,639
6.25%, Due 8/15/2023	900	1,195
6.875%, Due 8/15/2025	770	1,088
5.25%, Due 11/15/2028	750	938
4.75%, Due 2/15/2037	800	965
4.50%, Due 8/15/2039	1,010	1,179
3.125%, Due 11/15/2041	5,430	4,958
3.125%, Due 2/15/2042	2,000	1,824

Total U.S. Treasury Obligations (Cost $44,037)		43,393

	Shares
SHORT-TERM INVESTMENTS - 3.42% (Cost $10,851)
JPMorgan U.S. Government Money Market Fund, Capital Class	10,850,765	10,851

TOTAL INVESTMENTS - 99.82% (Cost $311,640)		316,309
OTHER ASSETS, NET OF LIABILITIES - 0.18%		539

TOTAL NET ASSETS - 100.00%		$316,848

Percentages are stated as a percent of net assets.

A	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $19,640 or 6.20% of net assets. The Fund has no right to demand registration of these securities.
B	Limited Partnership.
C	Limited Liability Company.
D	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
E	REIT - Real Estate Investment Trust.

American Beacon Short-Term Bond Fund

July 31, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 43.19%
Consumer - 3.04%
Kellogg Co., 1.125%, Due 5/15/2015	$2,000	$2,013
SABMiller Holdings, Inc., 1.85%, Due 1/15/2015A	1,000	1,014
SABMiller PLC, 6.50%, Due 7/1/2016A	1,725	1,969

		4,996

Energy - 0.62%
EOG Resources Canada, Inc., 4.75%, Due 3/15/2014A	1,000	1,026

Finance - 23.01%
ABN AMRO Bank N.V.,
2.035%, Due 1/30/2014A B	2,000	2,014
1.375%, Due 1/22/2016A	1,000	998
American Express Co., 7.25%, Due 5/20/2014	1,000	1,053
American International Group, Inc.,
3.65%, Due 1/15/2014	2,000	2,026
4.25%, Due 9/15/2014	600	622
Bank of America Corp.,
0.603%, Due 9/15/2014B	1,290	1,289
1.093%, Due 3/22/2016	2,000	1,998
Citigroup, Inc.,
1.204%, Due 4/1/2014B	19	19
0.553%, Due 11/5/2014B	2,573	2,566
1.226%, Due 7/25/2016	1,000	1,003
Danske Bank A/S, 1.318%, Due 4/14/2014A B	3,000	3,013
General Electric Capital Corp., 1.50%, Due 7/12/2016	3,000	3,015
Goldman Sachs Group, Inc.,
5.125%, Due 1/15/2015	1,000	1,056
5.35%, Due 1/15/2016	1,000	1,088
ING Bank N.V., 1.674%, Due 6/9/2014A C	3,000	3,026
Lloyds TSB Bank PLC, 2.615%, Due 1/24/2014B	2,000	2,020
Monumental Global Funding III, 0.468%, Due 1/15/2014A B	1,000	1,001
Morgan Stanley, 3.45%, Due 11/2/2015	3,000	3,116
Societe Generale S.A., 1.319%, Due 4/11/2014A B	2,000	2,008
Svenska Handelsbanken AB, 4.875%, Due 6/10/2014A	1,500	1,555
Wachovia Bank NA, 0.653%, Due 11/3/2014B	779	780
Wells Fargo Bank NA, 0.01%, Due 7/20/2015C	2,500	2,500

		37,766

Manufacturing - 9.27%
American Honda Finance Corp.,
1.45%, Due 2/27/2015A	2,000	2,020
1.00%, Due 8/11/2015A	2,000	2,007
Daimler Finance North America LLC,
2.30%, Due 1/9/2015A D	1,000	1,016
1.00%, Due 8/1/2016A D	2,500	2,502
Ford Motor Credit Co. LLC, 4.25%, Due 2/3/2017D	1,000	1,056
Hewlett-Packard Co., 0.673%, Due 5/30/2014B	1,000	998
Johnson Controls, Inc., 1.75%, Due 3/1/2014	500	503
Nissan Motor Acceptance Corp., 4.50%, Due 1/30/2015A	2,000	2,105
Volkswagen International Finance N.V., 1.15%, Due 11/20/2015A	3,000	3,014

		15,221

Service - 4.28%
AbbVie, Inc., 1.20%, Due 11/6/2015A	3,000	3,011
McKesson Corp., 0.95%, Due 12/4/2015	1,000	1,002
Quest Diagnostics, Inc., 1.123%, Due 3/24/2014B	1,000	1,003

	Par Amount	Fair Value
	(000’s)	(000’s)
Viacom, Inc., 1.25%, Due 2/27/2015	$2,000	$2,010

		7,026

Telecommunications - 1.24%
British Telecommunications PLC, 1.625%, Due 6/28/2016	1,000	1,009
Orange S.A., 4.375%, Due 7/8/2014	1,000	1,032

		2,041

Transportation - 0.65%
Burlington Northern Santa Fe Corp., 4.875%, Due 1/15/2015	1,000	1,059

Utilities - 1.08%
EDF S.A., 5.50%, Due 1/26/2014A	1,000	1,023
Pacific Gas & Electric Co., 6.25%, Due 12/1/2013	730	743

		1,766

Total Corporate Obligations (Cost $71,107)		70,901

ASSET-BACKED OBLIGATIONS - 14.81%
Ally Master Owner Trust, 0.821%, Due 5/15/2016, 2011-3 A1B	2,000	2,003
BMW Vehicle Lease Trust, 0.75%, Due 2/20/2015, 2012-1 A3	2,250	2,253
Capital Auto Receivables Asset Trust 2013-1, 0.92%, Due 9/20/2016,	3,500	3,503
Ford Credit Auto Owner Trust, 0.84%, Due 8/15/2016, 2012-1A A3	1,843	1,846
Ford Credit Floorplan Master Owner Trust, 0.85%, Due 1/15/2018, 2013-1 A1	3,000	2,988
GE Dealer Floorplan Master Note Trust, 0.792%, Due 7/20/2016, 2011-1 AB	2,500	2,508
GE Equipment Small Ticket LLC, 1.45%, Due 1/21/2018, 2011-1A A3A D	348	348
GE Equipment Transportation LLC,
1.00%, Due 10/20/2014, 2011-1 A3D	365	365
0.62%, Due 7/25/2016, 2012-2 A3D	2,500	2,491
Nissan Master Owner Trust Receivables, 0.491%, Due 2/15/2018, 2013-A AB	3,000	2,992
Volkswagen Auto Loan Enhanced Trust,
0.87%, Due 7/20/2015, 2012 A A3	1,000	1,003
0.85%, Due 8/22/2016, 2012-1 A3	2,000	2,005

Total Asset-Backed Obligations (Cost $24,307)		24,305

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.56%
Banc of America Commercial Mortgage Trust, 5.632%, Due 4/10/2049, 2007-2 A2	82	82
GS Mortgage Securities Corp. II, 2.716%, Due 2/10/2021, 2011-ALF AA	1,500	1,504
JP Morgan Chase Commercial Mortgage Securities Corp., 3.853%, Due 6/15/2043, 2010-C1 A1A	934	976

Total Non-Agency Mortgage-Backed Obligations (Cost $2,524)		2,562

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 20.11%
Government National Mortgage Association - 12.69%
1.864%, Due 8/16/2031 2010-141 A	1,077	1,081
2.239%, Due 12/16/2031 2011-1 A	964	970
2.45%, Due 7/16/2032 2011-109 A	2,101	2,123
2.25%, Due 5/16/2033 2011-92 A	2,900	2,930
2.25%, Due 8/16/2034 2011-78 A	1,736	1,756
2.21%, Due 11/16/2034 2011-16 A	1,608	1,622
1.692%, Due 11/16/2035 2010-148 A	1,394	1,400
2.21%, Due 12/16/2035 2011-31 A	1,994	2,019
2.782%, Due 6/16/2036 2010-13 AD	1,221	1,250
3.069%, Due 6/16/2036 2010-52 A	838	853
2.161%, Due 11/16/2036 2011-96 AB	1,349	1,362
2.45%, Due 7/16/2038 2011-49 A	2,263	2,310
2.989%, Due 3/16/2039 2010-71 AC	557	567
3.210%, Due 10/16/2039 2010-22 AB	568	580

		20,823

	Par Amount	Fair Value
	(000’s)	(000’s)
National Credit Union Administration - 7.42%
0.645%, Due 1/8/2020 2011 R1 1AB	$5,183	$5,212
0.595%, Due 2/6/2020 2011 R2 1AB	1,373	1,373
0.593%, Due 3/11/2020 2011 R3 1AB	5,263	5,277
1.84%, Due 10/7/2020 2010-R1 2A	325	325

		12,187

Total U.S. Agency Mortgage-Backed Obligations (Cost $32,990)		33,010

U.S. TREASURY OBLIGATIONS - 16.66%
2.125%, Due 11/30/2014	1,000	1,026
4.00%, Due 2/15/2015	2,000	2,116
0.25%, Due 3/31/2015	4,000	4,000
0.125%, Due 4/30/2015	4,000	3,990
0.25%, Due 7/15/2015	6,000	5,992
2.00%, Due 1/31/2016	2,000	2,077
1.75%, Due 5/31/2016	3,000	3,100
1.00%, Due 10/31/2016	5,000	5,045

Total U.S. Treasury Obligations (Cost $27,386)		27,346

	Shares
SHORT-TERM INVESTMENTS - 4.75% (Cost $7,804)
JPMorgan U.S. Government Money Market Fund, Capital Class	7,803,633	7,804

TOTAL INVESTMENTS - 101.08% (Cost $166,119)		165,928
LIABILITIES, NET OF OTHER ASSETS - (1.08%)		(1,764)

TOTAL NET ASSETS - 100.00%		$164,164

Percentages are stated as a percent of net assets.

A	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $37,150 or 22.63% of net assets. The Fund has no right to demand registration of these securities.
B	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
C	Variable rate.
D	Limited Liability Company.

AMERICAN BEACON FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

For valuation purposes, the last quoted price of non U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. generally accepted accounting principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the six months ended July 31, 2013, the High Yield Bond Fund held a security valued at $200,572 that was transferred from Level 2 to Level 1 of the valuation hierarchy. As of July 31, 2013, the investments were classified as described below (in thousands):

Balanced Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$537,862	$—	$—	$537,862
Preferred Stock	6,453	—	—	6,453
Corporate Obligations	—	97,904	—	97,904
Foreign Government Obligations	—	818	—	818
Non-Agency Mortgage-Backed Obligations	—	6,277	—	6,277
Asset-Backed Obligations	—	3,599	—	3,599
U.S. Agency Mortgage-Backed Obligations	—	47,723	—	45,736
U.S. Treasury Obligations	—	46,241	—	42,241
U.S. Agency Obligations	—	23,502	—	23,502
Municipal Obligations	—	739	—	739
Short-Term Investments - U.S. Treasury	—	17,573	—	17,573
Short-Term Investments - Money Markets	110,517	—	—	110,517

Total Investments in Securities	$654,832	$244,376	$—	$899,208

Derivative Financial Instruments - Assets[2]
Equity Contracts	$1,465	$—	$—	$1,465

Total Derivative Financial Instruments	$1,465	$—	$—	$1,465

Large Cap Value Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$9,785,402	$—	$—	$9,785,402
Preferred Stock	34,763	—		34,763
Short-Term Investments - Money Markets	471,992	—	—	471,992

Total Investments in Securities	$10,292,157	$—	$—	$10,292,157

Derivative Financial Instruments - Liabilities[2]
Equity Contracts	$(411)	$—	$—	$(411)

Total Derivative Financial Instruments	$(411)	$—	$—	$(411)

Mid-Cap Value Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$155,917	$—	$—	$155,917
Short-Term Investments - Money Markets	15,580	—	—	15,580

Total Investments in Securities	$171,497	$—	$—	$171,497

Derivative Financial Instruments - Assets[2]
Equity Contracts	$388	$—	$—	$388

Total Derivative Financial Instruments	$388	$—	$—	$388

Small Cap Value Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$4,417,280	$—	$—	$4,417,280
Security Lending Collateral invested in Money Market Funds	287,023	—	—	287,023
Short-Term Investments - Money Markets	261,208	—	—	261,208

Total Investments in Securities	$4,965,511	$—	$—	$4,965,511

Derivative Financial Instruments - Assets[2]
Equity Contracts	$10,184	$—	$—	$10,184

Total Derivative Financial Instruments	$10,184	$—	$—	$10,184

Small Cap Value II1	Level 1	Level 2	Level 3	Total
Common Stock	$4,029	$—	$—	$4,029
Short-Term Investments - Money Markets	277	—	—	277

Total Investments in Securities	$4,306	$—	$—	$4,306

Derivative Financial Instruments - Assets[2]
Equity Contracts	$5	$—	$—	$5

Total Derivative Financial Instruments	$5	$—	$—	$5

International Equity[1]	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$1,779,634	$—	$—	$1,779,634
Securities Lending Collateral invested in Money Market Funds	11,848	—	—	11,848
Short-Term Investments - Money Markets	92,863	—	—	92,863

Total Investments in Securities	$1,884,345	$—	$—	$1,884,345

Financial Derivative Instruments - Assets[2]
Equity Contracts	$1,670	—	—	$1,670
Currency Contracts	2,543	—	—	2,543

Total Financial Derivative Instruments	$4,213	$—	$—	$4,213

Financial Derivative Instruments - Liabilities[2]
Equity Contracts	$(54)	—	—	$(54)
Currency Contracts	(1,888)	—	—	(1,888)

Total Financial Derivative Instruments	$(1,942)	$—	$—	$(1,942)

Emerging Markets Fund[1]	Level 1	Level 2	Level 3	Total
Foreign Preferred Stock	$1,510	$—	$—	$1,510
Foreign Common Stock	104,086	—	—	104,086
U.S. Common Stock	130	—	—	130
Short-Term Investments - Money Markets	6,169	—	—	6,169

Total Investments in Securities	$111,895	$—	$—	$111,895

Financial Derivative Instruments - Assets[2]
Equity Contracts	$25	—	—	$25
Currency Contracts	46	—	—	46

Total Financial Derivative Instruments	$60	$—	$—	$60

Financial Derivative Instruments - Liabilities[2]
Currency Contracts	$(9,417)	—	—	$(9,417)

Total Financial Derivative Instruments	$(9,417)	$—	$—	$(9,417)

High Yield Bond[1]	Level 1	Level 2	Level 3	Total
Common Stock	$278	$20	$—	$298
Rights	302	—	—	302
Preferred Stock	1,081	—	—	1,081
Convertible Preferred Stock	44	—	—	44
Convertible Obligations	—	689	—	689
Corporate Obligations	—	169,327	—	169,327
Foreign Government Obligations	—	144	—	144
Short-Term Investments - Money Markets	10,189	—	—	10,189

Total Investments in Securities	$10,542	$149,039	$—	$182,074

Retirement Income and Appreciation Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$5,356	$—	$—	$5,356
Preferred Stock	4,801	939	—	5,740
Convertible Preferred Stock	756	—	—	756
Convertible Obligations	—	25,065	—	25,065
Corporate Obligations	—	47,134	—	47,134
Foreign Government Obligations	—	542	—	542
Asset-Backed Obligations	—	2,905	—	2,905
Non-Agency Mortgage-Backed Obligations	—	4,072	—	4,072
U.S. Agency Mortgage-Backed Obligations	—	28,490	—	28,490
U.S. Treasury Obligations	—	25,320	—	25,320
Short-Term Investments - Money Markets	2,131	—	—	2,131

Total Investments in Securities	$13,044	$134,467	$—	$147,512

Intermediate Bond Fund[1]	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$148,455	$—	$148,455
Foreign Government Obligations	—	1,809	—	1,809
Asset-Backed Obligations	—	9,319	—	9,319
Non-Agency Mortgage-Backed Obligations	—	9,060	—	9,060
U.S. Agency Mortgage-Backed Obligations	—	93,422	—	93,422
U.S. Treasury Obligations	—	43,393	—	43,393
Short-Term Investments - Money Markets	10,851	—	—	10,851

Total Investments in Securities	$10,851	$305,458	$—	$316,309

Short-Term Bond Fund[1]	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$68,401	$—	$68,401
Asset-Backed Obligations	—	24,305	—	24,305
Non-Agency Mortgage-Backed Obligations	—	2,562	—	2,562
U.S. Agency Mortgage-Backed Obligations	—	33,010	—	33,011
U.S. Treasury Obligations	—	27,346	—	27,346
Short-Term Investments - Money Markets	10,304	—	—	10,304

Total Investments in Securities	$10,304	$155,624	$—	$165,928

[1]	Refer to the schedules of investments for sector and industry information.
[2]	Financial derivative instruments may include open futures contracts and foreign currency contracts.

Payment In-Kind Securities

Certain Funds may invest in payment in-kind securities. Payment in-kind securities give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statements of Assets and Liabilities.

Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended January 31, 2013 are disclosed in the Notes to the Schedules of Investments.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Securities Lending

The Small Cap Value and International Equity Funds may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 78%, 12% and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2012 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Cost of Investments for Federal Income Tax Purposes

As of July 31, 2013, the cost of investments for federal income tax purposes was as follows (in thousands):

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Balanced	$774,672	$142,857	$(18,321)	$124,536
Large Cap Value	8,231,002	2,361,692	(300,537)	2,061,155
Mid-Cap Value	142,318	30,452	(1,273)	29,179
Small Cap Value	3,927,789	1,121,259	(83,537)	1,037,722
Small Cap Value II	3,631	729	(54)	675
International Equity	1,578,460	361,263	(55,378)	305,885
Emerging Markets	125,742	9,389	(23,236)	(13,847)
High Yield Bond	181,834	5,556	(5,316)	240
Retirement Income and Appreciation	140,012	8,580	(1,080)	7,500
Intermediate Bond	311,912	8,336	(3,939)	4,397
Short-Term Bond	166,119	582	(773)	(191)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carry-forwards. Under the RIC MOD, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carry-forwards may be more likely to expire unused. Additionally, post-enactment capital loss carry-forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the RIC MOD contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the RIC MOD is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive office and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 30, 2013

By:	/s/ Melinda G. Heika
Melinda G. Heika
Chief Financial Officer and Treasurer

Date: September 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 30, 2013

By:	/s/ Melinda G. Heika
Melinda G. Heika
Chief Financial Officer and Treasurer

Date: September 30, 2013